UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	6/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report

June 30, 2008

Morgan Stanley Institutional Fund, Inc.

Global and International Equity Portfolios	Fixed Income Portfolio

Active International Allocation	Emerging Markets Debt
Emerging Markets
Global Franchise
Global Real Estate
Global Value Equity
International Equity
International Growth Active Extension
International Growth Equity
International Magnum
International Real Estate
International Small Cap

U.S. Equity Portfolios

Capital Growth
Focus Growth
Large Cap Relative Value
Small Company Growth
U.S. Real Estate
U.S. Small/Mid Cap Value

2008 Semi-Annual Report

June 30, 2008

Table of Contents

Shareholder’s Letter	2
Expense Examples	3
Investment Advisory Agreement Approval	5
Portfolios of Investments
Global and International Equity Portfolios:
Active International Allocation	9
Emerging Markets	20
Global Franchise	24
Global Real Estate	26
Global Value Equity	29
International Equity	32
International Growth Active Extension	35
International Growth Equity	38
International Magnum	41
International Real Estate	45
International Small Cap	47
U.S. Equity Portfolios:
Capital Growth	49
Focus Growth	51
Large Cap Relative Value	52
Small Company Growth	54
U.S. Real Estate	56
U.S. Small/Mid Cap Value	59
Fixed Income Portfolio:
Emerging Markets Debt	61
Statements of Assets and Liabilities	63
Statements of Operations	71
Statements of Changes in Net Assets	75
Statement of Cash Flows	87
Financial Highlights	88
Notes to Financial Statements	129
U.S. Privacy Policy	144
Director and Officer Information	146

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/msim.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended June 30, 2008. Our Fund currently offers 18 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

July 2008

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees (in the case of Class P, Class H and Class L) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Class H shares of Global Real Estate, International Growth Active Extension and Emerging Markets Debt Portfolios commenced operations on January 2, 2008, however, expenses did not begin accruing until January 3, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from January 3, 2008 through June 30, 2008. Furthermore, Class L shares of Global Real Estate, International Growth Active Extension and Emerging Markets Debt Portfolios commenced operations on June 16, 2008, however, expenses did not begin accruing until June 17, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from June 17, 2008 through June 30, 2008.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Class H shares and Class L shares of Global Real Estate, International Growth Active Extension and Emerging Markets Debt Portfolios commenced operations on January 2, 2008 and June 16, 2008, respectively, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratios for the Class H shares and Class L shares were in effect during the period from January 1, 2008 through June 30, 2008.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expenses are calculated using each Fund’s annualized expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366(to reflect the most recent one-half year period).

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Expense Examples (cont’d)

				Actual			Net
		Actual Ending		Expenses			Expense
	Beginning	Account	Hypothetical	Paid		Hypothetical	Ratio
	Account	Value	Ending Account	During		Expenses Paid	During
	Value 1/1/08	6/30/08	Value	Period*		During Period*	Period
Active International Allocation Class I	$ 1,000.00	$ 905.80	$ 1,020.93	$ 3.74		$ 3.97	0.79%
Active International Allocation Class P	1,000.00	905.60	1,019.69	4.93		5.22	1.04
Emerging Markets Class I	1,000.00	843.60	1,018.10	6.23		6.82	1.36
Emerging Markets Class P	1,000.00	842.50	1,016.86	7.38		8.07	1.61
Global Franchise Class I	1,000.00	860.40	1,019.94	4.58		4.97	0.99
Global Franchise Class P	1,000.00	860.00	1,018.70	5.73		6.22	1.24
Global Real Estate Class I	1,000.00	870.50	1,019.69	4.84		5.22	1.04
Global Real Estate Class P	1,000.00	869.30	1,018.45	6.00		6.47	1.29
Global Real Estate Class H	1,000.00	874.40	1,016.26	8.06	**	8.72	1.74
Global Real Estate Class L	1,000.00	913.30	1,019.88	4.77	**	61.12	12.17
Global Value Equity Class I	1,000.00	847.50	1,019.89	4.59		5.02	1.00
Global Value Equity Class P	1,000.00	846.70	1,018.60	5.79		6.32	1.26
International Equity Class I	1,000.00	924.90	1,020.29	4.40		4.62	0.92
International Equity Class P	1,000.00	924.10	1,019.05	5.60		5.87	1.17
International Growth Active Extension Class I	1,000.00	883.70	1,008.25	15.64		16.68	3.34
International Growth Active Extension Class P	1,000.00	882.60	1,006.96	16.85		17.96	3.60
International Growth Active Extension Class H	1,000.00	884.90	1,004.24	19.44	**	20.78	4.17
International Growth Active Extension Class L	1,000.00	942.10	1,010.88	13.58	**	170.59	34.12
International Growth Equity Class I	1,000.00	894.00	1,019.89	4.71		5.02	1.00
International Growth Equity Class P	1,000.00	892.70	1,018.65	5.88		6.27	1.25
International Magnum Class I	1,000.00	904.50	1,019.89	4.74		5.02	1.00
International Magnum Class P	1,000.00	903.50	1,018.65	5.92		6.27	1.25
International Real Estate Class I	1,000.00	854.90	1,020.09	4.43		4.82	0.96
International Real Estate Class P	1,000.00	853.90	1,018.85	5.58		6.07	1.21
International Small Cap Class I	1,000.00	902.80	1,019.29	5.30		5.62	1.12
Capital Growth Class I	1,000.00	898.80	1,021.83	2.88		3.07	0.61
Capital Growth Class P	1,000.00	898.60	1,020.59	4.06		4.32	0.86
Focus Growth Class I	1,000.00	925.00	1,019.89	4.79		5.02	1.00
Focus Growth Class P	1,000.00	923.60	1,018.65	5.98		6.27	1.25
Large Cap Relative Value Class I	1,000.00	874.90	1,021.73	2.94		3.17	0.63
Large Cap Relative Value Class P	1,000.00	874.30	1,020.49	4.10		4.42	0.88
Small Company Growth Class I	1,000.00	868.10	1,019.79	4.74		5.12	1.02
Small Company Growth Class P	1,000.00	866.80	1,018.55	5.89		6.37	1.27
U.S. Real Estate Class I	1,000.00	958.00	1,020.29	4.48		4.62	0.92
U.S. Real Estate Class P	1,000.00	956.20	1,019.05	5.69		5.87	1.17
U.S. Small/Mid Cap Value Class I	1,000.00	887.00	1,019.74	4.83		5.17	1.03
U.S. Small/Mid Cap Value Class P	1,000.00	885.80	1,018.45	6.05		6.47	1.29
Emerging Markets Debt Class I	1,000.00	1,029.60	1,021.08	3.84		3.82	0.76
Emerging Markets Debt Class P	1,000.00	1,028.10	1,019.74	5.19		5.17	1.03
Emerging Markets Debt Class H	1,000.00	1,022.90	1,019.32	5.60	**	5.62	1.12
Emerging Markets Debt Class L	1,000.00	1,011.80	1,021.06	3.83	**	46.68	9.29

* Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

** Expenses are calculated using Class H’s and Class L’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 180/366 and 14/366, respectively (to reflect actual days in the period).

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Franchise, Global Value Equity, International Growth Equity, International Magnum, International Small Cap, International Equity, International Growth Equity Active Extension, U.S. Real Estate, Global Real Estate, International Real Estate, Focus Growth (formerly Focus Equity), Small Company Growth, Capital Growth (formerly U.S. Large Cap Growth) and Emerging Markets Debt Portfolios (collectively, the “Portfolios”), the Board considered whether it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Advisory and Administration Agreements for another year.

Specifically, the Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided/to be provided by the Portfolios’ Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided/to be provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”), except with regard to the International Growth Equity Active Extension (“IGEAE”) Portfolio, which was not reported on by Lipper since Lipper did not have sufficient data because the Portfolio has been operational for less than one year. For the IGEAE Portfolio, the Board was provided with a report prepared by management.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide or are to provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided/to be provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio’s performance for the one-, three- and five-year periods ended December 31, 2007 (except with respect to the International Growth Equity Portfolio whereby the Board reviewed the Portfolio’s performance for the one-year period ended December 31, 2007 and the period December 31, 2005 to December 31, 2007; the Global Real Estate Portfolio whereby the Board reviewed the Portfolio’s performance for the one-year period ended December 31, 2007 and the period August 30, 2006 to December 31, 2007; and the IGEAE Portfolio whereby the Board reviewed the Portfolio’s performance for the one- month, three-month, year-to-date, six-month and since inception periods), as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”) for each Portfolio (with the IGEAE Portfolio compared to the performance of the Lipper International Large Cap Growth Category average and the Lipper Long/Short Category average). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel.

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Franchise, International Growth Equity, IGEAE, U.S. Real Estate, Global Real Estate, International Real Estate, Focus Growth, Small Company Growth, Capital Growth, Value Equity, International Magnum and Emerging Markets Debt Portfolios, the Board concluded that each Portfolio’s performance was competitive with that of its performance peer group.

With respect to the Global Value Equity Portfolio, the Board noted the change in the Portfolio’s management team. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

With respect to the International Equity Portfolio, the Board noted the recent trend of improvement in performance. The Board concluded that the Portfolio’s performance was acceptable.

With respect to the International Small Cap Portfolio, the Board noted that the Adviser was evaluating possible actions that might improve the Portfolio’s performance. The Board noted the improving trend in the performance and concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by each Portfolio under the Management Agreement.

With respect to the Active International Allocation, International Magnum, Emerging Markets, Global Franchise, Global Value Equity, International Growth Equity, International Small Cap, International Equity, Large Cap Relative Value, U.S. Real Estate, Capital Growth, Global Real Estate, Focus Growth, Small Company Growth and Emerging Markets Debt Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the International Real Estate and IGEAE Portfolios, the Board noted that the Adviser did not manage any other funds with investment strategies comparable to that of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

With respect to the Portfolios, the Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the average management fee rate and total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report.

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Value Equity, Global Franchise, International Growth Equity, International Magnum, Emerging Markets Debt, Focus Growth and Capital Growth Portfolios, the Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

With respect to the Global Real Estate, International Small Cap, International Real Estate, International Equity, U.S. Real Estate and Small Company Growth Portfolios, the Board concluded that each Portfolio’s management fee rate was acceptable as the total expense ratio was close to or below the expense peer group averages and therefore competitive.

With respect to the IGEAE Portfolio, the Board noted that the management fee rate and total expense ratio were higher than the peer group average. The Board noted that the low assets contributed to expenses higher than originally expected. The Board concluded that the management fee and total expense ratio were acceptable given the quality of services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement.

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Franchise, Global Value Equity, International Growth Equity, International Magnum, International Small Cap, International Equity, IGEAE, U.S. Real Estate, Focus Growth, Small Company Growth, Capital Growth and Emerging Markets Debt Portfolios, the Board noted that each Portfolio’s management fee schedule includes one or more breakpoints. The Board also reviewed the level of each Portfolio’s management fee and noted that each fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio’s management fee would reflect economies of scale as assets increase.

With respect to the Global Real Estate Portfolio, the Board noted that the Portfolio’s management fee schedule does not include any breakpoints. The Board considered the Portfolio’s assets under management and concluded that economies of scale for the Portfolio was not a factor that needed to be considered.

With respect to the International Real Estate Portfolio, the Board noted that the Portfolio’s management fee schedule does not include any breakpoints. The Board also noted that the Portfolio is closed to new investors. The Board concluded that because the Portfolio’s assets will not grow, this was not a factor it needed to address at the present time but the Board would continue to monitor fees and expenses for the Portfolio.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of the Adviser and Affiliates

With respect to the Portfolios, the Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex. The Board considered the “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from each Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board concluded that the fall-out benefits were relatively small and noted that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

With respect to each Portfolio, except the Emerging Markets Debt Portfolio, the Board considered “soft dollar” benefits (discussed in the next section).

Soft Dollar Benefits

With respect to each Portfolio, except the Emerging Markets Debt Portfolio, the Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the Emerging Markets Debt Portfolio, the Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Relationship Between the Portfolios and the Adviser

With respect to the Portfolios, the Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. With respect to the IGEAE Portfolio, although the Management Agreement was not set to expire until April 25, 2009, as it was approved on April 25, 2007 for two years, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve the renewal of the Management Agreement to continue to June 30, 2009.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

		Value
	Shares	(000)
Common Stocks (82.0%)
Australia (3.8%)
AGL Energy Ltd.	15,285	$ 210
Alumina Ltd.	91,525	416
Amcor Ltd.	71,068	344
AMP Ltd.	42,736	274
Ansell Ltd.	5,679	50
Asciano Group	12,151	40
Australia & New Zealand Banking Group Ltd.	46,465	834
BHP Billiton Ltd.	249,722	10,462
BlueScope Steel Ltd.	64,239	698
Boral Ltd.	47,082	255
Brambles Ltd.	31,812	266
Caltex Australia Ltd.	21,562	270
Coca-Cola Amatil Ltd.	17,574	118
Commonwealth Bank of Australia	38,394	1,478
CSL Ltd.	8,526	292
CSR Ltd.	77,935	183
Fairfax Media Ltd. (c)	32,240	91
Foster’s Group Ltd.	65,602	319
Insurance Australia Group Ltd. (c)	54,613	182
James Hardie Industries N.V. (c)	37,648	153
Leighton Holdings Ltd. (c)	7,115	347
Lend Lease Corp. Ltd. (c)	13,618	125
Macquarie Group Ltd. (c)	6,715	313
Macquarie Infrastructure Group	74,866	166
National Australia Bank Ltd.	51,258	1,302
Newcrest Mining Ltd.	26,212	736
OneSteel Ltd.	44,821	320
Orica Ltd.	23,038	647
Origin Energy Ltd.	154,486	2,387
PaperlinX Ltd.	36,382	60
QBE Insurance Group Ltd.	22,311	479
Rio Tinto Ltd. (c)	22,901	2,975
Santos Ltd.	113,448	2,333
Sonic Healthcare Ltd.	5,616	78
Stockland REIT	1,074	6
Suncorp-Metway Ltd.	17,718	221
TABCORP Holdings Ltd.	13,036	123
Telstra Corp. Ltd.	69,366	282
Toll Holdings Ltd. (c)	12,474	72
Transurban Group (c)	24,712	100
Wesfarmers Ltd.	17,577	630
Westpac Banking Corp.	54,298	1,041
Woodside Petroleum Ltd.	63,419	4,104
Woolworths Ltd.	33,517	786
		36,568
Belgium (0.5%)
AGFA-Gevaert N.V. (a)	4,251	28
Bekaert S.A.	598	92
Belgacom S.A.	7,474	322
Dexia (c)	50,928	815
Fortis	45,964	735
InBev N.V. (c)	10,546	732
KBC Groep N.V.	7,020	780
Solvay S.A., Class A	3,603	471
UCB S.A.	6,548	242
Umicore	7,660	379
		4,596
Brazil (1.2%)
All America Latina Logistica S.A.	43,200	551
Aracruz Celulose S.A., (Preference), Class B	19,701	145
Banco Bradesco S.A. (Preference)	16,361	333
Banco do Brasil S.A.	34,500	562
Banco Itau Holding Financeira S.A. (Preference)	46,955	949
Brasil Telecom Participacoes S.A. (Preference)	11,216	165
Centrais Electricas Brasileiras S.A. (Preference), Class B	2,714	44
Cia de Bebidas das Americas	12,415	741
Cia de Bebidas das Americas (Preference)	2,540	160
Cia Energetica de Minas Gerais S.A. (Preference)	3,661	90
Cia Siderurgica Nacional S.A.	3,028	134
Contax Participacoes S.A. (Preference)	2,491	71
CVRD (Preference), Class A	30,369	903
Cyrela Brazil Realty S.A.	42,900	592
Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	8,580	58
Embratel Participacoes S.A. (Preference)	3,730,256	33
Empresa Brasileira de Aeronautica S.A.	32,988	218
Gerdau S.A. (Preference)	32,736	783
Klabin S.A. (Preference)	36,692	138
Lojas Renner S.A.	29,100	575
Perdigao S.A.	20,900	566
Petroleo Brasileiro S.A. (Preference)	53,320	1,537
Sadia S.A. (Preference)	100,361	711
Souza Cruz S.A.	1,176	33
Tele Norte Leste Participacoes S.A. (Preference)	19,094	475
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	1,050	133
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	2,800	138
Vivo Participacoes S.A. (Preference) (a)	22,621	144
Votorantim Celulose e Papel S.A. (Preference)	4,076	109
		11,091
Denmark (0.7%)
AP Moller - Maersk A/S	74	906
Danske Bank A/S	39,274	1,136
DSV A/S	11,750	281
GN Store Nord A/S (a)	67,329	323

The accompanying notes are an integral part of the financial statements.	9

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Denmark (0.7%) (cont’d)
Novo-Nordisk A/S, Class B	28,460	$ 1,863
Novozymes A/S, Class B	2,864	259
Vestas Wind Systems A/S (a)	11,822	1,547
		6,315
Egypt (0.1%)
Orascom Construction Industries	8,634	583
Orascom Hotels & Development (a)	17,536	188
		771
Finland (1.3%)
Cargotec Corp., Class B	2,891	101
Fortum Oyj	16,886	858
Kesko Oyj, Class B	5,410	175
Kone Oyj, Class B	10,989	386
Metso Oyj	23,254	1,061
Neste Oil Oyj	8,252	243
Nokia Oyj	267,836	6,532
Outokumpu Oyj	15,450	541
Rautaruukki Oyj	6,293	288
Sampo Oyj, Class A	18,822	476
Stora Enso Oyj, Class R	41,550	390
Tietoenator Oyj (c)	12,781	266
UPM-Kymmene Oyj	36,167	592
Uponor Oyj	3,224	47
Wartsila Oyj	4,478	282
		12,238
France (8.0%)
Accor S.A.	17,180	1,148
Air Liquide (c)	19,564	2,583
Alcatel-Lucent (a)(c)	116,127	706
Alstom (c)	24,268	5,604
ArcelorMittal (c)	59,440	5,877
Atos Origin S.A. (c)	1,889	105
AXA S.A. (c)	68,909	2,046
BNP Paribas	53,919	4,885
Bouygues	18,764	1,246
Cap Gemini S.A.	15,920	938
Carrefour S.A.	31,579	1,788
Casino Guichard Perrachon S.A.	4,458	505
Cie de Saint-Gobain (c)	20,255	1,267
Cie Generale d’Optique Essilor International S.A. (c)	21,786	1,332
CNP Assurances	4,420	499
Compagnie Generale des Etablissements Michelin, Class B (c)	4,696	337
Credit Agricole S.A. (c)	27,067	553
Dassault Systemes S.A. (c)	5,148	314
European Aeronautic Defense & Space Co. N.V. (c)	16,219	308
France Telecom S.A. (c)	98,884	2,913
Groupe Danone (c)	27,890	1,958
Hermes International (c)	3,740	589
Imerys S.A.	2,205	160
Lafarge S.A. (c)	11,729	1,799
Lagardere S.C.A. (c)	8,523	485
L’Oreal S.A. (c)	7,503	816
LVMH Moet Hennessy Louis Vuitton S.A.	21,401	2,243
Neopost S.A.	3,273	346
Pernod-Ricard S.A. (c)	2,608	268
Peugeot S.A. (c)	5,348	290
PPR (c)	2,823	314
Publicis Groupe (c)	4,217	137
Renault S.A. (c)	5,505	452
Safran S.A. (c)	5,450	106
Sanofi-Aventis S.A.	56,814	3,795
Schneider Electric S.A.	22,543	2,435
Societe BIC S.A.	1,627	85
Societe Generale	22,178	1,931
Societe Television Francaise 1	11,185	187
Sodexo	9,509	625
Suez S.A.	31,273	2,129
Technip S.A.	12,117	1,122
Thales S.A.	7,459	425
Thomson	10,855	57
Total S.A.	159,524	13,613
Valeo S.A.	5,295	170
Vallourec	2,815	988
Veolia Environnement	27,873	1,564
Vinci S.A. (c)	18,715	1,149
Vivendi	39,320	1,492
Zodiac S.A.	631	29
		76,713
Germany (6.9%)
Adidas AG	16,450	1,039
Allianz SE (Registered)	19,392	3,416
Altana AG	3,752	65
Arcandor AG (a)	4,851	56
BASF AG	55,758	3,847
Bayer AG	45,924	3,865
Beiersdorf AG	8,080	595
Celesio AG	6,488	235
Commerzbank AG	35,871	1,064
Continental AG	7,896	811
Daimler AG	49,424	3,057
Deutsche Bank AG (Registered)	24,121	2,083
Deutsche Boerse AG	8,431	952
Deutsche Lufthansa AG (Registered)	13,860	299
Deutsche Post AG (Registered)	43,545	1,138
Deutsche Postbank AG	2,955	259
Deutsche Telekom AG	191,355	3,133
E.ON AG	43,979	8,873
Fresenius Medical Care AG & Co. KGaA	15,577	859
Heidelberger Druckmaschinen (c)	3,527	72
Henkel KGaA (Non-Voting Shares)	11,107	443
Hochtief AG	3,737	380
Hypo Real Estate Holding AG (c)	11,316	319
Infineon Technologies AG (a)	35,063	305
Linde AG (c)	7,963	1,120
MAN AG	10,493	1,165
Merck KGaA	3,771	536
Metro AG	19,246	1,228

10	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Germany (6.9%) (cont’d)
Muenchener Rueckversicherungs AG (Registered)	9,789	$ 1,715
Porsche Automobil Holding SE (Non-Voting Shares)	9,000	1,387
Puma AG Rudolf Dassler Sport	768	258
Qiagen N.V (a)(c)	8,326	169
RWE AG	28,097	3,549
RWE AG (Non-Voting Shares)	2,201	222
SAP AG (c)	106,235	5,563
Siemens AG (Registered) (c)	54,201	6,018
Suedzucker AG (c)	28,507	517
ThyssenKrupp AG	22,130	1,389
TUI AG (c)	12,933	300
Volkswagen AG	9,553	2,757
Volkswagen AG (Non-Voting Shares)	5,703	826
		65,884
Greece (0.5%)
Alpha Bank A.E.	32,253	975
EFG Eurobank Ergasias S.A.	20,505	487
National Bank of Greece S.A.	37,126	1,673
OPAP S.A.	12,910	451
Piraeus Bank S.A.	31,600	859
Titan Cement Co., S.A.	3,950	157
		4,602
Hong Kong (1.9%)
Agile Property Holdings Ltd. (c)	291,280	254
Anhui Expressway Co., Class H	369,000	267
Bank of East Asia Ltd.	75,410	410
BOC Hong Kong Holdings Ltd.	168,000	445
Cathay Pacific Airways Ltd. (c)	48,000	91
Chaoda Modern Agriculture	170,100	215
Cheung Kong Holdings Ltd.	70,000	944
Cheung Kong Infrastructure Holdings Ltd. (c)	26,000	110
China Communications Construction Co., Ltd., Class H	519,000	888
China Infrastructure Machinery Holdings Ltd. (c)	224,000	208
China Overseas Land & Investment Ltd.	226,000	357
China Resources Enterprise Ltd.	102,000	291
China Resources Land Ltd.	145,000	201
China Travel International Investment Hong Kong Ltd.	768,000	208
China Water Affairs Group Ltd. (a)(c)	2,069,441	610
Chow Sang Sang Holdings	57,438	58
CLP Holdings Ltd.	78,811	675
COSCO Pacific Ltd.	332,000	544
Esprit Holdings Ltd.	43,800	455
Guangdong Investment Ltd.	1,782,000	722
Hang Lung Properties Ltd.	234,500	752
Hang Seng Bank Ltd.	32,600	688
Harbin Power Equipment, Class H	132,000	191
Henderson Land Development Co., Ltd.	34,000	212
Hong Kong & China Gas Co., Ltd.	209,466	498
Hong Kong Exchanges & Clearing Ltd.	48,500	709
HongKong Electric Holdings	63,500	380
Hopewell Highway Infrastructure Ltd.	343,231	260
Hopewell Holdings Ltd.	30,000	107
Hutchison Telecommunications International Ltd. (a)	64,000	91
Hutchison Whampoa Ltd.	96,282	971
Hysan Development Co., Ltd.	32,391	89
Kerry Properties Ltd.	20,456	107
Kingboard Chemical Holdings Ltd.	32,000	148
Li & Fung Ltd.	235,757	711
Li Ning Co. Ltd. (c)	94,000	217
Link (The) REIT	79,201	180
MTR Corp.	66,687	210
New World China Land Ltd.	271,600	141
New World Development Ltd.	110,594	225
NWS Holdings Ltd.	185,408	484
PCCW Ltd.	171,490	104
Prime Success International Group Ltd. (c)	321,200	178
Rexcapital Financial Holdings Ltd. (a)(c)	891,948	89
Shangri-La Asia Ltd.	48,636	113
Sino Land Co.	56,509	112
Sun Hung Kai Properties Ltd.	89,500	1,214
Swire Pacific Ltd., Class A	42,000	430
Television Broadcasts Ltd.	14,000	81
Wasion Meters Group Ltd.	186,379	72
Wharf Holdings Ltd.	56,662	237
Yue Yuen Industrial Holdings Ltd. (c)	27,500	65
Zhejiang Expressway Co., Ltd.	336,000	259
		18,278
India (0.2%)
Bharat Heavy Electricals Ltd.	28,333	908
IVRCL Infrastructures & Projects
Ltd.	73,900	522
Unitech Ltd.	181,190	722
		2,152
Indonesia (0.2%)
Astra International Tbk PT	258,000	539
Bank Central Asia Tbk PT	3,921,000	1,052
Indocement Tunggal Prakarsa Tbk PT	184,500	109
		1,700
Japan (20.2%)
77 Bank Ltd. (The)	66,000	415
Acom Co., Ltd.	2,590	80
Advantest Corp. (c)	18,190	383
Aeon Co., Ltd.	38,900	480
Aeon Credit Service Co., Ltd.	3,100	39
Aeon Mall Co., Ltd.	400	12
Aiful Corp.	2,500	29
Aioi Insurance Co., Ltd.	3,000	16
Ajinomoto Co., Inc. (c)	62,400	590
Alps Electric Co., Ltd.	13,900	144

The accompanying notes are an integral part of the financial statements.	11

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (20.2%) (cont’d)
Amada Co., Ltd.	25,000	$ 197
Aozora Bank Ltd.	3,100	7
Asahi Breweries Ltd.	18,900	353
Asahi Glass Co., Ltd.	108,800	1,316
Asahi Kasei Corp.	102,000	534
Asatsu-DK, Inc. (c)	3,300	91
Astellas Pharma, Inc.	39,700	1,682
Bank of Kyoto Ltd. (The)	23,000	240
Bank of Yokohama Ltd. (The)	154,000	1,065
Benesse Corp.	5,100	207
Bridgestone Corp. (c)	77,400	1,183
Canon, Inc. (c)	81,800	4,206
Casio Computer Co., Ltd. (c)	33,300	379
Central Japan Railway Co.	128	1,410
Chiba Bank Ltd. (The)	66,000	462
Chiyoda Corp.	18,000	196
Chubu Electric Power Co., Inc.	41,900	1,022
Chugai Pharmaceutical Co., Ltd. (c)	20,907	335
Chuo Mitsui Trust Holdings, Inc.	54,545	325
Citizen Holdings Co., Ltd. (c)	28,400	216
Coca-Cola West Holdings Co., Ltd.	700	16
COMSYS Holdings Corp. (c)	16,000	141
Credit Saison Co., Ltd. (c)	6,200	130
CSK Holdings Corp.	6,200	122
Dai Nippon Printing Co., Ltd.	37,600	554
Daicel Chemical Industries Ltd.	13,000	73
Daiichi Sankyo Co., Ltd.	54,000	1,488
Daikin Industries Ltd.	15,700	793
Dainippon Ink & Chemicals, Inc.	54,000	156
Daito Trust Construction Co., Ltd.	14,000	679
Daiwa House Industry Co., Ltd.	72,600	682
Daiwa Securities Group, Inc.	157,000	1,443
Denki Kagaku Kogyo KK	36,000	134
Denso Corp.	55,550	1,909
Dowa Holdings, Co., Ltd. (c)	49,000	357
East Japan Railway Co.	314	2,558
Ebara Corp. (c)	29,800	93
Eisai Co., Ltd.	18,602	657
FamilyMart Co., Ltd.	5,100	208
Fanuc Ltd.	16,400	1,602
Fast Retailing Co., Ltd.	7,700	730
Fuji Electric Holdings Co., Ltd. (c)	15,000	53
Fuji Soft, Inc. (c)	3,000	53
Fuji Television Network, Inc.	31	47
FUJIFILM Holdings Corp.	38,900	1,337
Fujikura Ltd.	22,000	96
Fujitsu Ltd.	147,200	1,092
Fukuoka Financial Group, Inc.	90,000	406
Furukawa Electric Co., Ltd.	52,800	229
Gunma Bank Ltd. (The)	3,000	20
H2O Retailing Corp.	9,000	62
Hachijuni Bank Ltd. (The)	3,000	19
Hirose Electric Co., Ltd.	2,300	231
Hiroshima Bank Ltd. (The)	5,000	22
Hitachi Construction Machinery Co., Ltd.	2,700	76
Hitachi Ltd.	266,000	1,919
Hokkaido Electric Power Co., Inc.	8,400	171
Hokuhoku Financial Group, Inc.	172,000	499
Honda Motor Co., Ltd.	132,004	4,488
Hoya Corp.	32,900	761
Ibiden Co., Ltd.	9,700	353
IHI Corp.	92,000	186
Inpex Holdings, Inc.	39	492
Isetan Mitsukoshi Holdings Ltd. (a)(c)	26,780	287
IT Holdings Corp. (a)	2,904	58
Ito En Ltd. (c)	2,100	33
Ito En Ltd. (Preference)	630	7
Itochu Corp.	146,000	1,555
Itochu Techno-Solutions Corp.	2,500	81
J Front Retailing Co., Ltd.	33,000	174
Jafco Co., Ltd.	300	10
Japan Airlines Corp. (a)(c)	77,000	162
Japan Prime Realty Investment Corp. REIT	3	9
Japan Real Estate Investment Corp. REIT	45	475
Japan Retail Fund Investment Corp. REIT	41	236
Japan Tobacco, Inc.	332	1,416
JFE Holdings, Inc.	31,800	1,602
JGC Corp.	23,000	453
Joyo Bank Ltd. (The)	118,000	573
JS Group Corp. (c)	21,700	345
JSR Corp.	12,800	254
Kajima Corp. (c)	112,400	393
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	21,000	143
Kansai Electric Power Co., Inc. (The) (c)	59,800	1,399
Kao Corp.	50,000	1,311
Kawasaki Heavy Industries Ltd.	92,000	245
Kawasaki Kisen Kaisha Ltd.	5,000	47
Keihin Electric Express Railway Co., Ltd. (c)	33,000	205
Keio Corp. (c)	20,000	101
Keyence Corp.	2,900	691
Kikkoman Corp.	10,000	122
Kinden Corp.	1,000	10
Kintetsu Corp. (c)	146,200	458
Kirin Brewery Co., Ltd.	47,400	740
Kobe Steel Ltd.	164,000	470
Kokuyo Co., Ltd.	5,700	51
Komatsu Ltd.	95,700	2,668
Konami Corp.	8,600	300
Konica Minolta Holdings, Inc.	36,500	616
Kubota Corp.	131,000	941
Kuraray Co., Ltd.	29,500	352
Kurita Water Industries Ltd. (c)	5,800	215
Kyocera Corp.	13,000	1,224
Kyowa Hakko Kogyo Co., Ltd.	23,028	236
Kyushu Electric Power Co., Inc.	26,100	546
Lawson, Inc. (c)	4,800	234
Leopalace21 Corp.	10,100	145
Mabuchi Motor Co., Ltd.	2,300	125

12	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (20.2%) (cont’d)
Marubeni Corp.	204,000	$ 1,704
Marui Group Co., Ltd. (c)	35,500	276
Matsui Securities Co., Ltd. (c)	15,600	94
Matsushita Electric Industrial Co., Ltd.	175,000	3,774
Matsushita Electric Works Ltd.	27,000	275
Meiji Dairies Corp. (c)	17,000	87
Meiji Seika Kaisha Ltd. (c)	19,000	81
Meitec Corp.	2,300	65
Millea Holdings, Inc.	71,452	2,786
Minebea Co., Ltd.	32,000	183
Mitsubishi Chemical Holdings Corp.	75,000	437
Mitsubishi Corp.	129,800	4,278
Mitsubishi Electric Corp.	185,800	2,004
Mitsubishi Estate Co., Ltd.	93,000	2,128
Mitsubishi Heavy Industries Ltd.	314,000	1,496
Mitsubishi Logistics Corp. (c)	7,000	77
Mitsubishi Materials Corp.	160,000	684
Mitsubishi Rayon Co., Ltd. (c)	42,000	133
Mitsubishi UFJ Financial Group, Inc.	751,146	6,677
Mitsui & Co., Ltd.	156,800	3,463
Mitsui Chemicals, Inc.	42,000	207
Mitsui Fudosan Co., Ltd.	66,400	1,419
Mitsui Mining & Smelting Co., Ltd.	95,000	280
Mitsui OSK Lines Ltd.	14,000	199
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	35,400	1,220
Mizuho Financial Group, Inc.	905	4,227
Mizuho Trust & Banking Co., Ltd.	6,000	10
Murata Manufacturing Co., Ltd.	16,100	758
Namco Bandai Holdings, Inc.	2,400	27
NEC Corp.	159,400	835
NEC Electronics Corp. (a)(c)	4,800	120
NGK Insulators Ltd.	33,600	653
NGK Spark Plug Co., Ltd. (c)	20,000	230
Nidec Corp.	8,600	573
Nikon Corp. (c)	26,000	759
Nintendo Co., Ltd.	6,300	3,554
Nippon Building Fund, Inc. REIT	55	647
Nippon Electric Glass Co., Ltd.	24,500	424
Nippon Express Co., Ltd.	77,800	373
Nippon Meat Packers, Inc.	18,600	252
Nippon Mining Holdings, Inc.	43,000	269
Nippon Oil Corp.	133,800	898
Nippon Paper Group, Inc.	69	188
Nippon Sheet Glass Co., Ltd.	37,000	183
Nippon Steel Corp.	415,000	2,247
Nippon Telegraph & Telephone Corp.	243	1,190
Nippon Yusen KK	98,000	942
Nipponkoa Insurance Co., Ltd.	3,000	26
Nishi-Nippon City Bank Ltd. (The)	50,000	149
Nissan Chemical Industries Ltd.	11,000	135
Nissan Motor Co., Ltd.	196,100	1,620
Nisshin Seifun Group, Inc.	12,500	157
Nisshinbo Industries, Inc. (c)	6,000	71
Nissin Food Products Co., Ltd. (c)	6,400	215
Nitto Denko Corp.	17,700	680
Nomura Holdings, Inc.	224,100	3,320
Nomura Real Estate Holdings, Inc.	500	11
Nomura Real Estate Office Fund, Inc. REIT	1	8
Nomura Research Institute Ltd.	10,900	256
NSK Ltd.	62,000	542
NTN Corp.	44,000	293
NTT Data Corp.	121	473
NTT DoCoMo, Inc.	331	486
NTT Urban Development Corp.	7	9
Obayashi Corp.	76,000	344
Obic Co., Ltd.	710	119
OJI Paper Co., Ltd.	95,400	448
Oki Electric Industry Co., Ltd. (a)(c)	44,000	68
Okumura Corp. (c)	21,000	85
Olympus Corp. (c)	11,000	372
Omron Corp.	17,800	382
Onward Holdings Co., Ltd. (c)	17,000	179
Oracle Corp. Japan (c)	2,900	118
Oriental Land Co., Ltd.	5,600	334
ORIX Corp.	890	127
Osaka Gas Co., Ltd.	155,600	570
Pioneer Corp.	14,654	118
Promise Co., Ltd.	3,050	85
Resona Holdings, Inc. (c)	450	691
Ricoh Co., Ltd.	52,000	938
Rohm Co., Ltd.	13,100	754
Sanken Electric Co., Ltd. (c)	14,000	83
Sanyo Electric Co., Ltd. (a)(c)	146,000	340
Sapporo Holdings Ltd.	10,002	84
SBI E*Trade Securities Co., Ltd.	206	161
SBI Holdings, Inc. (c)	90	20
Secom Co., Ltd.	14,500	705
Seiko Epson Corp.	9,700	267
Sekisui Chemical Co., Ltd.	44,000	300
Sekisui House Ltd.	87,600	818
Seven & I Holdings Co., Ltd.	64,000	1,826
Sharp Corp.	72,200	1,176
Shimachu Co., Ltd.	5,500	134
Shimamura Co., Ltd.	2,100	129
Shimano, Inc. (c)	8,600	432
Shimizu Corp. (c)	80,600	382
Shin-Etsu Chemical Co., Ltd.	33,696	2,088
Shinko Securities Co., Ltd.	57,000	168
Shinsei Bank Ltd.	146,000	500
Shionogi & Co., Ltd.	22,000	434
Shiseido Co., Ltd.	31,000	709
Shizuoka Bank Ltd. (The)	56,000	572
Showa Denko KK	54,000	143
Showa Shell Sekiyu KK	14,500	159
SMC Corp.	5,700	624
Softbank Corp.	80,700	1,360
Sompo Japan Insurance, Inc.	81,000	761
Sony Corp.	61,597	2,692
Sony Financial Holdings, Inc.	8	32
Stanley Electric Co., Ltd.	6,000	145
Sumitomo Chemical Co., Ltd.	116,600	735
Sumitomo Corp.	95,100	1,249

The accompanying notes are an integral part of the financial statements.	13

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (20.2%) (cont’d)
Sumitomo Electric Industries Ltd.	59,400	$ 754
Sumitomo Heavy Industries Ltd.	38,000	257
Sumitomo Metal Industries Ltd.	247,000	1,086
Sumitomo Metal Mining Co., Ltd.	89,800	1,377
Sumitomo Mitsui Financial Group, Inc.	450	3,386
Sumitomo Realty & Development Co., Ltd. (c)	29,000	576
Sumitomo Trust & Banking Co., Ltd. (The)	121,000	846
Suruga Bank Ltd.	2,000	26
T&D Holdings, Inc.	22,150	1,362
Taiheiyo Cement Corp.	53,000	106
Taisei Corp.	109,000	260
Taisho Pharmaceutical Co., Ltd.	11,441	212
Taiyo Yuden Co., Ltd. (c)	7,000	72
Takara Holdings, Inc.	6,000	38
Takashimaya Co., Ltd. (c)	32,000	290
Takeda Pharmaceutical Co., Ltd.	65,600	3,336
Takefuji Corp. (c)	4,070	57
TDK Corp.	10,000	599
Teijin Ltd.	73,400	252
Terumo Corp.	17,100	873
THK Co., Ltd.	3,400	66
Tobu Railway Co., Ltd.	79,400	376
Toho Co., Ltd. (c)	6,300	129
Tohoku Electric Power Co., Inc.	35,200	766
Tokyo Broadcasting System, Inc.	9,000	171
Tokyo Electric Power Co., Inc. (The)	87,400	2,247
Tokyo Electron Ltd.	19,900	1,147
Tokyo Gas Co., Ltd.	182,600	736
Tokyo Tatemono Co., Ltd. (c)	22,000	142
Tokyu Corp.	88,400	459
Tokyu Land Corp.	2,000	11
TonenGeneral Sekiyu KK (c)	29,000	263
Toppan Printing Co., Ltd.	36,600	403
Toray Industries, Inc. (c)	102,100	547
Toshiba Corp. (c)	228,000	1,681
Tosoh Corp.	40,000	163
Toto Ltd. (c)	43,600	307
Toyo Seikan Kaisha Ltd.	16,400	289
Toyoda Gosei Co., Ltd.	800	23
Toyota Industries Corp.	8,150	261
Toyota Motor Corp.	213,400	10,069
Trend Micro, Inc. (c)	9,200	303
Unicharm Corp. (c)	3,400	242
UNY Co., Ltd.	10,000	99
Urban Corp. (c)	1,600	5
Ushio, Inc.	3,500	57
USS Co., Ltd.	2,700	178
Wacoal Holdings Corp. (c)	6,000	72
West Japan Railway Co.	33	162
Yahoo! Japan Corp.	1,439	554
Yakult Honsha Co., Ltd.	8,700	245
Yamada Denki Co., Ltd.	9,620	685
Yamaha Corp.	8,800	170
Yamaha Motor Co., Ltd.	2,700	51
Yamato Holdings Co., Ltd. (c)	23,000	321
Yamazaki Baking Co., Ltd. (c)	8,000	88
Yokogawa Electric Corp.	16,900	155
		192,682
Malaysia (0.1%)
IJM Corp. Bhd	396,800	668
Mexico (0.2%)
Corp. GEO S.A.B. de C.V., Class B (a)(c)	91,400	306
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	8,600	504
Urbi Desarrollos Urbanos S.A. de C.V. (a)(c)	46,400	160
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	165,317	658
		1,628
Netherlands (2.3%)
Aegon N.V.	129,372	1,714
Akzo Nobel N.V.	15,671	1,077
ASML Holding N.V.	31,280	763
Fugro N.V. CVA	8,450	722
Heineken N.V.	66,985	3,419
ING Groep N.V. CVA	57,406	1,831
Koninklijke DSM N.V.	8,999	529
Koninklijke Philips Electronics N.V.	62,599	2,130
OCE N.V. (c)	8,354	103
Reed Elsevier N.V.	34,815	587
Royal KPN N.V.	117,591	2,018
SBM Offshore N.V.	21,004	775
TNT N.V.	46,071	1,576
Unilever N.V. CVA	151,630	4,304
Wolters Kluwer N.V. (c)	22,716	531
		22,079
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd. (c)	19,672	53
Norway (1.8%)
Acergy S.A. (c)	43,000	962
Aker Kvaerner ASA	51,860	1,224
DNB NOR ASA	20,185	257
Norsk Hydro ASA	55,145	806
Ocean Rig ASA (a)(c)	65,611	581
Orkla ASA	58,280	748
Prosafe Production Public Ltd. (a)	45,380	263
Prosafe SE (a)	45,380	450
SeaDrill Ltd.	62,700	1,917
StatoilHydro ASA	157,113	5,858
Tandberg ASA (c)	14,060	231
Telenor ASA	48,800	918
TGS Nopec Geophysical Co. ASA (a)(c)	26,200	364
Yara International ASA	27,938	2,474
		17,053
Philippines (0.1%)
Ayala Corp.	10,060	58
Ayala Land, Inc.	3,390,460	725
		783

14	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Poland (0.6%)
Agora S.A.	5,609	$ 89
Asseco Poland S.A.	3,135	84
Bank BPH S.A. (a)	1,394	47
Bank Pekao S.A.	16,530	1,276
Bank Zachodni WBK S.A.	3,886	249
Grupa Kety S.A. (a)	163	7
KGHM Polska Miedz S.A. (a)	12,785	600
Polski Koncern Naftowy Orlen (a)	45,510	729
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	1,224
Telekomunikacja Polska S.A.	105,261	1,020
		5,325
Portugal (0.1%)
Banco Comercial Portugues S.A.
(Registered), Class R (c)	102,394	222
Brisa-Auto Estradas de Portugal S.A. (c)	23,604	273
Energias de Portugal S.A.	24,260	126
Portugal Telecom SGPS S.A. (c)	44,891	509
Zon Multimedia Servicos de Telecommicacoes e Multimedia SGPS S.A. (c)	17,166	143
		1,273
Russia (1.0%)
LUKOIL ADR	10,080	994
MMC Norilsk Nickel ADR (c)	34,553	874
Mobile Telesystems OJSC ADR	15,600	1,195
Novolipetsk Steel OJSC GDR	11,500	656
OAO Gazprom ADR	33,062	1,918
Polyus Gold Co. ADR (c)	6,800	189
Severstal GDR	22,600	585
Surgutneftegaz ADR (c)	23,000	253
Surgutneftegaz (Preference) ADR	62,000	347
Tatneft GDR	3,677	554
Unified Energy System GDR (a)	2,650	265
Vimpel-Communications ADR	41,000	1,217
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	5,600	589
		9,636
Singapore (2.1%)
Ascendas REIT	158,000	257
CapitaLand Ltd. (c)	193,000	809
CapitaMall Trust REIT	140,500	309
City Developments Ltd.	85,719	684
ComfortDelgro Corp., Ltd.	304,477	336
Cosco Corp. Singapore Ltd.	132,000	310
DBS Group Holdings Ltd.	171,612	2,379
Fraser & Neave Ltd. (c)	204,000	679
Jardine Cycle & Carriage Ltd.	27,034	338
Keppel Corp. Ltd.	174,000	1,425
Keppel Land Ltd. (c)	57,000	208
K-REIT Asia REIT	9,200	9
Neptune Orient Lines Ltd.	113,000	268
Oversea-Chinese Banking Corp.	387,712	2,328
Parkway Holdings Ltd.	100,000	171
Raffles Education Corp. Ltd. (c)	52,862	44
SembCorp Industries Ltd.	133,183	407
SembCorp Marine Ltd.	126,000	374
Singapore Airlines Ltd. (c)	84,000	908
Singapore Exchange Ltd.	123,539	627
Singapore Land Ltd. (c)	37,000	169
Singapore Post Ltd.	243,000	197
Singapore Press Holdings Ltd.	244,028	762
Singapore Technologies Engineering Ltd.	214,296	433
Singapore Telecommunications Ltd.	1,127,015	2,999
United Overseas Bank Ltd.	178,389	2,441
UOL Group Ltd.	98,189	245
Venture Corp., Ltd.	41,444	299
		20,415
South Africa (0.0%)
Mondi Ltd.	15,516	96
South Korea (0.0%)
Doosan Heavy Industries & Construction Co., Ltd.	2,460	233
Spain (3.0%)
Abertis Infraestructuras S.A. (c)	22,215	527
Acerinox S.A. (c)	13,440	310
Antena 3 de Television S.A. (c)	6,882	56
Banco Bilbao Vizcaya Argentaria S.A.	199,511	3,823
Banco Popular Espanol S.A. (c)	55,546	769
Banco Santander S.A.	372,399	6,842
Cintra Concesiones de Infraestructuras de Transporte S.A. (c)	10,671	120
Gas Natural SDG S.A.	21,191	1,236
Iberdrola S.A.	124,444	1,667
Inditex S.A. (c)	11,867	547
Indra Sistemas S.A. (a)	3,324	86
Metrovacesa S.A.	1,164	108
Repsol YPF S.A. (c)	55,394	2,183
Telefonica S.A.	364,822	9,696
Union Fenosa S.A.	3,021	176
		28,146
Sweden (1.7%)
Alfa Laval AB	5,552	86
Assa Abloy AB, Class B	22,730	329
Atlas Copco AB, Class A	48,396	713
Atlas Copco AB, Class B	27,294	364
Electrolux AB, Class B (c)	12,800	164
Eniro AB (c)	7,721	28
Fabege AB	5,031	34
Getinge AB, Class B	33,047	809
Hennes & Mauritz AB, Class B (c)	20,050	1,087
Holmen AB, Class B (c)	3,400	100
Husqvarna AB, Class B (c)	12,800	112
Lundin Petroleum AB (a)(c)	35,214	520
Modern Times Group AB, Class B	3,337	196
Niscayah Group AB, Class B (c)	800	2
Nordea Bank AB	159,336	2,199
Sandvik AB	72,690	996
Securitas AB, Class B	800	9

The accompanying notes are an integral part of the financial statements.	15

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Sweden (1.7%) (cont’d)
Skandinaviska Enskilda Banken AB, Class A	26,563	$ 494
Skanska AB, Class B	22,590	324
Ssab Svenskt Stal AB, Class A	12,150	393
Svenska Cellulosa AB, Class B	38,766	549
Svenska Handelsbanken AB, Class A (c)	44,539	1,061
Swedish Match AB	33,083	678
Tele2 AB, Class B	9,624	189
Telefonaktiebolaget LM Ericsson, Class B	270,391	2,820
TeliaSonera AB (c)	100,987	748
Volvo AB, Class A (c)	33,275	394
Volvo AB, Class B	78,425	964
Wihlborgs Fastigheter AB	1,320	24
		16,386
Switzerland (6.2%)
ABB Ltd. ADR (a)(c)	47,500	1,345
ABB Ltd. (Registered) (a)	164,083	4,668
Ciba Holding AG	3,932	114
Compagnie Financiere Richemont S.A., Class A	73,421	4,090
Credit Suisse Group (Registered)	64,715	2,971
Geberit AG (Registered)	2,697	397
Givaudan S.A. (Registered)	412	368
Holcim Ltd. (Registered)	13,545	1,097
Kudelski S.A. (c)	3,786	47
Logitech International S.A. (Registered) (a)	16,843	453
Lonza Group AG (Registered)	2,230	309
Nestle S.A. (Registered)	310,060	14,010
Nobel Biocare Holding AG	29,265	956
Novartis AG (Registered)	131,617	7,247
OC Oerlikon Corp. AG (Registered) (a)	461	128
Roche Holding AG (Genusschein)	39,567	7,127
Schindler Holding AG	4,673	348
STMicroelectronics N.V.	49,380	514
Straumann Holding AG (Registered) (c)	2,665	639
Sulzer AG (Registered)	390	50
Swatch Group AG, Class B	8,636	2,158
Swatch Group AG	3,443	161
Swiss Reinsurance (Registered)	28,399	1,892
Swisscom AG (Registered)	1,337	446
Syngenta AG (Registered)	9,800	3,187
Synthes, Inc.	12,406	1,710
UBS AG (Registered) (a)	96,655	2,029
Zurich Financial Services AG (Registered)	3,037	777
		59,238
Turkey (0.0%)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,770	15
Ford Otomotiv Sanayi A.S.	6,785	48
Is Gayrimenkul Yatirim Ortakligi A.S. REIT	2,199	2
Trakya Cam Sanayi A.S. (a)	60,026	65
		130
United Kingdom (17.3%)
3I Group plc	23,379	384
Amec plc	17,420	309
Anglo American plc	115,939	8,143
ARM Holdings plc	97,286	165
Arriva plc	7,994	109
AstraZeneca plc	84,424	3,602
Aviva plc	193,934	1,935
BAE Systems plc	248,183	2,187
Balfour Beatty plc	36,985	313
Barclays plc	316,369	1,837
Barratt Developments plc	10,060	12
BBA Aviation plc	29,049	73
Berkeley Group Holdings plc (a)	4,737	64
BG Group plc	230,050	5,989
BHP Billiton plc	188,657	7,215
BP plc	1,258,197	14,617
British Airways plc	38,150	164
British American Tobacco plc	118,943	4,120
British Sky Broadcasting Group plc	98,100	922
BT Group plc, Class A	576,332	2,295
Bunzl plc	30,998	404
Burberry Group plc	48,823	441
Cadbury Schweppes plc	78,231	986
Capita Group plc	7,802	107
Carnival plc	13,876	444
Centrica plc	184,716	1,141
Close Brothers Group plc	11,172	123
Cobham plc	86,897	342
Compass Group plc	167,416	1,265
CSR plc (a)	9,333	50
Daily Mail & General Trust, Class A	17,441	109
Diageo plc	199,287	3,668
DSG International plc	77,930	69
Electrocomponents plc	52,439	154
Enterprise Inns plc	56,558	457
Experian Group Ltd.	33,018	246
Firstgroup plc	26,030	270
FKI plc	7,577	13
Friends Provident plc	148,627	303
G4S plc	13,896	56
Galiform plc	6,439	5
GKN plc	27,325	121
GlaxoSmithKline plc	317,025	7,028
Hays plc	19,415	35
HBOS plc	197,803	1,087
Home Retail Group plc	33,004	143
HSBC Holdings plc	502,439	7,764
ICAP plc	3,278	35
IMI plc	34,365	299
Imperial Tobacco Group plc	54,520	2,032
Intercontinental Hotels Group plc	27,651	371
International Power plc	17,046	147
Invensys plc (a)	14,449	75
ITV plc	338,573	301
J. Sainsbury plc	82,787	525

16	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (17.3%) (cont’d)
Johnson Matthey plc	12,027	$ 442
Kesa Electricals plc	11,073	35
Kingfisher plc	47,091	105
Ladbrokes plc	45,479	233
Legal & General Group plc	500,432	999
Lloyds TSB Group plc	333,818	2,066
LogicaCMG plc	68,948	148
London Stock Exchange Group plc	1,887	29
Man Group plc	76,230	947
Marks & Spencer Group plc	67,228	440
Meggitt plc	39,264	166
Misys plc	35,640	106
Mitchells & Butlers plc	37,375	153
Mondi plc	38,791	229
National Express Group plc	8,059	153
National Grid plc	208,740	2,746
Next plc	10,558	204
Pearson plc	44,419	544
Persimmon plc	11,329	71
Prudential plc	143,267	1,521
Punch Taverns plc	20,050	125
Reckitt Benckiser Group plc	68,984	3,497
Reed Elsevier plc	60,695	696
Rentokil Initial plc	22,066	44
Rexam plc	35,525	274
Rio Tinto plc	86,454	10,348
Rolls-Royce Group plc (a)	132,305	900
Rolls-Royce Group plc, Class B (a)	11,855,923	24
Royal Bank of Scotland Group plc	786,610	3,369
Royal Dutch Shell plc, Class B	179,108	7,206
Royal Dutch Shell plc, Class A	256,322	10,533
SABMiller plc	52,818	1,212
Sage Group plc	116,443	485
Schroders plc	3,202	58
Scottish & Southern Energy plc	65,754	1,838
Serco Group plc	5,648	50
Severn Trent plc	21,832	558
Signet Group plc	62,585	62
Smith & Nephew plc	149,103	1,645
Smiths Group plc	28,691	621
Stagecoach Group plc	20,194	113
Tate & Lyle plc	42,628	337
Taylor Wimpey plc	47,484	59
Tesco plc	465,421	3,424
Thomson Reuters plc	13,174	353
TI Automotive Ltd., Class A (a)(d)(l)	1,505	—
Tomkins plc	73,941	222
Unilever plc	80,414	2,289
United Business Media plc (a)	14,172	154
United Utilities plc	15,318	209
Vodafone Group plc	3,578,860	10,632
Whitbread plc	15,655	384
William Hill plc	32,757	209
Wolseley plc	43,851	329
WPP Group plc	134,008	1,293
Xstrata plc	56,996	4,568
Yell Group plc	35,425	50
		164,578
Total Common Stocks (Cost $661,857)		781,310
	No. of
	Rights
Rights (0.0%)
Japan (0.0%)
Dowa Holdings, Co., Ltd., expires 1/29/10 (a)	49,000	—
United Kingdom (0.0%)
Barclays plc, expires 7/17/08 (a)	67,793	13
HBOS plc, expires 7/18/08 (a)	79,121	17
		30
Total Rights (Cost $—)		30
	Shares
Short-Term Investments (17.6%)
Securities held as Collateral on Loaned Securities (7.0%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	14,855,195	14,855
	Face Amount
	(000)
Short-Term Debt (5.5%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$ 1,914	1,914
Bancaja,
2.97%, 11/12/08 (h)	957	957
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	957	957
BASF AG,
2.73%, 8/19/08 (h)	957	957
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	3,829	3,829
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08 (h)	1,914	1,914
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	16,733	16,733
First Tennessee Bank,
2.50%, 8/15/08 (h)	4,786	4,786
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	957	957
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	957	957
IBM Corp.,
2.48%, 9/8/08 (h)	3,829	3,829
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	1,914	1,914
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	2,872	2,872
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08 (h)	3,829	3,829

The accompanying notes are an integral part of the financial statements.	17

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Face Amount	Value
	(000)	(000)
Short-Term Debt (5.5%) (cont’d)
Nationwide Building Society,
2.88%, 7/28/08 (h)	$ 2,221	$ 2,221
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	1,340	1,340
2.50%, 8/14/08 (h)	2,106	2,106
		52,072
		66,927
	Shares
Investment Company (10.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	100,836,384	100,837
Total Short-Term Investments (Cost $167,764)		167,764
Total Investments (99.6%) (Cost $829,621) — including $63,789 of Securities Loaned		949,104
Other Assets in Excess of Liabilities (0.4%)		3,653
Net Assets (100%)		$ 952,757

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2008.
(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(l)	Security has been deemed illiquid at June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,635	$1,553	9/11/08	USD	1,548	$1,548	$(5)
EUR	7,089	11,120	9/11/08	USD	10,911	10,911	(209)
GBP	2,285	4,527	9/11/08	USD	4,437	4,437	(90)
GBP	16,884	33,446	9/11/08	USD	32,782	32,782	(664)
HKD	211,056	27,106	9/11/08	USD	27,075	27,075	(31)
JPY	742,833	7,023	9/11/08	USD	6,963	6,963	(60)
JPY	199,059	1,882	9/11/08	USD	1,866	1,866	(16)
JPY	7,116,194	67,281	9/11/08	USD	66,807	66,807	(474)
USD	25,643	25,643	9/11/08	AUD	27,420	26,039	396
USD	7,495	7,495	9/11/08	CHF	7,781	7,621	126
USD	38,940	38,940	9/11/08	EUR	25,271	39,643	703
USD	15,795	15,795	9/11/08	EUR	10,247	16,075	280
USD	7,053	7,053	9/11/08	EUR	4,579	7,183	130
USD	7,386	7,386	9/11/08	EUR	4,792	7,517	131
USD	23,388	23,388	9/11/08	EUR	15,137	23,747	359
USD	17,181	17,181	9/11/08	EUR	11,155	17,499	318
USD	1,078	1,078	9/11/08	GBP	555	1,100	22
USD	15,882	15,882	9/11/08	GBP	8,186	16,215	333
USD	3,181	3,181	9/11/08	GBP	1,640	3,248	67
USD	1,519	1,519	9/11/08	HKD	11,831	1,520	1
USD	9,312	9,312	9/11/08	HKD	72,586	9,322	10
USD	12,790	12,790	9/11/08	JPY	1,364,559	12,902	112
USD	7,523	7,523	9/11/08	JPY	802,531	7,588	65
USD	24,494	24,494	9/11/08	JPY	2,603,705	24,617	123
USD	28,408	28,408	9/11/08	JPY	3,028,464	28,633	225
		$401,006				$402,858	$1,852

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
CAC40 Index
(France)	108	$ 7,556	Jul-08	$ (432)
DAX Index
(Germany)	14	3,571	Sep-08	(227)
DJ Euro STOXX 50
(Germany)	567	30,174	Sep-08	(1,673)
Hang Seng Index
(Hong Kong)	84	11,915	Jul-08	(369)
MSCI Index
(Taiwan)	225	6,469	Jul-08	(250)
MSCI Index
(Singapore)	91	4,793	Jul-08	(83)
SPI 200
(Australia)	137	17,050	Sep-08	(556)
TOPIX Index
(Japan)	201	24,958	Sep-08	(2,287)
				$ (5,877)

18	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.

**         Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	19

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Austria (0.6%)
Raiffeisen International Bank
Holding AG (c)	142,503	$18,212
Brazil (13.2%)
Banco do Brasil S.A.	1,111,698	18,093
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
Cia Siderurgica Nacional S.A.	562,136	24,897
CVRD ADR (c)	2,109,019	62,933
CVRD (Preference), Class A	56,084	1,667
Cyrela Brazil Realty S.A.	1,274,373	17,584
Gafisa S.A.	450,410	7,755
Gafisa S.A. ADR (c)	146,633	5,040
NET Servicos de Comunicacao S.A. (Preference) (a)	1,052,372	13,142
Perdigao S.A. (a)	637,399	17,252
Petroleo Brasileiro S.A., Class A ADR	1,685,540	97,677
Petroleo Brasileiro S.A. (Preference)	1,018,272	29,358
Unibanco - Uniao de Bancos Brasileiros S.A.	324,342	4,111
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	277,187	35,183
Usinas Siderurgicas de Minas Gerais S.A.	313,053	14,724
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	479,383	23,585
		373,001
China/Hong Kong (14.9%)
Belle International Holdings Ltd.	437,000	393
BYD Electronic International Co., Ltd.	7,157,500	4,250
China Citic Bank, Class H (c)	17,168,000	9,622
China Coal Energy Co.	25,946,000	45,388
China Construction Bank Corp., Class H (c)	66,231,000	53,343
China COSCO Holdings Co., Ltd., Class H	12,591,000	30,746
China Mobile Ltd. (c)	6,609,500	88,836
China Resources Power Holdings Co.	6,397,000	15,588
Datang International Power Generation Co., Ltd., Class H (c)	15,296,000	9,083
Dongfeng Motor Group Co., Ltd., Class H	31,159,000	12,468
Focus Media Holding Ltd. ADR (a)(c)	670,700	18,592
GOME Electrical Appliances Holdings Ltd. (c)	76,132,000	36,127
Industrial & Commercial Bank of China, Class H (c)	56,847,000	38,859
Maanshan Iron & Steel, Class H (c)	24,267,000	14,098
Ping An Insurance Group Co. of China Ltd., Class H (c)	3,636,500	27,050
Shanghai Industrial Holdings Ltd.	4,695,000	13,789
		418,232
Colombia (0.5%)
BanColombia S.A. ADR (c)	413,087	12,967
Czech Republic (1.9%)
Central European Media Enterprises Ltd., Class A (a)(c)	59,455	5,382
CEZ	396,454	35,176
Komercni Banka A.S.	57,100	13,287
		53,845
India (6.3%)
Aban Offshore Ltd.	83,100	5,564
ABB Ltd.	394,210	7,363
Axis Bank Ltd.	663,600	9,332
Bharat Heavy Electricals Ltd.	294,890	9,455
Bharti Airtel Ltd. (a)	538,572	9,028
Deccan Chronicle Holdings Ltd.	2,251,920	5,627
Glenmark Pharmaceuticals Ltd.	874,800	12,946
GVK Power & Infrastructure Ltd. (a)	6,245,940	5,001
HDFC Bank Ltd.	365,200	8,551
HDFC Bank Ltd. ADR (c)	104,900	7,517
Hindustan Unilever Ltd.	1,699,500	8,182
Housing Development Finance Corp.	248,000	11,326
India Cements Ltd.	1,930,092	6,152
Infosys Technologies Ltd.	563,272	22,738
Infrastructure Development Finance Co., Ltd. (a)	1,917,100	4,614
Maruti Suzuki India Ltd.	351,100	5,031
Reliance Industries Ltd.	620,300	30,206
Tata Consultancy Services Ltd.	243,204	4,851
Television Eighteen India Ltd. (d)	634,100	3,503
		176,987
Indonesia (3.1%)
Astra International Tbk PT	6,732,000	14,055
Bank Central Asia Tbk PT	29,400,000	7,892
Bank Mandiri Persero Tbk PT	19,189,000	5,411
Bank Rakyat Indonesia Tbk PT	13,568,000	7,505
Bumi Resources Tbk PT	41,794,500	37,171
Perusahaan Gas Negara PT (a)	2,472,000	3,486
Telekomunikasi Indonesia Tbk PT	14,716,000	11,652
		87,172
Luxembourg (0.8%)
Millicom International Cellular S.A.	214,715	22,223
Malaysia (0.8%)
IOI Corp. Bhd	5,619,250	12,812
Sime Darby Bhd	3,064,500	8,675
		21,487
Mexico (6.1%)
America Movil S.A.B. de C.V., Class L ADR	1,254,124	66,155
Corp. GEO S.A.B. de C.V., Class B (a)	2,659,314	8,899
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	213,957	12,534
Empresas ICA S.A.B de C.V. (a)(c)	2,104,800	13,180

20	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Mexico (6.1%) (cont’d)
Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	5,431,200	$25,542
Grupo Mexico S.A.B. de C.V., Class B	4,115,700	9,338
Urbi Desarrollos Urbanos S.A. de C.V. (a)(c)	2,711,300	9,372
Wal-Mart de Mexico S.A.B de C.V. ADR (c)	77,243	3,077
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	5,839,765	23,244
		171,341
Netherlands (0.5%)
New World Resources NV, Class
A (a)	417,130	14,789
Nigeria (0.4%)
Guaranty Trust Bank GDR	1,010,969	11,687
Oman (0.7%)
Bank Muscat SAOG	3,915,644	18,304
Pakistan (1.0%)
MCB Bank Ltd.	1,416,600	6,755
National Bank of Pakistan	2,749,780	5,925
Oil and Gas Development Co., Ltd.	4,635,100	8,421
Pakistan State Oil Co., Ltd.	653,400	3,983
Pakistan Telecommunication Co.,
Ltd.	7,087,500	4,001
		29,085
Panama (0.5%)
Copa Holdings S.A. , Class A (c)	483,400	13,612
Poland (3.0%)
Bank Pekao S.A.	189,705	14,644
Bank Zachodni WBK S.A.	136,947	8,765
Budimex S.A. (a)	85,625	3,017
Getin Holding S.A. (a)	1,667,550	7,113
KGHM Polska Miedz S.A. (a)	125,049	5,868
PBG S.A. (a)	59,274	7,132
Polimex Mostostal S.A.	2,302,903	5,717
Powszechna Kasa Oszczednosci
Bank Polski S.A.	1,259,567	27,106
Telekomunikacja Polska S.A.	616,400	5,970
		85,332
Qatar (1.7%)
Commercial Bank of Qatar	207,133	8,421
Qatar Insurance Co.	208,904	12,911
Qatar Islamic Bank	341,160	14,497
Qatar National Bank SAQ	182,139	11,482
		47,311
Russia (14.1%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
Evraz Group S.A. GDR	144,397	16,822
LUKOIL ADR	1,164,271	114,797
Mechel ADR (c)	364,401	18,053
Novolipetsk Steel GDR	20,128	1,147
OAO Gazprom ADR (c)	2,141,498	124,207
Rosneft Oil Co. GDR (a)	4,300,536	49,886
Severstal GDR	359,728	9,317
TMK OAO (Registered) GDR	8,100	319
Vimpel-Communications ADR	598,152	17,753
Wimm-Bill-Dann Foods OJSC ADR (c)	237,816	25,023
X5 Retail Group NV GDR (a)	548,172	18,474
		395,798
South Africa (5.0%)
ArcelorMittal South Africa Ltd.	735,578	20,949
Exxaro Resources Ltd.	893,536	16,484
MTN Group Ltd.	2,383,998	37,907
Murray & Roberts Holdings Ltd. (c)	895,036	9,944
Raubex Group Ltd.	2,535,842	11,011
Sasol Ltd.	761,322	44,824
		141,119
South Korea (10.7%)
Amorepacific Corp.	12,377	7,667
Cheil Communications, Inc.	41,574	9,857
Cheil Industries, Inc.	173,447	8,042
Hyundai Development Co.	143,050	7,248
Hyundai Heavy Industries	30,120	9,329
Hyundai Motor Co.	484,755	32,902
Kookmin Bank	150,460	8,889
LG Chem Ltd.	205,785	19,673
LG Display Co., Ltd.	334,234	12,525
LG Electronics, Inc.	152,548	17,281
NHN Corp. (a)	91,807	16,017
POSCO	20,877	10,857
Samsung Electronics Co., Ltd.	106,156	63,427
Samsung Electronics Co., Ltd. (Preference)	36,601	15,780
Samsung Fire & Marine Insurance Co., Ltd.	61,807	12,910
Shinhan Financial Group Co., Ltd.	421,764	19,071
SSCP Co., Ltd. (a)	315,149	4,866
STX Pan Ocean Co., Ltd.	3,820,000	7,665
Woongjin Coway Co., Ltd.	614,092	18,023
		302,029
Taiwan (7.6%)
Acer, Inc. (a)	3,608,000	7,108
Asustek Computer, Inc.	4,312,494	11,736
AU Optronics Corp.	12,748,481	20,034
Cathay Financial Holding Co., Ltd.	7,714,000	16,774
China Steel Corp.	13,307,000	20,539
Chinatrust Financial Holding Co., Ltd. (a)	18,319,000	17,684
First Financial Holding Co., Ltd.	15,374,000	16,867
Formosa Plastics Corp.	7,621,000	18,379
High Tech Computer Corp.	584,000	13,083
HON HAI Precision Industry Co., Ltd.	1,081,000	5,324
Taiwan Cement Corp.	10,069,000	13,601
Taiwan Fertilizer Co., Ltd.	462,000	1,735
Taiwan Semiconductor
Manufacturing Co., Ltd. (a)	17,380,000	37,219
Yang Ming Marine Transport Corp.	9,025,402	5,947
Yuanta Financial Holding Co., Ltd. (a)	12,544,000	8,782
		214,812
Thailand (2.3%)
Advanced Info Service PCL	1,049,900	2,905

The accompanying notes are an integral part of the financial statements.	21

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Thailand (2.3%) (cont’d)
Advanced Info Service PCL NVDR	1,649,500	$4,563
Bangkok Bank PCL NVDR (c)	3,553,500	12,647
Kasikornbank PCL NVDR (Preferred) (c)	4,958,200	10,529
Land and Houses PCL NVDR (c)	22,481,600	4,640
PTT Exploration & Production, Class F	2,317,300	13,376
PTT PCL (Foreign)	927,200	8,375
Siam Commercial Bank PCL, Class F (c)	3,734,700	8,657
		65,692
Turkey (1.4%)
Aksigorta A.S.	488,056	1,643
Asya Katilim Bankasi A.S. (a)	3,249,000	6,107
Tekfen Holding A.S.	2,525,195	19,398
Turkcell Iletisim Hizmetleri A.S.	1,444,805	8,265
Turkiye Garanti Bankasi A.S. (a)	2,275,766	5,244
Yapi ve Kredi Bankasi A.S. (a)	1	—	@
		40,657
Total Common Stocks (Cost $2,435,289)		2,735,694
Investment Companies (0.6%)
India (0.6%)
Morgan Stanley Growth Fund
(Cost $3,415)	17,282,900	17,032
Short-Term Investments (12.1%)
Securities held as Collateral on Loaned Securities (10.7%)
Investment Company (2.4%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio
— Institutional Class (o)	66,961,489	66,962
	Face Amount
	(000)
Short-Term Debt (8.3%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$8,629	8,629
Bancaja,
2.97%, 11/12/08 (h)	4,314	4,314
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	4,315	4,315
BASF AG,
2.73%, 8/19/08 (h)	4,314	4,314
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	17,258	17,258
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08 (h)	8,629	8,629
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	75,428	75,428
First Tennessee Bank,
2.50%, 8/15/08 (h)	21,573	21,573
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	4,315	4,315
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	4,314	4,314
IBM Corp.,
2.48%, 9/8/08 (h)	17,258	17,258
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	8,629	8,629
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	12,944	12,944
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08 (h)	17,258	17,258
Nationwide Building Society,
2.88%, 7/28/08 (h)	10,010	10,010
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	6,040	6,040
2.50%, 8/14/08 (h)	9,492	9,492
		234,720
		301,682
Investment Company (1.4%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio
— Institutional Class (o)	38,713,778	38,714
Total Short-Term Investments (Cost $340,396)		340,396
Total Investments (109.8%) (Cost $2,779,100) — including $299,881 of Securities Loaned		3,093,122
Liabilities in Excess of Other Assets (-9.8%)		(277,133)
Net Assets (100%)		$2,815,989

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2008.
(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held approximately $3,503,000 of fair valued securities, representing less than 0.05% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(l)	Security has been deemed illiquid at June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	3,559	$2,220	7/1/08	USD	2,233	$2,233	$13
BRL	6,254	3,901	7/2/08	USD	3,872	3,872	(29)

22	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	7,471	$4,659	7/3/08	USD	4,681	$4,681	$22
SGD	426	313	7/1/08	USD	312	312	(1)
SGD	314	231	7/2/08	USD	231	231	—@
TRY	202	166	7/1/08	USD	165	165	(1)
TRY	100	81	7/2/08	USD	81	81	—@
USD	4,786	4,786	7/1/08	BRL	7,600	4,741	(45)
ZAR	604	77	7/3/08	USD	76	76	(1)
		$16,434				$16,392	$(42)

BRL	—	Brazilian Real
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.
**	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	23

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (98.1%)
Finland (3.1%)
Kone Oyj, Class B	94,210	$3,314
France (5.2%)
Groupe Danone	36,128	2,537
Pernod-Ricard S.A.	29,988	3,081
		5,618
Ireland (1.9%)
C&C Group plc	371,726	2,060
Japan (2.5%)
Kao Corp.	102,000	2,675
Netherlands (7.9%)
Reed Elsevier N.V.	254,310	4,288
Wolters Kluwer N.V.	177,752	4,153
		8,441
Sweden (4.9%)
Swedish Match AB	255,282	5,235
Switzerland (6.2%)
Nestle S.A. (Registered)	75,260	3,401
Novartis AG (Registered)	59,629	3,283
		6,684
United Kingdom (38.0%)
British American Tobacco plc	274,736	9,516
Cadbury Schweppes plc	363,798	4,583
Diageo plc	142,702	2,626
Experian Group Ltd.	500,740	3,728
Imperial Tobacco Group plc	214,305	7,987
Reckitt Benckiser Group plc	99,734	5,056
Unilever plc	160,695	4,574
WPP Group plc	282,011	2,720
		40,790
United States (28.4%)
Brown-Forman Corp., Class B	38,365	2,899
Career Education Corp. (a)	86,648	1,266
Dr. Pepper Snapple Group, Inc. (a)	50,802	1,066
Estee Lauder Cos., Inc. (The)	38,126	1,771
Fortune Brands, Inc.	45,157	2,818
Harley-Davidson, Inc.	78,273	2,838
Kellogg Co.	55,703	2,675
Moody’s Corp.	64,280	2,214
Philip Morris International, Inc.	92,824	4,585
Procter & Gamble Co.	44,077	2,680
Scotts Miracle-Gro Co. (The), Class A	64,600	1,135
Starbucks Corp. (a)	130,613	2,056
Weight Watchers International, Inc.	68,237	2,430
		30,433
Total Common Stocks (Cost $98,283)		105,250
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $2,131) (o)	2,130,720	2,131
Total Investments (100.1%) (Cost $100,414)		107,381
Liabilities in Excess of Other Assets (-0.1%)		(149)
Net Assets (100%)		$107,232

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class .

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Net
Currency				In		Unrealized
to				Exchange		Appreciation
Deliver		Value	Settlement	For	Value	(Depreciation)
(000)		(000)	Date	(000)	(000)	(000)
GBP	10,380	$20,639	7/24/08	USD 20,483	$20,483	$(156)

GBP	—	British Pound
USD	—	United States Dollar

24	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	25

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (94.7%)
Australia (6.6%)
CFS Retail Property Trust REIT	1,169,426	$2,074
Dexus Property Group REIT	1,840,209	2,435
Goodman Group REIT	1,190,686	3,527
GPT Group REIT	1,448,223	3,082
Mirvac Group REIT	528,338	1,499
Stockland REIT	1,692,118	8,743
Westfield Group REIT	2,220,833	34,660
		56,020
Austria (0.7%)
CA Immobilien Anlagen AG (a)	47,125	988
Conwert Immobilien Invest SE (a)	101,599	1,747
IMMOFINANZ AG	339,033	3,496
		6,231
Belgium (0.1%)
Cofinimmo REIT	2,257	410
Brazil (0.4%)
BR Malls Participacoes S.A. (a)	382,200	3,624
Canada (0.2%)
Extendicare REIT	65,490	577
RioCan REIT	51,965	1,012
		1,589
Finland (0.4%)
Citycon Oyj	102,131	516
Sponda Oyj	352,070	3,066
		3,582
France (4.5%)
Fonciere Des Regions REIT	15,622	1,914
Gecina S.A. REIT	21,800	2,643
ICADE REIT	9,488	1,107
Klepierre REIT	73,484	3,702
Silic REIT	25,384	3,189
Unibail-Rodamco REIT	110,763	25,622
		38,177
Germany (0.4%)
Alstria Office AG REIT	209,577	3,465
IVG Immobilien AG	10,680	210
		3,675
Hong Kong (16.1%)
China Overseas Land & Investment Ltd.	4,701,000	7,428
China Resources Land Ltd.	4,413,000	6,112
Guangzhou R&F Properties Co., Ltd., Class H	8,239,500	15,365
Hang Lung Properties Ltd.	2,241,000	7,185
Henderson Land Development Co., Ltd.	1,660,000	10,347
Hongkong Land Holdings Ltd.	4,802,000	20,360
Hysan Development Co., Ltd.	2,298,015	6,307
Kerry Properties Ltd.	2,839,220	14,911
KWG Property Holding Ltd.	4,297,000	3,086
Mandarin Oriental International Ltd.	188,000	327
New World Development Ltd.	1,879,870	3,829
Sun Hung Kai Properties Ltd.	2,918,000	39,594
Swire Pacific Ltd., Class A	285,000	2,915
		137,766
Italy (0.2%)
Beni Stabili S.p.A.	1,672,265	1,659
Risanamento S.p.A. (a)	259,951	347
		2,006
Japan (14.3%)
Goldcrest Co., Ltd.	104,610	1,966
Japan Prime Realty Investment Corp. REIT	456	1,348
Japan Real Estate Investment Corp. REIT	382	4,029
Mitsubishi Estate Co., Ltd.	1,734,000	39,682
Mitsui Fudosan Co., Ltd.	1,534,000	32,794
Nippon Building Fund, Inc. REIT	632	7,440
NTT Urban Development Corp.	7,847	10,272
Sumitomo Realty & Development Co., Ltd.	1,197,000	23,786
Tokyo Tatemono Co., Ltd.	104,000	673
		121,990
Netherlands (1.5%)
Corio N.V. REIT	58,857	4,599
Eurocommercial Properties N.V. CVA REIT	38,572	1,838
ProLogis European Properties	188,930	2,698
Vastned Retail N.V. REIT	4,145	333
Wereldhave N.V. REIT	27,821	2,933
		12,401
Singapore (3.4%)
CapitaLand Ltd.	1,408,000	5,899
CapitaMall Trust REIT	901,000	1,980
CapitaRetail China Trust REIT	780,100	711
Macquarie MEAG Prime REIT	4,667,000	3,533
United Industrial Corp., Ltd.	7,204,000	15,832
Wheelock Properties S Ltd.	1,113,000	1,464
		29,419
Sweden (0.7%)
Castellum AB	206,128	1,968
Fabege AB	48,867	327
Hufvudstaden AB, Class A	382,214	3,681
		5,976
Switzerland (0.2%)
PSP Swiss Property AG (Registered) (a)	32,226	1,915
United Kingdom (9.5%)
Big Yellow Group plc REIT	576,022	3,293
British Land Co. plc REIT	967,091	13,648
Brixton plc REIT	838,100	4,015
Capital & Regional plc	441,930	1,672
Derwent London plc REIT	185,980	3,734
Grainger plc	531,395	2,276
Great Portland Estates plc REIT	541,389	3,648
Hammerson plc REIT	599,266	10,653
Invista Foundation Property Trust Ltd. REIT	77,300	56

26	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
United Kingdom (9.5%) (cont’d)
Land Securities Group plc REIT	649,842	$15,947
Liberty International plc REIT	339,080	5,822
Millennium & Copthorne Hotels plc	107,960	699
Minerva plc (a)	712,164	1,245
Quintain Estates & Development plc	479,203	1,797
Safestore Holdings plc	665,183	1,964
Segro plc REIT	1,022,331	8,013
Shaftesbury plc REIT	146,329	1,136
Unite Group plc	393,059	1,824
		81,442
United States (35.5%)
Acadia Realty Trust REIT	102,437	2,371
AMB Property Corp. REIT	128,148	6,456
American Campus Communities, Inc. REIT	5,065	141
Assisted Living Concepts, Inc., Class A (a)	288,690	1,588
AvalonBay Communities, Inc. REIT	226,875	20,228
Boston Properties, Inc. REIT	171,935	15,512
Brandywine Realty Trust REIT	2,924	46
BRE Properties, Inc. REIT	63,380	2,743
Brookdale Senior Living, Inc.	181,979	3,705
Brookfield Properties Corp.	912,128	16,227
Camden Property Trust REIT	203,308	8,998
Care Investment Trust, Inc. REIT	30,680	289
DCT Industrial Trust, Inc. REIT	111,145	920
Developers Diversified Realty Corp. REIT	17,950	623
DiamondRock Hospitality Co. REIT	98,070	1,068
Douglas Emmett, Inc. REIT	111,040	2,440
Duke Realty Corp. REIT	315,470	7,082
Equity Lifestyle Properties, Inc. REIT	99,581	4,382
Equity One, Inc. REIT	7,465	153
Equity Residential REIT	533,871	20,431
Essex Property Trust, Inc. REIT	13,516	1,440
Exeter Industrial Value Fund LP (d)	857,857	800
Federal Realty Investment Trust REIT	105,742	7,296
Forest City Enterprises, Inc., Class A	302,441	9,745
Gaylord Entertainment Co. (a)	29,727	712
General Growth Properties, Inc. REIT	176,932	6,198
Healthcare Realty Trust, Inc. REIT	266,020	6,323
Hersha Hospitality Trust REIT	71,306	538
Highwoods Properties, Inc. REIT	4,000	126
Host Hotels & Resorts, Inc. REIT	1,006,950	13,745
Kilroy Realty Corp. REIT	51,395	2,417
LaSalle Hotel Properties REIT	15,330	385
Liberty Property Trust REIT	265,799	8,811
Macerich Co. (The) REIT	125,756	7,813
Mack-Cali Realty Corp. REIT	215,465	7,362
Morgans Hotel Group Co. (a)	93,195	960
National Health Investors, Inc. REIT	4,430	126
Parkway Properties, Inc. REIT	3,422	115
Plum Creek Timber Co., Inc. REIT	36,260	1,549
Post Properties, Inc. REIT	190,336	5,663
Prologis REIT	155,927	8,475
PS Business Parks, Inc. REIT	46,913	2,421
Public Storage REIT	83,913	6,779
Ramco-Gershenson Properties Trust REIT	33,055	679
Regency Centers Corp. REIT	210,667	12,455
Senior Housing Properties Trust REIT	307,716	6,010
Simon Property Group, Inc. REIT	295,790	26,589
SL Green Realty Corp. REIT	16,568	1,371
Sovran Self Storage, Inc. REIT	51,809	2,153
Starwood Hotels & Resorts
Worldwide, Inc.	502,635	20,141
Strategic Hotels & Resorts, Inc. REIT	372,838	3,494
Sunstone Hotel Investors, Inc. REIT	69,230	1,149
Taubman Centers, Inc. REIT	55,395	2,695
Ventas, Inc. REIT	6,410	273
Vornado Realty Trust REIT	123,890	10,902
Weingarten Realty Investors REIT	7,820	237
		303,350
Total Common Stocks (Cost $979,612)		809,573
Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $33,390) (o)	33,390,037	33,390
Total Investments (98.6%) (Cost $1,013,002)		842,963
Other Assets in Excess of Liabilities (1.4%)		12,087
Net Assets (100%)		$855,050

(a)	Non-income producing security.
(d)	Securities were valued at fair value —At June 30, 2008, the Portfolio held approximately $800,000 of fair valued securities, representing 0.1% of net assets.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

						Net
Currency			In			Unrealized
to			Exchange			Appreciation
Deliver	Value	Settlement	For		Value	(Depreciation)
(000)	(000)	Date	(000)		(000)	(000)
USD 412	$412	7/2/08	HKD	3,214	$412	$—@

The accompanying notes are an integral part of the financial statements.	27

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

								Net
Currency						In		Unrealized
to						Exchange		Appreciation
Deliver			Value	Settlement		For	Value	(Depreciation)
(000)			(000)	Date		(000)	(000)	(000)
USD		546	$546	7/2/08	JPY	58,048	$547	$1
			$958				$959	$1

HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

28	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Australia (2.4%)
Boral Ltd.	48,616	$263
Foster’s Group Ltd.	64,261	313
Goodman Fielder Ltd.	559,245	753
		1,329
France (6.8%)
BNP Paribas	10,075	912
Lafarge S.A.	7,493	1,149
Sanofi-Aventis S.A.	8,353	558
Total S.A.	12,865	1,098
		3,717
Germany (2.9%)
Bayerische Motoren Werke AG (c)	11,204	539
Daimler AG	12,604	779
Qimonda AG ADR (a)	119,178	284
		1,602
Ireland (2.3%)
Bank of Ireland	49,766	433
Kerry Group plc, Class A	28,779	852
		1,285
Italy (1.4%)
ENI S.p.A.	19,862	741
Japan (12.0%)
Astellas Pharma, Inc.	10,700	454
Canon, Inc.	14,700	756
Kao Corp.	31,000	813
Keihin Corp.	51,900	786
Kuraray Co., Ltd.	25,000	298
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	13,100	452
Nissan Motor Co., Ltd.	66,500	549
Sankyo Co.	17,200	1,121
Sumitomo Electric Industries Ltd.	46,000	584
Takeda Pharmaceutical Co., Ltd.	15,600	793
		6,606
Netherlands (4.4%)
Aegon N.V.	54,950	728
Unilever N.V. CVA	33,074	939
Wolters Kluwer N.V.	31,538	737
		2,404
Norway (2.0%)
StatoilHydro ASA	29,522	1,101
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	401,000	442
South Korea (0.7%)
SK Telecom Co., Ltd. ADR (c)	19,087	396
Spain (3.7%)
Banco Bilbao Vizcaya Argentaria S.A.	41,210	789
Telefonica S.A.	47,516	1,263
		2,052
Sweden (1.2%)
Telefonaktiebolaget LM Ericsson, Class B	60,873	635
Switzerland (2.8%)
Novartis AG (Registered)	22,742	1,252
UBS AG (Registered) (a)	12,718	267
		1,519
Taiwan (1.0%)
Chunghwa Telecom Co., Ltd. ADR	21,360	542
United Kingdom (18.7%)
Barclays plc	152,600	886
Cadbury Schweppes plc	84,368	1,063
Imperial Tobacco Group plc	46,472	1,732
Old Mutual plc	222,276	411
Premier Foods plc	207,590	394
Reed Elsevier plc	39,093	448
Rolls-Royce Group plc, Class B (a)	6,268,595	12
Rolls-Royce Group plc (a)	65,453	445
Royal Bank of Scotland Group plc	226,210	969
Royal Dutch Shell plc ADR	15,403	1,258
Vodafone Group plc	308,234	916
WM Morrison Supermarkets plc	167,210	887
WPP Group plc	89,028	859
		10,280
United States (33.8%)
American Capital Strategies Ltd. (c)	18,796	447
American Electric Power Co., Inc.	7,530	303
American International Group, Inc. (c)	11,843	313
Arrow Electronics, Inc. (a)	17,994	553
Bank of New York/Mellon Corp. (The)	20,871	790
Chevron Corp.	14,337	1,421
Citigroup, Inc. (c)	22,745	381
Covidien Ltd.	15,548	745
Dominion Resources, Inc.	11,849	563
Dr. Pepper Snapple Group, Inc. (a)	15,819	332
EMC Corp. (a)(c)	43,876	644
Freddie Mac (c)	30,792	505
Hewlett-Packard Co.	15,170	671
Illinois Tool Works, Inc.	11,976	569
Ingersoll-Rand Co., Ltd., Class A	13,788	516
International Business Machines Corp. (c)	11,993	1,421
Lehman Brothers Holdings, Inc. (c)	33,713	668
Marsh & McLennan Cos., Inc. (c)	30,789	817
Peabody Energy Corp.	11,933	1,051
Philip Morris International, Inc.	32,938	1,627
Schering-Plough Corp.	23,839	469
Tyco International Ltd. (c)	18,964	759
UnitedHealth Group, Inc.	25,364	666
Verizon Communications, Inc.	23,905	846
Viacom, Inc., Class B (a)(c)	6,744	206

The accompanying notes are an integral part of the financial statements.	29

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (33.8%) (cont’d)
Wyeth	26,976	$1,294
		18,577
Total Common Stocks (Cost $51,283)		53,228
Investment Companies (2.0%)
Ireland (2.0%)
iShares MSCI World Index Fund
(Cost $1,130)	36,186	1,083

No. of
Rights
Rights (0.0%)
United Kingdom (0.0%)
Barclays plc, expires 7/17/08
(Cost $—) (a)	34,540	6

Shares
Short-Term Investments (3.5%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	247,081	247

	Face Amount
	(000)
Short-Term Debt (1.6%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$32	32
Bancaja,
2.97%, 11/12/08 (h)	16	16
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	16	16
BASF AG,
2.73%, 8/19/08 (h)	16	16
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	64	64
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08 (h)	32	32
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	278	278
First Tennessee Bank,
2.50%, 8/15/08 (h)	79	79
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	16	16
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	16	16
IBM Corp.,
2.48%, 9/8/08 (c)(h)	63	63
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	32	32
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	48	48
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08 (h)	64	64
Nationwide Building Society,
2.88%, 7/28/08 (h)	37	37
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	22	22
2.50%, 8/14/08 (h)	35	35
		866
		1,113

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	798,469	799
Total Short-Term Investments (Cost $1,912)		1,912
Total Investments (102.4%) (Cost $54,325) — including $1,049 of Securities Loaned		56,229
Liabilities in Excess of Other Assets (-2.4%)		(1,308)
Net Assets (100%)		$54,921

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2008.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	86	$84	7/1/08	USD	84	$84	$—@
EUR	409	645	7/1/08	USD	646	646	1
GBP	249	496	7/1/08	USD	496	496	—@
GBP	1,600	3,169	9/12/08	USD	3,107	3,107	(62)
NOK	304	60	7/1/08	USD	60	60	—@
		$4,454				$4,393	$(61)

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
USD	—	United States Dollar

30	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.

**          Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	31

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

International Equity Portfolio

		Value
	Shares	(000)
Common Stocks (95.4%)
Australia (3.4%)
AMP Ltd.	7,420,761	$47,592
Foster’s Group Ltd. (c)	10,641,437	51,721
Orica Ltd.	611,248	17,169
Santos Ltd.	2,827,519	58,142
		174,624
Austria (0.7%)
Telekom Austria AG (c)	1,677,241	36,389
Belgium (1.8%)
Delhaize Group	225,084	15,150
Fortis	2,095,607	33,555
Fortis Strip WPR (a)	694,410	11
KBC Groep N.V.	398,554	44,258
		92,974
Canada (1.1%)
EnCana Corp.	613,236	56,145
Finland (0.9%)
Nokia Oyj	1,952,365	47,615
France (7.7%)
ArcelorMittal (c)	416,281	41,160
BNP Paribas	123,676	11,204
Electricite de France (c)	1,041,451	98,940
France Telecom S.A. (c)	877,678	25,855
Legrand S.A.	2,176,933	54,874
Total S.A.	1,181,639	100,835
Vallourec (c)	158,250	55,540
		388,408
Germany (5.9%)
Bayer AG (c)	596,040	50,169
Continental AG (c)	440,584	45,276
E.ON AG (c)	485,091	97,875
Porsche Automobil Holding SE (Non-Voting Shares)	304,416	46,918
RWE AG (c)	467,878	59,101
		299,339
Greece (1.1%)
OPAP S.A.	1,597,183	55,776
Ireland (1.0%)
CRH plc	1,636,553	48,184
Italy (2.8%)
ENI S.p.A.	2,376,928	88,694
UniCredito Italiano S.p.A.	9,081,263	55,583
		144,277
Japan (23.7%)
Asatsu-DK, Inc. (c)	687,685	19,040
Astellas Pharma, Inc.	1,573,900	66,700
Canon, Inc. (c)	772,000	39,696
Chiba Bank Ltd. (The)	3,858,000	27,032
Fukuoka Financial Group, Inc.	5,597,000	25,248
Hoya Corp.	1,989,200	45,990
JSR Corp.	1,200,600	23,857
Kao Corp.	849,000	22,268
Keyence Corp.	335,700	79,954
Kyocera Corp.	292,200	27,518
Mitsubishi Electric Corp.	4,885,000	52,675
Mitsubishi Estate Co., Ltd.	1,562,000	35,746
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	2,042,800	70,412
Murata Manufacturing Co., Ltd. (c)	787,200	37,067
NGK Spark Plug Co., Ltd. (c)	3,209,000	36,839
Nitto Denko Corp.	513,000	19,711
NTT DoCoMo, Inc.	52,035	76,446
Omron Corp.	1,896,900	40,730
Oriental Land Co., Ltd. (c)	462,400	27,609
Rohm Co., Ltd.	655,900	37,741
Sega Sammy Holdings, Inc. (c)	1,387,900	12,103
Sekisui House Ltd.	3,980,000	37,145
Sumitomo Mitsui Financial Group, Inc. (c)	14,789	111,281
T&D Holdings, Inc.	1,971,550	121,243
Taiyo Nippon Sanso Corp.	6,130,000	51,091
Teijin Ltd. (c)	9,191,000	31,507
Toyota Motor Corp.	552,000	26,044
		1,202,693
Netherlands (4.8%)
Akzo Nobel N.V.	771,437	53,029
CSM N.V. (c)	1,427,287	49,865
ING Groep N.V. CVA	1,007,563	32,132
Unilever N.V. CVA	3,890,892	110,452
		245,478
Spain (1.9%)
Telefonica S.A.	3,641,789	96,787
Sweden (0.6%)
Telefonaktiebolaget LM Ericsson, Class B (c)	3,081,907	32,137
Switzerland (10.2%)
Givaudan S.A. (Registered) (c)	33,414	29,863
Holcim Ltd. (Registered)	1,133,477	91,817
Nestle S.A. (Registered) (c)	3,635,950	164,295
Novartis AG (Registered)	1,737,463	95,671
Roche Holding AG (Genusschein) (c)	657,403	118,410
UBS AG (Registered) (a)	829,297	17,405
		517,461
United Kingdom (27.0%)
BHP Billiton plc	1,111,004	42,489
BP plc	8,790,781	102,127
British American Tobacco plc	4,286,765	148,486
British Land Co. plc REIT	1,959,125	27,648
Cadbury Schweppes plc	7,920,061	99,780
Drax Group plc	1,782,024	26,231
Hays plc	36,309,329	65,452
Imperial Tobacco Group plc	4,912,440	183,074
Intercontinental Hotels Group plc	4,355,539	58,387
Ladbrokes plc	8,847,575	45,247
Lonmin plc	263,517	16,749
National Grid plc	2,142,616	28,189
Reckitt Benckiser Group plc	1,908,693	96,756
Reed Elsevier plc	6,127,480	70,301
Royal Bank of Scotland Group plc	14,518,945	62,177
Royal Dutch Shell plc, Class A	1,502,928	61,843
Scottish & Southern Energy plc	1,381,965	38,620

32	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

		Value
	Shares	(000)
United Kingdom (27.0%) (cont’d)
Smiths Group plc	3,991,245	$86,337
Vodafone Group plc	32,179,526	95,600
Wolseley plc	1,765,536	13,240
		1,368,733
United States (0.8%)
Dr. Pepper Snapple Group, Inc. (a)(c)	1,826,635	38,323
Total Common Stocks (Cost $4,325,112)		4,845,343

Short-Term Investments (17.9%)
Securities held as Collateral on Loaned Securities (12.6%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	141,907,646	141,908

	Face Amount
	(000)
Short-Term Debt (9.8%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$18,287	18,287
Bancaja,
2.97%, 11/12/08 (h)	9,143	9,143
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	9,144	9,144
BASF AG,
2.73%, 8/19/08 (h)	9,143	9,143
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	36,574	36,574
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08 (h)	18,287	18,287
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	159,850	159,850
First Tennessee Bank,
2.50%, 8/15/08 (h)	45,718	45,718
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	9,144	9,144
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	9,143	9,143
IBM Corp.,
2.48%, 9/8/08 (h)	36,574	36,574
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	18,287	18,287
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	27,431	27,431
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08 (h)	36,574	36,574
Nationwide Building Society,
2.88%, 7/28/08 (h)	21,213	21,213
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	12,801	12,801
2.50%, 8/14/08 (h)	20,116	20,116
		497,429
		639,337

	Shares
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	271,757,037	271,757
Total Short-Term Investments (Cost $911,094)		911,094
Total Investments (113.3%) (Cost $5,236,206) — including $486,073 of Securities Loaned		5,756,437
Liabilities in Excess of Other Assets (-13.3%)		(676,425)
Net Assets (100%)		$5,080,012

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2008.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	52,000	$102,859	9/30/08	AUD	107,682	$102,013	$(846)
GBP	52,000	102,858	9/30/08	EUR	65,370	102,444	(414)
GBP	26,000	51,430	9/30/08	SGD	69,561	51,346	(84)
GBP	1,264	2,517	7/1/08	USD	2,513	2,513	(4)
GBP	1,876	3,737	7/2/08	USD	3,736	3,736	(1)
USD	995	995	7/1/08	EUR	632	995	—@
USD	4,784	4,784	7/1/08	EUR	3,037	4,781	(3)
USD	7,203	7,203	7/2/08	EUR	4,568	7,192	(11)
USD	877	877	7/1/08	JPY	93,067	877	—@
USD	2,219	2,219	7/2/08	JPY	234,391	2,207	(12)
		$279,479				$278,104	$(1,375)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

The accompanying notes are an integral part of the financial statements.	33

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.

**          Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

34	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

International Growth Active Extension Portfolio

		Value
	Shares	(000)
Long Positions (130.2%)
Common Stocks (127.6%)
Australia (4.2%)
BHP Billiton Ltd. (q)	6,072	$255
CSL Ltd. (q)	5,123	175
		430
Austria (5.9%)
Andritz AG (q)	3,599	227
Erste Bank der Oesterreichischen Sparkassen AG (q)	3,005	187
Vienna Insurance Group (q)	2,846	188
		602
Canada (4.2%)
EnCana Corp. (q)	2,600	238
Research In Motion Ltd. (a)(q)	1,600	187
		425
Denmark (2.4%)
Vestas Wind Systems A/S (a)(q)	1,900	249
Egypt (1.6%)
Orascom Construction Industries GDR (q)	1,236	167
Finland (7.0%)
Fortum Oyj (q)	6,157	313
Kone Oyj, Class B (q)	6,886	242
Neste Oil Oyj (q)	5,512	162
		717
France (10.0%)
AXA S.A. (q)	6,329	188
BNP Paribas (q)	1,881	170
Cie Generale d’Optique Essilor International S.A.	2,834	173
LVMH Moet Hennessy Louis Vuitton S.A. (q)	1,411	148
Total S.A. (q)	4,050	346
		1,025
Germany (10.4%)
Bayer AG	2,152	181
Deutsche Boerse AG	936	106
E.ON AG	1,816	366
SAP AG	2,796	147
SGL Carbon AG (a)	3,735	262
		1,062
Greece (4.7%)
Coca-Cola Hellenic Bottling Co. S.A.	6,760	184
National Bank of Greece S.A.	4,042	182
Titan Cement Co. (a)	71,497	113
		479
Hong Kong (8.6%)
Bank of East Asia Ltd.	35,000	190
China Resources Power Holdings Co.	54,000	132
CNOOC Ltd.	118,000	203
Esprit Holdings Ltd.	14,100	147
Lee & Man Paper Manufacturing Ltd.	52,000	77
Parkson Retail Group Ltd.	17,000	124
		873
India (0.7%)
ICICI Bank Ltd. ADR (a)	2,400	69
Ireland (2.2%)
Allied Irish Banks plc	7,443	115
CRH plc	3,660	107
		222
Israel (1.8%)
Teva Pharmaceutical Industries Ltd. ADR (q)	3,900	179
Japan (18.6%)
Canon, Inc. (q)	3,400	175
Daikin Industries Ltd. (q)	4,000	202
Kobe Steel Ltd. (q)	44,000	126
Komatsu Ltd. (q)	6,500	181
Mitsubishi Estate Co., Ltd. (q)	6,000	137
Nippon Electric Glass Co., Ltd.	9,000	156
Sanyo Electric Co., Ltd. (a)(q)	75,000	174
Sharp Corp. (q)	8,000	130
Shin-Etsu Chemical Co., Ltd. (q)	2,100	130
Sony Corp. (q)	3,100	136
Stanley Electric Co., Ltd.	7,400	179
Terumo Corp. (q)	3,400	174
		1,900
Luxembourg (1.9%)
Millicom International Cellular S.A. (q)	1,900	197
Mexico (3.2%)
America Movil S.A.B. de C.V., Class L ADR (q)	2,900	153
Wal-Mart de Mexico S.A.B de C.V. ADR	4,400	175
		328
Netherlands (1.2%)
Reed Elsevier N.V. (q)	7,475	126
Norway (2.6%)
Telenor ASA (q)	8,874	167
TGS Nopec Geophysical Co. ASA (a)(q)	7,365	102
		269
Portugal (2.1%)
Banco Espirito Santo S.A. (Registered) (q)	13,719	214
Singapore (3.7%)
DBS Group Holdings Ltd.	15,000	208
Keppel Corp. Ltd.	21,000	172
		380
Spain (1.5%)
Banco Santander S.A.	8,313	153
Sweden (2.5%)
Getinge AB, Class B (q)	10,202	250
Switzerland (9.8%)
ABB Ltd. (Registered) (a)(q)	8,807	250
EFG International (Registered) (q)	4,529	124

The accompanying notes are an integral part of the financial statements.	35

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Active Extension Portfolio

		Value
	Shares	(000)
Switzerland (9.8%) (cont’d)
Nestle S.A. (Registered) (q)	6,090	$275
Roche Holding AG (Genusschein) (q)	793	143
SGS S.A. (Registered) (q)	148	212
		1,004
Taiwan (1.5%)
Delta Electronics, Inc.	54,000	150
United Kingdom (15.3%)
Capita Group plc (q)	11,525	158
G4S plc (q)	34,803	140
HSBC Holdings plc	10,856	168
Prudential plc (q)	14,649	155
Reckitt Benckiser Group plc (q)	3,841	195
SABMiller plc (q)	7,137	164
Smith & Nephew plc (q)	18,512	204
Standard Chartered plc (q)	5,286	151
Tesco plc (a)	31,286	230
		1,565
Total Common Stocks (Cost $13,818)		13,035

	No. of
	Warrants
Warrants (1.3%)
India (1.3%)
Bharti Airtel Ltd., expires 3/17/11
(Cost $187) (a)(e)	8,200	138

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $135) (o)	134,599	135
Total Investments (130.2%) (Cost $14,140)		13,308
Liabilities in Excess of Other Assets (-30.2%)		(3,089)
Net Assets (100%)		$10,219

Short Positions (30.5%)*
Common Stocks (27.2%)
Australia (1.2%)
BlueScope Steel Ltd.	11,108	121
France (2.6%)
Credit Agricole S.A.	3,102	64
Hermes International	820	129
Legrand S.A.	3,100	78
		271
Germany (1.9%)
Celesio AG	2,569	93
Fraport AG Frankfurt Airport Services Worldwide	1,444	98
		191
Greece (0.9%)
Titan Cement Co. (a)	2,446	97
Italy (1.8%)
Lottomtica S.p.A.	3,444	103
Mediaset S.p.A.	11,816	78
		181
Japan (6.9%)
Dai Nippon Printing Co., Ltd.	7,000	103
Daiwa Securities Group, Inc.	10,000	92
NTT DoCoMo, Inc.	79	116
Ono Pharmaceutical Co., Ltd.	2,100	116
Sompo Japan Insurance, Inc.	9,000	84
Toray Industries, Inc.	17,000	91
Toyota Motor Corp.	2,100	99
		701
Mexico (1.2%)
Grupo Modelo S.A.B. de C.V., Class C	23,300	118
New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	32,298	88
Spain (1.7%)
Repsol YPF S.A.	2,625	104
Zardoya Otis S.A.	3,250	67
		171
Sweden (1.9%)
Svenska Handelsbanken AB, Class A	4,194	100
Telefonaktiebolaget LM Ericsson, Class B	8,647	90
		190
Switzerland (1.9%)
Lindt & Spruengli AG	33	91
Sonova Holding AG	1,250	104
		195
United Kingdom (4.4%)
Barclays plc	15,705	91
GlaxoSmithKline plc	4,047	90
Kingfisher plc	40,682	91
Tesco plc (a)	54,834	109
Wolseley plc	9,670	73
		454
Total Common Stocks (Proceeds $3,115)		2,778
Investment Companies (3.3%)
United States (3.3%)
iShares MSCI EAFE Index Fund	2,500	172
Vanguard Emerging Markets ETF	3,600	168
Total Investment Companies (Proceeds $371)		340

	No. of
	Rights
Rights (0.0%)
United Kingdom (0.0%)
Barclays plc, expires 7/17/08
(Cost $—) (a)	3,365	1
Total Rights (Proceeds $—)		1
Total Short Positions (Proceeds $3,486)		3,119

36	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Active Extension Portfolio

*                                         Percentages are based on Net Assets.

(a)                                  Non-income producing security.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(o)                                 See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(q)                                 Securities are pledged with a broker as collateral for short sales.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	37

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (99.1%)
Australia (3.4%)
BHP Billiton Ltd.	34,583	$1,449
CSL Ltd.	29,134	997
		2,446
Austria (4.6%)
Andritz AG	18,880	1,190
Erste Bank der Oesterreichischen Sparkassen AG (c)	17,191	1,070
Vienna Insurance Group	16,077	1,062
		3,322
Canada (3.2%)
EnCana Corp.	14,475	1,325
Research In Motion Ltd. (a)	8,200	959
		2,284
Denmark (1.9%)
Vestas Wind Systems A/S (a)	10,735	1,405
Egypt (1.3%)
Orascom Construction Industries GDR (c)	6,946	941
Finland (5.4%)
Fortum Oyj	33,656	1,709
Kone Oyj, Class B	36,750	1,293
Neste Oil Oyj	31,156	918
		3,920
France (7.6%)
AXA S.A.	33,347	990
BNP Paribas	9,695	878
Cie Generale d’Optique Essilor International S.A.	16,112	985
LVMH Moet Hennessy Louis Vuitton S.A.	7,102	745
Total S.A.	21,903	1,869
		5,467
Germany (8.1%)
Bayer AG	12,309	1,036
Deutsche Boerse AG	5,417	611
E.ON AG	9,789	1,975
SAP AG (c)	16,215	849
SGL Carbon AG (a)	19,911	1,398
		5,869
Greece (2.8%)
Coca-Cola Hellenic Bottling Co. S.A.	37,597	1,024
National Bank of Greece S.A.	22,452	1,012
		2,036
Hong Kong (6.6%)
Bank of East Asia Ltd.	182,400	991
China Resources Power Holdings Co.	308,000	750
CNOOC Ltd.	615,700	1,060
Esprit Holdings Ltd.	80,200	833
Lee & Man Paper Manufacturing Ltd.	296,000	440
Parkson Retail Group Ltd. (c)	96,000	701
		4,775
India (1.6%)
Bharti Airtel Ltd. (a)	46,010	771
ICICI Bank Ltd. ADR (a)(c)	13,700	394
		1,165
Ireland (1.7%)
Allied Irish Banks plc	41,456	639
CRH plc	21,218	625
		1,264
Israel (1.4%)
Teva Pharmaceutical Industries Ltd. ADR (c)	22,400	1,026
Japan (14.7%)
Canon, Inc.	19,300	992
Daikin Industries Ltd.	21,500	1,085
Kobe Steel Ltd.	222,000	636
Komatsu Ltd.	37,100	1,034
Mitsubishi Estate Co., Ltd.	33,000	755
Nippon Electric Glass Co., Ltd.	51,000	882
Sanyo Electric Co., Ltd. (a)(c)	424,000	986
Sharp Corp.	48,000	782
Shin-Etsu Chemical Co., Ltd.	11,900	737
Sony Corp.	17,500	765
Stanley Electric Co., Ltd.	41,100	995
Terumo Corp.	19,600	1,001
		10,650
Luxembourg (1.4%)
Millicom International Cellular S.A.	9,500	983
Mexico (2.5%)
America Movil S.A.B. de C.V., Class L ADR	16,100	850
Wal-Mart de Mexico S.A.B de C.V. ADR	24,479	975
		1,825
Netherlands (1.0%)
Reed Elsevier N.V.	42,581	718
Norway (2.1%)
Telenor ASA	50,277	946
TGS Nopec Geophysical Co. ASA (a)(c)	42,697	593
		1,539
Portugal (1.5%)
Banco Espirito Santo S.A. (Registered) (c)	71,607	1,117
Singapore (2.7%)
DBS Group Holdings Ltd.	75,000	1,040
Keppel Corp. Ltd.	113,000	925
		1,965
Spain (1.2%)
Banco Santander S.A.	47,349	870
Sweden (1.9%)
Getinge AB, Class B	57,175	1,400
Switzerland (7.7%)
ABB Ltd. (Registered) (a)	50,344	1,432
EFG International (Registered)	25,816	706
Nestle S.A. (Registered)	32,910	1,487
Roche Holding AG (Genusschein)	4,600	829

38	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
Switzerland (7.7%) (cont’d)
SGS S.A. (Registered)	772	$1,105
		5,559
Taiwan (1.0%)
Delta Electronics, Inc.	271,000	755
United Kingdom (11.8%)
Capita Group plc	66,788	915
G4S plc	197,131	795
HSBC Holdings plc	60,327	932
Prudential plc	83,740	889
Reckitt Benckiser Group plc	19,972	1,013
SABMiller plc	36,099	828
Smith & Nephew plc	93,583	1,033
Standard Chartered plc	30,222	861
Tesco plc	171,456	1,261
		8,527
Total Common Stocks (Cost $78,990)		71,828

Short-Term Investments (9.8%)
Securities held as Collateral on Loaned Securities (9.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	1,440,969	1,441

	Face Amount
	(000)
Short-Term Debt (7.0%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$186	186
Bancaja,
2.97%, 11/12/08 (h)	93	93
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	93	93
BASF AG,
2.73%, 8/19/08 (h)	93	93
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	371	371
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08 (h)	186	186
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	1623	1,623
First Tennessee Bank,
2.50%, 8/15/08 (h)	464	464
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	93	93
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	93	93
IBM Corp.,
2.48%, 9/8/08 (h)	371	371
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	186	186
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	279	279
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08 (h)	371	371
Nationwide Building Society,
2.88%, 7/28/08 (h)	215	215
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	130	130
2.50%, 8/14/08 (h)	204	204
		5,051
		6,492

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	585,149	585
Total Short-Term Investments (Cost $7,077)		7,077
Total Investments (108.9%) (Cost $86,067) — including $6,182 of Securities Loaned		78,905
Liabilities in Excess of Other Assets (-8.9%)		(6,440)
Net Assets (100%)		$72,465

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2008.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	15	$15	7/1/08	JPY	1,637	$15	$—@

JPY	—	Japanese Yen
USD	—	United States Dollar

The accompanying notes are an integral part of the financial statements.	39

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.

**   Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”

40	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (96.5%)
Australia (5.2%)
BHP Billiton Ltd.	47,758	$2,001
CSL Ltd.	19,133	655
QBE Insurance Group Ltd.	13,590	292
Rio Tinto Ltd.	9,296	1,207
Tatts Group Ltd.	86,100	194
Wesfarmers Ltd.	12,899	461
		4,810
Austria (2.7%)
Andritz AG	12,399	782
Erste Bank der Oesterreichischen Sparkassen AG	11,290	703
Telekom Austria AG	13,440	291
Vienna Insurance Group	10,558	697
		2,473
Belgium (0.5%)
Umicore	8,671	429
Canada (1.6%)
EnCana Corp.	9,500	870
Research In Motion Ltd. (a)	5,400	631
		1,501
Denmark (1.0%)
Vestas Wind Systems A/S (a)	7,050	923
Egypt (0.7%)
Orascom Construction Industries GDR	4,552	616
Finland (2.8%)
Fortum Oyj	22,103	1,123
Kone Oyj, Class B	24,135	849
Neste Oil Oyj	20,461	603
		2,575
France (6.7%)
AXA S.A. (c)	21,900	650
BNP Paribas	12,476	1,130
Cie Generale d’Optique Essilor International S.A. (c)	10,581	647
Electricite de France (c)	5,031	478
Lafarge S.A. (c)	2,651	407
LVMH Moet Hennessy Louis Vuitton S.A.	4,664	489
Schneider Electric S.A.	4,124	446
Suez S.A.	10,413	709
Total S.A.	14,384	1,227
		6,183
Germany (8.2%)
Allianz SE (Registered)	3,132	552
Bayer AG	14,291	1,203
Bayerische Motoren Werke AG (c)	7,091	341
Commerzbank AG	11,984	355
Deutsche Boerse AG	3,558	401
Deutsche Post AG (Registered)	14,424	377
E.ON AG	6,429	1,297
MAN AG	3,202	355
Muenchener Rueckversicherungs AG (Registered) (c)	2,858	501
SAP AG (c)	10,649	558
SGL Carbon AG (a)	13,076	918
Siemens AG (Registered)	6,229	692
		7,550
Greece (1.9%)
Coca-Cola Hellenic Bottling Co. S.A.	24,692	673
National Bank of Greece S.A.	24,459	1,102
		1,775
Hong Kong (4.9%)
Bank of East Asia Ltd.	119,800	651
Cheung Kong Holdings Ltd.	23,000	310
China Resources Power Holdings Co.	202,000	492
CNOOC Ltd.	404,000	695
Esprit Holdings Ltd.	77,800	808
Great Eagle Holdings Ltd.	83,000	245
Lee & Man Paper Manufacturing Ltd.	194,000	289
MTR Corp.	109,500	345
New World Development Ltd.	117,000	238
Parkson Retail Group Ltd.	63,200	461
		4,534
India (0.8%)
Bharti Airtel Ltd. (a)	30,217	506
ICICI Bank Ltd. ADR (a)	9,000	259
		765
Ireland (0.9%)
Allied Irish Banks plc	27,225	420
CRH plc	13,935	410
		830
Israel (0.7%)
Teva Pharmaceutical Industries Ltd. ADR	14,700	673
Italy (1.4%)
ENI S.p.A.	22,388	835
UniCredito Italiano S.p.A.	75,970	465
		1,300
Japan (19.4%)
Amada Co., Ltd.	18,000	142
Astellas Pharma, Inc.	5,700	242
Canon, Inc.	20,300	1,044
Casio Computer Co., Ltd.	11,300	129
Dai Nippon Printing Co., Ltd.	11,000	162
Daicel Chemical Industries Ltd.	23,000	130
Daifuku Co., Ltd.	11,000	108
Daiichi Sankyo Co., Ltd.	9,000	248
Daikin Industries Ltd.	20,900	1,055
Denki Kagaku Kogyo KK	36,000	134
East Japan Railway Co.	23	187
FamilyMart Co., Ltd.	5,300	217
Fuji Machine Manufacturing Co., Ltd.	2,600	52
FUJIFILM Holdings Corp.	5,700	196
Fujitec Co., Ltd.	9,000	53
Fujitsu Ltd.	36,000	267

The accompanying notes are an integral part of the financial statements.	41

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (19.4%) (cont’d)
Furukawa Electric Co., Ltd.	33,000	$143
Hitachi Capital Corp.	7,300	118
Hitachi High-Technologies Corp.	3,200	74
Hitachi Ltd.	32,000	231
House Foods Corp.	3,700	60
Kaneka Corp.	17,000	116
Kobe Steel Ltd.	146,000	418
Komatsu Ltd.	24,400	680
Kurita Water Industries Ltd. (c)	4,900	181
Kyocera Corp.	2,400	226
Kyudenko Corp.	6,000	42
Lintec Corp. (c)	4,500	78
Maeda Road Construction Co., Ltd.	4,000	28
Marubeni Corp.	13,000	109
Matsushita Electric Industrial Co., Ltd.	15,000	323
Minebea Co., Ltd.	19,000	109
Mitsubishi Chemical Holdings Corp.	23,000	134
Mitsubishi Corp.	13,600	448
Mitsubishi Estate Co., Ltd.	22,000	503
Mitsubishi Heavy Industries Ltd.	49,000	234
Mitsui Mining & Smelting Co., Ltd.	30,000	88
Mitsumi Electric Co., Ltd.	7,200	160
Nagase & Co., Ltd.	6,000	63
NEC Corp.	40,000	209
Nifco, Inc.	5,200	123
Nintendo Co., Ltd.	1,000	564
Nippon Electric Glass Co., Ltd.	34,000	588
Nippon Meat Packers, Inc.	8,000	108
Nippon Sheet Glass Co., Ltd.	16,000	79
Nippon Steel Corp.	17,000	92
Nippon Telegraph & Telephone Corp.	24	118
Nissan Motor Co., Ltd.	27,800	230
Nissha Printing Co., Ltd. (c)	1,600	92
Nisshinbo Industries, Inc.	8,000	95
Obayashi Corp.	26,000	118
Ono Pharmaceutical Co., Ltd.	3,400	187
Ricoh Co., Ltd.	14,000	253
Rohm Co., Ltd.	2,000	115
Ryosan Co., Ltd.	3,600	77
Sanki Engineering Co., Ltd. (c)	4,000	33
Sanwa Holdings Corp. (c)	14,000	53
Sanyo Electric Co., Ltd. (a)(c)	278,000	647
Sekisui Chemical Co., Ltd.	21,000	143
Sekisui House Ltd.	11,000	103
Sharp Corp.	31,000	505
Shin-Etsu Chemical Co., Ltd.	7,800	483
Shin-Etsu Polymer Co., Ltd. (c)	11,700	74
Sony Corp.	16,000	699
Stanley Electric Co., Ltd.	27,000	653
Suzuki Motor Corp. (c)	8,600	203
TDK Corp.	2,900	174
Teijin Ltd.	29,000	99
Terumo Corp.	12,900	658
Toho Co., Ltd. (c)	3,300	67
Tokyo Electric Power Co., Inc. (The)	2,800	72
Toshiba Corp. (c)	46,000	339
Toyo Ink Manufacturing Co., Ltd.	16,000	54
Toyoda Gosei Co., Ltd.	2,200	64
Toyota Motor Corp.	6,400	302
Tsubakimoto Chain Co.	19,000	111
Yamaha Corp.	8,800	170
Yamaha Motor Co., Ltd.	8,200	153
		17,839
Luxembourg (0.7%)
Millicom International Cellular S.A.	6,200	642
Mexico (1.3%)
America Movil S.A.B. de C.V., Class L ADR	10,635	561
Wal-Mart de Mexico S.A.B de C.V. ADR	16,100	641
		1,202
Netherlands (1.2%)
Royal KPN N.V.	26,856	461
TNT N.V.	9,798	335
Wolters Kluwer N.V.	13,383	313
		1,109
Norway (1.5%)
Telenor ASA	53,249	1,001
TGS Nopec Geophysical Co. ASA (a)(c)	28,040	390
		1,391
Portugal (0.8%)
Banco Espirito Santo S.A. (Registered) (c)	47,027	734
Singapore (2.3%)
CapitaCommercial Trust REIT	37,040	52
CapitaLand Ltd. (c)	86,000	360
City Developments Ltd.	31,000	248
DBS Group Holdings Ltd.	49,000	679
Keppel Corp. Ltd.	74,000	606
Oversea-Chinese Banking Corp.	31,000	186
		2,131
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	27,077	519
Banco Santander S.A.	31,096	571
Telefonica S.A.	27,934	743
		1,833
Sweden (1.0%)
Getinge AB, Class B	37,549	920
Switzerland (8.7%)
ABB Ltd. (Registered) (a)	33,229	945
Compagnie Financiere Richemont S.A., Class A	8,678	483
EFG International (Registered)	16,954	464
Nestle S.A. (Registered)	47,850	2,162
Nobel Biocare Holding AG	8,283	271
Novartis AG (Registered)	14,963	824
Roche Holding AG (Genusschein)	7,250	1,306
SGS S.A. (Registered)	507	726
UBS AG (Registered) (a)	17,368	365

42	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Switzerland (8.7%) (cont’d)
Zurich Financial Services AG (Registered)	1,705	$436
		7,982
Taiwan (0.6%)
Delta Electronics, Inc.	178,000	496
United Kingdom (17.0%)
Anglo American plc	12,786	898
BAE Systems plc	57,799	510
Barclays plc	41,574	241
BG Group plc	26,696	695
British American Tobacco plc	17,056	591
Capita Group plc	43,862	601
G4S plc	129,462	522
GlaxoSmithKline plc	28,389	629
HSBC Holdings plc	92,056	1,423
Imperial Tobacco Group plc	15,139	564
Man Group plc	29,722	369
Prudential plc	87,285	927
Reckitt Benckiser Group plc	13,116	665
Reed Elsevier plc	66,976	768
Rolls-Royce Group plc, Class B (a)	3,679,692	7
Rolls-Royce Group plc (a)	42,018	286
Royal Dutch Shell plc, Class A	36,339	1,493
SABMiller plc	23,707	544
Smith & Nephew plc	61,459	678
Standard Chartered plc	19,848	565
Tesco plc	185,906	1,368
Vodafone Group plc	314,381	934
WM Morrison Supermarkets plc	63,264	336
		15,614
Total Common Stocks (Cost $78,348)		88,830
Preferred Stocks (0.4%)
Germany (0.4%)
Fresenius SE (Cost $305)	3,769	325
	No. of
	Rights
Rights (0.0%)
United Kingdom (0.0%)
Barclays plc, expires 7/17/08 (Cost $—) (a)	8,908	2

	Shares
Short-Term Investments (8.5%)
Securities held as Collateral on Loaned Securities (6.0%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	1,218,987	1,219
	Face Amount
	(000)
Short-Term Debt (4.7%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$157	157
Bancaja,
2.97%, 11/12/08 (h)	79	79
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	79	79
BASF AG,
2.73%, 8/19/08 (h)	78	78
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	314	314
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08 (h)	157	157
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	1,373	1,373
First Tennessee Bank,
2.50%, 8/15/08 (h)	393	393
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	79	79
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	78	78
IBM Corp.,
2.48%, 9/8/08 (h)	314	314
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	157	157
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	236	236
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08 (h)	314	314
Nationwide Building Society,
2.88%, 7/28/08 (h)	182	182
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	110	110
2.50%, 8/14/08 (h)	173	173
		4,273
		5,492

	Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	2,344,297	2,344
Total Short-Term Investments (Cost $7,836)		7,836
Total Investments (105.4%) (Cost $86,489) — including $5,217 of Securities Loaned		96,993
Liabilities in Excess of Other Assets (-5.4%)		(4,973)
Net Assets (100%)		$92,020

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at June 30, 2008.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.

(o)                                 See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

@                                    Value is less than $500.

The accompanying notes are an integral part of the financial statements.	43

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

REIT                     Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	962	$914	9/11/08	USD	900	$900	$(14)
AUD	1,562	1,483	9/11/08	USD	1,461	1,461	(22)
EUR	80	127	7/1/08	USD	127	127	—@
EUR	936	1,468	9/11/08	USD	1,443	1,443	(25)
EUR	200	313	9/11/08	USD	307	307	(6)
EUR	7	10	9/11/08	USD	10	10	—@
GBP	33	65	7/1/08	USD	65	65	—@
GBP	458	908	9/11/08	USD	890	890	(18)
GBP	278	551	9/11/08	USD	540	540	(11)
GBP	1,199	2,375	9/11/08	USD	2,326	2,326	(49)
GBP	478	947	9/11/08	USD	927	927	(20)
JPY	192,458	1,820	9/11/08	USD	1,810	1,810	(10)
NOK	102	20	7/1/08	USD	20	20	—@
SEK	82	13	7/1/08	USD	13	13	—@
USD	3,846	3,846	9/11/08	AUD	4,116	3,909	63
USD	199	199	9/11/08	AUD	213	202	3
USD	917	917	9/11/08	EUR	596	934	17
USD	5,732	5,732	9/11/08	EUR	3,721	5,838	106
USD	197	197	9/11/08	EUR	128	200	3
USD	5,184	5,184	9/11/08	GBP	2,670	5,289	105
USD	5,651	5,651	9/11/08	GBP	2,912	5,769	118
USD	2,931	2,931	9/11/08	JPY	312,657	2,956	25
USD	611	611	9/11/08	JPY	64,987	615	4
USD	537	537	9/11/08	JPY	57,323	542	5
USD	564	564	9/11/08	JPY	60,217	569	5
		$37,383				$37,662	$279

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.

**          Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

44	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (97.9%)
Australia (4.6%)
CFS Retail Property Trust REIT	935,804	$1,660
Dexus Property Group REIT	1,385,833	1,833
Goodman Group REIT	764,958	2,266
GPT Group REIT	1,027,213	2,186
Mirvac Group REIT	488,924	1,388
Stockland REIT	1,309,272	6,765
Westfield Group REIT	1,886,544	29,443
		45,541
Austria (2.8%)
CA Immobilien Anlagen AG (a)	104,118	2,182
Conwert Immobilien Invest SE (a)	579,703	9,967
IMMOFINANZ AG	1,498,740	15,456
		27,605
Finland (1.7%)
Citycon Oyj	525,897	2,658
Sponda Oyj	1,595,534	13,892
		16,550
France (17.3%)
Fonciere Des Regions REIT	75,839	9,290
Gecina S.A. REIT	84,750	10,274
ICADE REIT	42,946	5,012
Klepierre REIT	321,716	16,209
Silic REIT	116,873	14,684
Unibail-Rodamco REIT	501,988	116,119
		171,588
Germany (1.7%)
Alstria Office AG REIT	967,358	15,992
IVG Immobilien AG	48,665	959
		16,951
Hong Kong (10.7%)
China Overseas Land & Investment Ltd.	3,623,000	5,725
China Resources Land Ltd.	3,409,000	4,722
Guangzhou R&F Properties Co., Ltd., Class H	6,328,600	11,801
Hang Lung Properties Ltd.	1,728,000	5,540
Henderson Land Development Co., Ltd.	1,204,000	7,504
Hongkong Land Holdings Ltd.	3,574,000	15,154
Hysan Development Co., Ltd.	1,778,077	4,880
Kerry Properties Ltd.	2,183,271	11,466
KWG Property Holding Ltd.	3,154,500	2,266
Mandarin Oriental International Ltd.	148,000	258
New World Development Ltd.	1,402,515	2,856
Sun Hung Kai Properties Ltd.	2,252,000	30,557
Swire Pacific Ltd., Class A	286,500	2,930
		105,659
Italy (1.0%)
Beni Stabili S.p.A.	7,610,697	7,549
Risanamento S.p.A. (a)	2,131,871	2,851
		10,400
Japan (9.7%)
Goldcrest Co., Ltd.	87,890	1,652
Japan Prime Realty Investment Corp. REIT	420	1,242
Japan Real Estate Investment Corp. REIT	299	3,154
Mitsubishi Estate Co., Ltd.	1,344,000	30,757
Mitsui Fudosan Co., Ltd.	1,196,000	25,568
Nippon Building Fund, Inc. REIT	573	6,745
NTT Urban Development Corp.	6,073	7,950
Sumitomo Realty & Development Co., Ltd.	925,000	18,381
Tokyo Tatemono Co., Ltd.	82,000	530
		95,979
Netherlands (5.9%)
Corio N.V. REIT	261,776	20,455
Eurocommercial Properties N.V. CVA REIT	178,622	8,513
ProLogis European Properties	981,673	14,019
Vastned Retail N.V. REIT	21,470	1,724
Wereldhave N.V. REIT	126,321	13,315
		58,026
Singapore (2.5%)
CapitaLand Ltd.	997,000	4,177
CapitaMall Trust REIT	780,000	1,714
CapitaRetail China Trust REIT	888,500	810
Macquarie MEAG Prime REIT	4,568,000	3,458
United Industrial Corp., Ltd.	5,674,000	12,469
Wheelock Properties S Ltd.	1,463,000	1,925
		24,553
Sweden (2.6%)
Castellum AB	921,433	8,797
Hufvudstaden AB, Class A	1,738,068	16,739
		25,536
Switzerland (0.9%)
PSP Swiss Property AG (Registered) (a)	148,658	8,833
United Kingdom (36.5%)
Big Yellow Group plc REIT	2,471,632	14,129
British Land Co. plc REIT	4,448,742	62,782
Brixton plc REIT	3,803,663	18,221
Capital & Regional plc	2,046,007	7,743
Derwent London plc REIT	791,246	15,887
Grainger plc	2,087,506	8,940
Great Portland Estates plc REIT	2,190,998	14,762
Hammerson plc REIT	2,720,808	48,368
Invista Foundation Property Trust Ltd. REIT	778,960	566
Land Securities Group plc REIT	3,009,290	73,847
Liberty International plc REIT	1,539,484	26,433
Minerva plc (a)	3,795,400	6,634
Quintain Estates & Development plc	2,171,636	8,143
Safestore Holdings plc	2,549,145	7,527
Segro plc REIT	4,285,831	33,592
Shaftesbury plc REIT	628,097	4,876

The accompanying notes are an integral part of the financial statements.	45

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

		Value
	Shares	(000)
United Kingdom (36.5%) (cont’d)
Unite Group plc	1,829,559	$8,491
		360,941
Total Common Stocks (Cost $1,249,597)		968,162
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $15,285) (o)	15,284,568	15,285
Total Investments (99.4%) (Cost $1,264,882)		983,447
Other Assets in Excess of Liabilities (0.6%)		5,660
Net Assets (100%)		$989,107

(a)                                  Non-income producing security.

(o)                                 See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

@                                    Value is less than $500.

CVA                      Certificaten Van Aandelen

REIT                     Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	3,964	$508	7/2/08	USD	508	$508	$—@
USD	399	399	7/2/08	JPY	42,383	399	—@
		$907				$907	$—@

HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

46	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

		Value
	Shares	(000)
Common Stocks (96.6%)
Australia (4.9%)
Goodman Fielder Ltd.	5,421,686	$7,303
Infomedia Ltd.	9,162,508	3,250
MYOB Ltd.	6,362,984	7,320
Pacific Brands Ltd.	4,402,507	7,491
Ramsay Health Care Ltd.	331,388	2,767
		28,131
Austria (0.4%)
Zumtobel AG	103,827	2,370
Belgium (1.0%)
Omega Pharma S.A.	136,796	5,781
Denmark (2.8%)
Danisco A/S	86,180	5,540
Royal Unibrew A/S	35,399	3,737
Topdanmark A/S (a)	45,852	6,921
		16,198
Finland (3.3%)
Elisa Oyj	425,521	8,931
HKScan Oyj	420,116	5,960
YIT Oyi	162,700	4,093
		18,984
France (6.3%)
Bull S.A. (a)	1,024,815	3,711
GL Trade S.A.	126,132	7,209
ICADE REIT	42,334	4,941
Ipsen S.A.	118,487	6,063
Nexans S.A.	25,705	3,172
Saft Groupe S.A.	85,161	3,715
Teleperformance	197,112	7,274
		36,085
Germany (3.9%)
Alstria Office AG REIT	184,779	3,055
K&S AG	7,927	4,572
MTU Aero Engines Holding AG	250,694	8,178
Sartorius AG (Non-Voting Shares)	210,224	6,676
SCS Standard Computersysteme AG (a)(d)(i)(l)	21,289	—
		22,481
Hong Kong (0.7%)
Solomon Systech International Ltd.	46,549,900	2,239
Yip’s Chemical Holdings Ltd.	2,462,000	1,648
		3,887
Ireland (5.5%)
DCC plc	265,932	6,636
Glanbia plc	1,452,361	10,226
Kerry Group plc, Class A	450,717	13,341
Smurfit Kappa Group plc	131,954	1,076
		31,279
Italy (4.6%)
Davide Campari-Milano S.p.A.	1,486,216	12,425
Interpump S.p.A.	456,033	4,279
Prysmian S.p.A.	205,837	5,214
SAES Getters S.p.A.	110,012	2,590
Sogefi S.p.A.	374,873	1,734
		26,242
Japan (28.7%)
Aplus Co., Ltd. (a)	3,203,300	2,775
Ariake Japan Co., Ltd.	901,800	13,835
Atrium Co., Ltd.	428,300	4,292
Daibiru Corp.	74,700	829
Doutor Nichires Holdings Co., Ltd.	714,400	10,886
Fuyo General Lease Co., Ltd.	196,100	6,187
Hikari Tsushin, Inc.	395,700	13,043
Jaccs Co., Ltd. (a)	730,000	1,492
Japan Securities Finance Co., Ltd.	1,761,600	14,997
Mabuchi Motor Co., Ltd.	138,800	7,529
Milbon Co., Ltd.	265,200	5,257
Miraial Co., Ltd.	216,100	5,098
Nakanishi, Inc.	75,900	8,177
Nihon Micro Coating Co., Ltd.	401,900	840
Nihon Trim Co., Ltd.	123,100	2,782
Okinawa Cellular Telephone Co.	3,515	5,793
Okinawa Electric Power Co., Inc. (The)	175,500	8,677
Osaki Engineering Co., Ltd.	677	1,167
Sawada Holdings Co., Ltd. (a)	34,300	195
Shinkawa Ltd.	367,000	4,614
Snow Brand Milk Products Co., Ltd.	939,500	3,389
Sumitomo Osaka Cement Co., Ltd.	1,461,000	3,151
Sun Frontier Fudousan Co., Ltd.	6,632	4,310
Takuma Co., Ltd.	581,000	1,827
Toei Animation Co., Ltd.	358,700	6,925
Tokyo Tomin Bank Ltd. (The)	412,800	7,989
Wacom Co., Ltd.	1,907	4,544
Yachiyo Bank Ltd.	2,951	12,423
Yamaichi Electronics Co., Ltd.	222,400	683
		163,706
Netherlands (1.8%)
Advanced Metallurgical Group N.V. (a)	64,233	5,487
Smartrac N.V. (a)	42,344	1,420
Wavin N.V.	407,797	3,377
		10,284
New Zealand (0.8%)
Fisher & Paykel Healthcare Corp., Ltd.	1,060,950	1,900
Warehouse Group Ltd.	751,225	2,348
		4,248
Norway (7.1%)
Cermaq ASA	371,996	4,437
Fred Olsen Energy ASA	114,771	6,963
Pronova BioPharma AS (a)	1,802,784	6,159
Revus Energy ASA (a)	413,240	7,038
Schibsted ASA	268,392	7,615
TGS Nopec Geophysical Co. ASA (a)	583,736	8,114
		40,326
Spain (0.5%)
Miquel y Costas & Miquel S.A.	149,682	2,734
Sweden (4.7%)
Billerud AB	410,476	3,135
Elekta AB, B, Class B	464,218	8,942

The accompanying notes are an integral part of the financial statements.	47

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

		Value
	Shares	(000)
Sweden (4.7%) (cont’d)
Micronic Laser Systems AB (a)	891,949	$3,584
Saab AB, B, Class B	453,162	11,437
		27,098
Switzerland (5.8%)
Bucher Industries AG (Registered)	18,140	4,795
Galenica AG (Registered)	31,784	11,216
LEM Holding S.A. (Registered)	11,930	3,725
Medisize Holding AG	72,640	5,824
Schindler Holding AG	60,795	4,532
Sia Abrasives Holding AG (Registered)	8,099	3,171
		33,263
United Kingdom (13.8%)
Ark Therapeutics Group plc (a)	2,631,656	2,870
Britvic plc	2,094,096	12,075
Cattles plc	1,334,538	3,562
Charter plc	340,219	5,892
IMI plc	527,541	4,587
Luminar Group Holdings plc	1,573,149	8,398
Meggitt plc	1,578,225	6,680
Premier Foods plc	7,978,731	15,137
Spirax-Sarco Engineering plc	259,750	5,557
William Hill plc	795,858	5,077
Wincanton plc	1,556,681	8,922
		78,757
Total Common Stocks (Cost $592,915)		551,854

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $12,810) (o)	12,809,993	12,810
Total Investments (98.8%) (Cost $605,725)		564,664
Other Assets in Excess of Liabilities (1.2%)		6,789
Net Assets (100%)		$571,453

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At June 30, 2008, these securities had an aggregate market value of $0 representing 0.0% of net assets.

(l)	Security has been deemed illiquid at June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	561	$549	7/2/08	USD	550	$550	$1
DKK	832	176	7/2/08	USD	176	176	—@
EUR	260	410	7/1/08	USD	411	411	1
EUR	137	216	7/1/08	USD	216	216	—@
EUR	32	51	7/2/08	USD	51	51	—@
EUR	1,345	2,118	7/2/08	USD	2,121	2,121	3
GBP	638	1,271	7/2/08	USD	1,271	1,271	—@
JPY	4,871	46	7/1/08	USD	46	46	—@
JPY	2,906	27	7/2/08	USD	27	27	—@
NOK	2,261	444	7/2/08	USD	445	445	1
SEK	4,675	776	7/2/08	USD	779	779	3
USD	628	628	7/1/08	DKK	2,969	627	(1)
USD	117	117	7/1/08	GBP	59	117	—@
USD	8	8	7/2/08	HKD	63	8	—@
USD	932	932	7/1/08	NOK	4,720	927	(5)
		$7,769				$7,772	$3

CHF	—	Swiss Franc
DKK	—	Denmark krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*         Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

48	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

		Value
	Shares	(000)
Common Stocks (100.0%)
Advertising Agencies (0.6%)
Monster Worldwide, Inc. (a)	412,342	$8,498
Air Transport (1.4%)
Expeditors International Washington, Inc.	438,849	18,871
Biotechnology Research & Production (1.8%)
Illumina, Inc. (a)	277,771	24,197
Building: Cement (3.4%)
Cemex S.A.B. de C.V. ADR (a)	1,068,781	26,399
Martin Marietta Materials, Inc.	182,998	18,957
		45,356
Casinos & Gambling (3.3%)
Wynn Resorts Ltd.	552,470	44,943
Chemicals (8.8%)
Monsanto Co.	942,113	119,121
Communications Technology (7.8%)
America Movil S.A.B. de C.V., Class L ADR	544,489	28,722
China Mobile Ltd. ADR	272,729	18,259
Research In Motion Ltd. (a)	504,834	59,015
		105,996
Computer Services Software & Systems (11.1%)
Baidu.com ADR (a)	72,442	22,671
Google, Inc., Class A (a)	155,074	81,634
Tencent Holdings Ltd.	2,475,800	19,147
Visa, Inc., Class A (a)	171,318	13,930
VMware, Inc., Class A (a)	239,305	12,889
		150,271
Computer Technology (2.8%)
Apple, Inc. (a)	228,083	38,190
Seagate Technology, Inc. (a)(d)(l)	186,100	—
		38,190
Consumer Electronics (0.5%)
Yahoo!, Inc. (a)	333,506	6,890
Diversified Financial Services (1.6%)
CME Group, Inc.	56,741	21,743
Drugs & Pharmaceuticals (1.6%)
Allergan, Inc.	281,406	14,647
Gen-Probe, Inc. (a)	152,369	7,235
		21,882
Electronics: Medical Systems (1.1%)
Intuitive Surgical, Inc. (a)	52,446	14,129
Electronics: Semi-Conductors/Components (1.1%)
First Solar, Inc. (a)	53,001	14,460
Energy — Miscellaneous (10.1%)
Southwestern Energy Co. (a)	807,237	38,432
Ultra Petroleum Corp. (a)	1,003,399	98,534
		136,966
Financial — Miscellaneous (11.9%)
American Express Co.	733,940	27,647
Berkshire Hathaway, Inc., Class B (a)	7,065	28,345
Bovespa Holding S.A.	2,746,703	33,925
Mastercard, Inc., Class A	158,733	42,147
Redecard S.A.	1,515,638	28,004
		160,068
Hotel/Motel (1.1%)
Starwood Hotels & Resorts Worldwide, Inc.	377,901	15,143
Insurance: Multi-Line (2.1%)
Loews Corp.	597,464	28,021
Real Estate Investment Trusts (REIT) (4.9%)
Brookfield Asset Management, Inc., Class A	2,016,732	65,624
Restaurants (1.9%)
Starbucks Corp. (a)	1,633,514	25,712
Retail (7.7%)
Abercrombie & Fitch Co.	341,663	21,415
Amazon.com, Inc. (a)	960,445	70,429
China Merchants Holdings International Co., Ltd.	3,238,000	12,521
		104,365
Services: Commercial (7.6%)
Corporate Executive Board Co.	331,692	13,948
eBay, Inc. (a)	1,810,024	49,468
Leucadia National Corp.	840,615	39,458
		102,874
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.	496,723	27,240
Steel (1.0%)
Nucor Corp.	180,032	13,443
Textile Apparel Manufacturers (1.3%)
Coach, Inc. (a)	594,370	17,165
Wholesalers (1.5%)
Li & Fung Ltd.	6,634,000	19,994
Total Common Stocks (Cost $1,204,278)		1,351,162
Total Investments (100.0%) (Cost $1,204,278)		1,351,162
Other Assets in Excess of Liabilities (0.0%)		351
Net Assets (100%)		$1,351,513

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(l)	Security has been deemed illiquid at June 30, 2008.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	49

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Capital Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*         Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

50	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Focus Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.6%)
Air Transport (2.0%)
Expeditors International Washington, Inc.	7,202	$310
Building: Cement (3.1%)
Cemex S.A.B. de C.V. ADR (a)	19,211	474
Casinos & Gambling (3.7%)
Wynn Resorts Ltd.	6,891	561
Chemicals (10.0%)
Monsanto Co.	12,116	1,532
Communications Technology (8.4%)
America Movil S.A.B. de C.V., Class L ADR	8,717	460
Research In Motion Ltd. (a)	7,098	830
		1,290
Computer Services Software & Systems (11.1%)
Baidu.com ADR (a)	1,217	381
Google, Inc., Class A (a)	1,942	1,022
Tencent Holdings Ltd.	39,600	306
		1,709
Computer Technology (3.5%)
Apple, Inc. (a)	3,208	537
Energy — Miscellaneous (11.5%)
Ultra Petroleum Corp. (a)	18,041	1,772
Financial — Miscellaneous (11.3%)
American Express Co.	10,351	390
Bovespa Holding S.A.	54,046	668
Mastercard, Inc., Class A	2,559	679
		1,737
Insurance: Multi-Line (2.5%)
Loews Corp.	8,308	390
Real Estate (5.3%)
Brookfield Asset Management, Inc., Class A	24,919	811
Restaurants (2.4%)
Starbucks Corp. (a)	23,276	366
Retail (9.2%)
Abercrombie & Fitch Co.	5,072	318
Amazon.com, Inc. (a)	14,855	1,089
		1,407
Services: Commercial (9.0%)
Corporate Executive Board Co.	4,191	176
eBay, Inc. (a)	23,046	630
Leucadia National Corp.	12,266	576
		1,382
Shipping (2.8%)
C.H. Robinson Worldwide, Inc.	7,845	430
Wholesalers (1.8%)
Li & Fung Ltd.	92,000	277
Total Common Stocks (Cost $13,343)		14,985

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $403)(o)	402,927	403
Total Investments (100.2%) (Cost $13,746)		15,388
Liabilities in Excess of Other Assets (-0.2%)		(36)
Net Assets (100%)		$15,352

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*         Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	51

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Common Stocks (91.3%)
Aerospace (1.6%)
Raytheon Co.	72,710	$4,092
Air Transport (0.3%)
Continental Airlines, Inc., Class B (a)	54,110	547
UAL Corp.	27,900	146
		693
Automobiles (0.5%)
Honda Motor Co., Ltd. ADR	37,890	1,289
Banks: Outside New York City (2.0%)
PNC Financial Services Group, Inc.	61,795	3,528
SunTrust Banks, Inc.	40,280	1,459
		4,987
Beverages: Soft Drinks (1.2%)
Coca-Cola Co. (The)	46,240	2,404
Dr. Pepper Snapple Group, Inc. (a)	32,954	691
		3,095
Chemicals (4.0%)
Bayer AG ADR	103,310	8,682
E.I. Du Pont de Nemours & Co.	29,120	1,249
		9,931
Commercial Banks (0.9%)
Mitsubishi UFJ Financial Group, Inc. ADR	56,412	496
Mizuho Financial Group, Inc. ADR	94,239	874
Sumitomo Mitsui Financial Group, Inc.	133	1,001
		2,371
Communications & Media (5.9%)
Comcast Corp., Class A	175,715	3,333
Time Warner, Inc.	438,109	6,484
Viacom, Inc., Class B (a)	161,149	4,922
		14,739
Communications Technology (2.0%)
Alcatel-Lucent ADR (a)	429,400	2,594
Cisco Systems, Inc. (a)	102,130	2,375
		4,969
Computer Services Software & Systems (0.8%)
Oracle Corp. (a)	36,100	758
Symantec Corp. (a)	62,980	1,219
		1,977
Computer Technology (1.5%)
EMC Corp. (a)	35,640	523
Hewlett-Packard Co.	74,049	3,274
		3,797
Consumer Electronics (0.8%)
Sony Corp. ADR	43,600	1,907
Consumer Staples — Miscellaneous (0.9%)
Kimberly-Clark Corp.	36,890	2,205
Cosmetics (0.7%)
Estee Lauder Cos., Inc. (The)	39,300	1,826
Diversified Financial Services (6.3%)
Bank of America Corp.	97,397	2,325
Citigroup, Inc.	172,978	2,899
JPMorgan Chase & Co.	262,532	9,007
Merrill Lynch & Co., Inc.	52,785	1,674
		15,905
Drugs & Pharmaceuticals (10.2%)
Abbott Laboratories	95,900	5,080
Bristol-Myers Squibb Co.	182,080	3,738
Novartis AG ADR	69,320	3,815
Roche Holding AG ADR	42,300	3,821
Schering-Plough Corp.	316,960	6,241
Wyeth	60,050	2,880
		25,575
Electrical Equipment & Components (0.6%)
Capital One Financial Corp.	39,391	1,497
Electronics: Semi-Conductors/Components (0.9%)
Intel Corp.	101,931	2,189
Energy — Miscellaneous (2.9%)
Devon Energy Corp.	17,210	2,068
Occidental Petroleum Corp.	56,960	5,118
		7,186
Energy Equipment (0.7%)
Schlumberger Ltd.	15,940	1,712
Financial — Miscellaneous (3.4%)
Freddie Mac	99,746	1,636
Marsh & McLennan Cos., Inc.	258,149	6,854
		8,490
Foods (5.9%)
Cadbury plc ADR	77,619	3,906
ConAgra Foods, Inc.	19,840	383
Kraft Foods, Inc., Class A	99,678	2,836
Philip Morris International, Inc.	54,530	2,693
Unilever N.V.	178,640	5,073
		14,891
Insurance: Multi-Line (1.3%)
Aegon N.V. (Registered)	116,874	1,532
Hartford Financial Services Group, Inc.	27,075	1,748
		3,280
Insurance: Property & Casualty (3.1%)
Chubb Corp.	72,980	3,577
Travelers Cos., Inc. (The)	95,759	4,156
		7,733
Manufacturing (2.6%)
Siemens AG ADR	38,310	4,219
Tyco International Ltd.	54,645	2,188
		6,407
Materials & Processing — Miscellaneous (1.3%)
Newmont Mining Corp.	62,250	3,247
Medical & Dental Instruments & Supplies (1.8%)
Boston Scientific Corp. (a)	161,210	1,981
Covidien Ltd.	52,055	2,493
		4,474
Multi-Sector Companies (1.5%)
General Electric Co.	140,020	3,737
Oil: Integrated (5.8%)
BP plc ADR	29,930	2,082
ConocoPhillips	19,510	1,842

52	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Oil: Integrated (5.8%) (cont’d)
ExxonMobil Corp.	38,500	$3,393
Royal Dutch Shell plc ADR	88,750	7,252
		14,569
Recreational Vehicles & Boats (0.3%)
Harley-Davidson, Inc.	24,277	880
Restaurants (0.7%)
Starbucks Corp. (a)	114,230	1,798
Retail (6.2%)
Home Depot, Inc. (The)	58,770	1,377
Macy’s, Inc.	86,820	1,686
Office Depot, Inc. (a)	119,588	1,308
Rite Aid Corp. (a)	216,550	344
Wal-Mart Stores, Inc.	194,640	10,939
		15,654
Securities Brokerage & Services (1.0%)
Charles Schwab Corp. (The)	126,772	2,604
Services: Commercial (1.4%)
eBay, Inc. (a)	132,990	3,635
Soaps & Household Chemicals (0.6%)
Procter & Gamble Co.	24,950	1,517
Tobacco (0.5%)
Altria Group, Inc.	63,290	1,301
Transportation — Miscellaneous (0.5%)
FedEx Corp.	15,630	1,232
Utilities — Miscellaneous (0.5%)
NRG Energy, Inc. (a)	32,140	1,379
Utilities: Electrical (4.9%)
American Electric Power Co., Inc.	129,980	5,229
Entergy Corp.	22,473	2,708
FirstEnergy Corp.	53,250	4,384
		12,321
Utilities: Gas Pipelines (0.9%)
Williams Cos., Inc.	56,040	2,259
Utilities: Telecommunications (2.4%)
Verizon Communications, Inc.	168,191	5,954
Total Common Stocks (Cost $240,173)		229,304
Preferred Stocks (1.0%)
Diversified Financial Services (1.0%)
Bank of America Corp.
(Convertible)	1,200	1,062
Citigroup, Inc. (Convertible)	26,600	1,164
Wachovia Corp. (Convertible)	300	264
Total Preferred Stocks (Cost $2,965)		2,490
Investment Companies (2.5%)
Financial Select Sector SPDR Fund	186,240	3,773
iShares MSCI Japan Index Fund	203,130	2,535
Total Investment Companies (Cost $7,919)		6,308
Short-Term Investment (5.6%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $13,952)(o)	13,951,503	13,952
Total Investments (100.4%) (Cost $265,009)		252,054
Liabilities in Excess of Other Assets (-0.4%)		(979)
Net Assets (100%)		$251,075

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	53

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.6%)
Biotechnology Research & Production (4.5%)
Alnylam Pharmaceuticals, Inc. (a)	918,981	$24,564
Illumina, Inc. (a)	515,575	44,912
		69,476
Building: Cement (5.0%)
Eagle Materials, Inc.	1,389,426	35,194
Texas Industries, Inc.	753,620	42,301
		77,495
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc. (a)	613,119	4,034
Commercial Information Services (0.2%)
Viad Corp.	93,972	2,423
Communications & Media (0.6%)
CKX, Inc. (a)	1,117,557	9,779
Communications Technology (2.0%)
Gmarket, Inc. ADR (a)	709,520	14,545
GSI Commerce, Inc. (a)	1,251,916	17,064
		31,609
Computer Services Software & Systems (8.4%)
Bankrate, Inc. (a)	335,662	13,114
Blackboard, Inc. (a)	663,889	25,381
comScore, Inc. (a)	546,213	11,918
Forrester Research, Inc. (a)	1,168,825	36,093
Longtop Financial Technologies Ltd. ADR (a)	1,110,215	18,385
NetSuite, Inc. (a)	454,751	9,309
Sina Corp./China (a)	360,082	15,322
		129,522
Education Services (6.9%)
Ambassadors Group, Inc.	1,041,904	15,545
American Public Education, Inc. (a)	511,444	19,967
Strayer Education, Inc.	337,099	70,477
		105,989
Electronics: Semi-Conductors/Components (0.6%)
Tessera Technologies, Inc. (a)	540,494	8,848
Electronics: Technology (1.8%)
Cogent Communications Group, Inc. (a)	2,016,243	27,018
Energy — Miscellaneous (4.5%)
Contango Oil & Gas Co. (a)	747,306	69,440
Engineering & Contracting Services (1.8%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	936,942	27,518
Entertainment (1.8%)
Vail Resorts, Inc. (a)	658,036	28,184
Financial — Miscellaneous (4.1%)
Interactive Data Corp.	837,685	21,051
Riskmetrics Group, Inc. (a)	2,131,860	41,870
		62,921
Homebuilding (2.2%)
Gafisa S.A. ADR	1,003,443	34,488
Hotel/Motel (0.7%)
Mandarin Oriental International Ltd.	6,367,693	11,080
Insurance: Multi-Line (1.6%)
Greenlight Capital Re Ltd., Class A (a)	1,059,904	24,229
Investment Management Companies (3.2%)
Climate Exchange plc (a)	99,953	3,801
Greenhill & Co., Inc.	789,537	42,524
Pzena Investment Management, Inc., Class A	290,916	3,712
		50,037
Leisure Time (2.0%)
Aruze Corp.	897,400	26,622
Premier Exhibitions, Inc. (a)	935,777	4,248
		30,870
Machinery: Industrial/Specialty (1.0%)
Middleby Corp. (a)	351,087	15,416
Medical & Dental Instruments & Supplies (6.0%)
Cepheid, Inc. (a)	642,554	18,069
Techne Corp. (a)	957,478	74,099
		92,168
Oil: Crude Producers (5.5%)
Carrizo Oil & Gas, Inc. (a)	453,447	30,875
GMX Resources, Inc. (a)	737,387	54,641
		85,516
Printing & Copying Services (0.9%)
VistaPrint Ltd. (a)	545,201	14,589
Publishing — Miscellaneous (1.6%)
Morningstar, Inc. (a)	336,127	24,211
Real Estate Investment Trusts (REIT) (1.6%)
Brascan Residential Properties SA	3,289,333	17,851
Consolidated-Tomoka Land Co.	134,608	5,662
FX Real Estate and Entertainment, Inc. (a)	213,190	405
		23,918
Restaurants (2.4%)
BJ’s Restaurants, Inc. (a)	1,063,322	10,346
P.F. Chang’s China Bistro, Inc. (a)	1,167,437	26,081
		36,427
Retail (7.3%)
AFC Enterprises, Inc. (a)	1,481,095	11,834
Blue Nile, Inc. (a)	1,096,134	46,607
Citi Trends, Inc. (a)	877,610	19,887
Ctrip.com International Ltd. ADR	382,622	17,516
Dena Co., Ltd.	2,850	16,802
		112,646
Services: Commercial (9.1%)
Advisory Board Co. (The) (a)	1,139,491	44,816
Corporate Executive Board Co.	428,155	18,004
CoStar Group, Inc. (a)	978,672	43,502
Information Services Group, Inc. (a)	2,421,820	11,625
Mercadolibre, Inc. (a)	643,062	22,179
		140,126
Shoes (3.1%)
Iconix Brand Group, Inc. (a)	851,469	10,286
Lululemon Athletica, Inc. (a)	1,271,923	36,962
		47,248

54	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Technology — Miscellaneous (2.0%)
athenahealth, Inc. (a)	386,246	$11,881
Housevalues, Inc. (a)	1,024,170	2,817
iRobot Corp. (a)	717,344	9,856
Rediff.com India Ltd. ADR (a)	820,734	6,377
		30,931
Toys (2.1%)
Marvel Entertainment, Inc. (a)	983,949	31,624
Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	4,789,400	9,422
Utilities: Electrical (3.2%)
Brookfield Infrastructure Partners, LP	2,497,192	48,945
Total Common Stocks (Cost $1,507,161)		1,518,147
Preferred Stocks (1.4%)
Biotechnology Research & Production (0.9%)
Ironwood Pharmaceuticals (Convertible) (a)(d)	1,212,976	13,913
Diversified Financial Services (0.5%)
Ning, Inc. (a)(d)	1,132,800	8,100
Total Preferred Stocks (Cost $15,681)		22,013
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $14,086)(o)	14,086,377	14,086
Total Investments (100.9%) (Cost $1,536,928)		1,554,246
Liabilities in Excess of Other Assets (-0.9%)		(13,987)
Net Assets (100%)		$1,540,259

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held approximately $22,013,000 of fair valued securities, representing 1.4% of net assets.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	55

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (95.3%)
Diversified (5.7%)
Forest City Enterprises, Inc., Class A (c)	584,841	$18,844
Vornado Realty Trust REIT (c)	437,330	38,485
		57,329
Health Care (6.5%)
Assisted Living Concepts, Inc., Class A (a)(c)	1,134,750	6,241
Brookdale Senior Living, Inc. (c)	600,670	12,230
Care Investment Trust, Inc. REIT	125,920	1,187
Extendicare REIT	44,580	393
Healthcare Realty Trust, Inc. REIT (c)	1,049,860	24,955
National Health Investors, Inc. REIT (c)	15,120	431
Senior Housing Properties Trust REIT (c)	1,029,689	20,110
		65,547
Industrial (5.4%)
AMB Property Corp. REIT (c)	321,832	16,214
Cabot Industrial Value Fund LP (a)(d)(i)(l)	9,000	4,500
Exeter Industrial Value Fund LP (d)	3,645,893	3,400
Keystone Industrial Fund LP (d)(i)(l)	6,000,000	5,703
Prologis REIT (c)	458,938	24,943
		54,760
Land (2.4%)
Plum Creek Timber Co., Inc. REIT (c)	567,945	24,257
Lodging/Resorts (13.1%)
DiamondRock Hospitality Co. REIT (c)	254,690	2,774
Gaylord Entertainment Co. (a)(c)	54,650	1,309
Hersha Hospitality Trust REIT (c)	791,265	5,974
Host Hotels & Resorts, Inc. REIT	3,148,252	42,974
Millennium & Copthorne Hotels plc	360,480	2,334
Morgans Hotel Group Co. (a)	646,345	6,657
Starwood Hotels & Resorts Worldwide, Inc. (c)	1,295,767	51,921
Strategic Hotels & Resorts, Inc. REIT	1,668,364	15,632
Sunstone Hotel Investors, Inc. REIT (c)	167,050	2,773
		132,348
Office (14.5%)
Boston Properties, Inc. REIT (c)	569,881	51,415
Brandywine Realty Trust REIT	66,779	1,052
BRCP REIT I, LLC (a)(d)(i)(l)	5,934,197	3,055
BRCP REIT II, LLC (a)(d)(i)(l)	5,753,629	5,754
Brookfield Properties Corp.	2,363,092	42,039
Douglas Emmett, Inc. REIT (c)	297,973	6,547
Kilroy Realty Corp. REIT (c)	169,810	7,986
Mack-Cali Realty Corp. REIT (c)	807,758	27,601
Parkway Properties, Inc. REIT (c)	23,024	777
SL Green Realty Corp. REIT (c)	1,443	119
		146,345
Office/Industrial (4.5%)
Duke Realty Corp. REIT (c)	776,386	17,430
Liberty Property Trust REIT (c)	648,050	21,483
PS Business Parks, Inc. REIT (c)	121,802	6,285
		45,198
Residential Apartments (17.5%)
American Campus Communities, Inc. REIT (c)	30,510	849
Atlantic Gulf Communities Corp. (a)(d)(i)	140,284	—
AvalonBay Communities, Inc. REIT (c)	681,706	60,781
Camden Property Trust REIT (c)	568,991	25,183
Equity Residential REIT	1,803,961	69,038
Post Properties, Inc. REIT (c)	720,602	21,438
		177,289
Residential Manufactured Homes (1.7%)
Equity Lifestyle Properties, Inc. REIT (c)	400,549	17,624
Retail Regional Malls (13.8%)
General Growth Properties, Inc. REIT (c)	460,685	16,138
Macerich Co. (The) REIT (c)	473,582	29,424
Simon Property Group, Inc. REIT	950,239	85,417
Taubman Centers, Inc. REIT (c)	173,388	8,435
		139,414
Retail Strip Centers (7.4%)
Acadia Realty Trust REIT (c)	406,813	9,418
BPP Liquidating Trust REIT (a)(d)(l)	113,290	—
Developers Diversified Realty Corp. REIT	9,070	315
Equity One, Inc. REIT (c)	22,217	456
Federal Realty Investment Trust REIT (c)	306,504	21,149
Ramco-Gershenson Properties Trust REIT (c)	134,955	2,772
Regency Centers Corp. REIT (c)	683,367	40,400
Weingarten Realty Investors REIT (c)	13,050	396
		74,906
Self Storage (2.8%)
Public Storage REIT (c)	213,533	17,252
Sovran Self Storage, Inc. REIT (c)	268,222	11,147
		28,399
Total Common Stocks (Cost $1,011,518)		963,416
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (a)(d)(i)(l)	107,021	—
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(d)(i)(l)	75,765	—
Total Preferred Stocks (Cost $1,828)		—

56	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Short-Term Investments (33.5%)
Securities held as Collateral on Loaned Securities (28.5%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	64,031,706	$64,032
	Face Amount
	(000)
Short-Term Debt (22.2%)
Alliance & Leicester plc,
2.47%, 9/5/08 (h)	$8,251	8,251
Bancaja,
2.97%, 11/12/08 (h)	4,126	4,126
Bank of New York Co., Inc.,
2.46%, 8/8/08 (h)	4,126	4,126
BASF AG,
2.73%, 8/19/08 (h)	4,125	4,125
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08 (h)	16,503	16,503
Canadian Imperial Bank of
Commerce, New York,
2.17%, 7/28/08 (h)	8,251	8,251
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	72,128	72,128
First Tennessee Bank,
2.50%, 8/15/08 (h)	20,629	20,629
Goldman Sachs Group, Inc.,
2.54%, 9/12/08 (h)	4,126	4,126
HSBC Finance Corp.,
2.47%, 8/6/08 (h)	4,126	4,126
IBM Corp.,
2.48%, 9/8/08 (h)	16,503	16,503
Macquarie Bank Ltd.,
2.51%, 8/20/08 (h)	8,251	8,251
Metropolitan Life Global Funding,
2.48%, 8/21/08 (h)	12,377	12,377
National Rural Utilities Cooperative
Finance Corp.,
2.48%, 9/2/08 (h)	16,503	16,503
Nationwide Building Society,
2.88%, 7/28/08 (h)	9,572	9,572
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08 (h)	5,776	5,776
2.50%, 8/14/08 (h)	9,077	9,077
		224,450
		288,482
	Shares
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	50,421,457	50,422
Total Short-Term Investments (Cost $338,904)		338,904
Total Investments (128.8%) (Cost $1,352,250) — including $285,620 of Securities Loaned		1,302,320
Liabilities in Excess of Other Assets (-28.8%)		(290,931)
Net Assets (100%)		$1,011,389

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2008.
(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held approximately $22,412,000 of fair valued securities, representing 2.2% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired on 11/97 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired on 6/97 and has a current cost basis of $1,070,000. BRCP REIT I, LLC was acquired on 5/03 - 11/06 and has a current cost basis of $3,055,000. BRCP REIT II, LLC was acquired on 10/06 - 5/08 and has a current cost basis of $5,754,000. Cabot Industrial Value Fund LP was acquired on 11/05 - 6/08 and has a current cost basis of $4,500,000, Keystone Industrial Fund LP was acquired on 3/06 - 9/07 and has a current cost basis of $5,406,000. At June 30, 2008, these securities had an aggregate market value of $19,012,000 representing 1.9% of net assets.

(l)	Security has been deemed illiquid at June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.	57

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

Graphic Presentation of Portfolio Holdings *

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2008.
**	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

58	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

U.S. Small/Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (92.5%)
Aerospace & Defense (7.6%)
AAR Corp. (a)	23,400	$316
Alliant Techsystems, Inc. (a)	6,000	610
Goodrich Corp.	9,500	451
Spirit Aerosystems Holdings, Inc., Class A (a)	22,200	426
		1,803
Auto Components (1.9%)
WABCO Holdings, Inc.	9,800	455
Beverages (2.4%)
Molson Coors Brewing Co., Class B	10,600	576
Chemicals (1.7%)
Cytec Industries, Inc.	7,500	409
Commercial Services & Supplies (7.1%)
ACCO Brands Corp. (a)	30,400	341
Brink’s Co. (The)	9,200	602
Cenveo, Inc. (a)	31,900	312
RR Donnelley & Sons Co.	14,600	433
		1,688
Communications & Media (1.5%)
E.W. Scripps Co., Class A	8,500	353
Computers & Peripherals (5.2%)
Electronics for Imaging, Inc. (a)	21,800	318
MSC.Software Corp. (a)	38,000	417
Teradata Corp. (a)	21,200	491
		1,226
Containers & Packaging (4.8%)
Owens-Illinois, Inc. (a)	8,500	355
Pactiv Corp. (a)	23,800	505
Smurfit-Stone Container Corp. (a)	66,600	271
		1,131
Diversified Telecommunication Services (1.8%)
CenturyTel, Inc.	11,900	424
Electrical Equipment (4.3%)
Belden, Inc.	21,000	712
General Cable Corp. (a)	5,000	304
		1,016
Energy Equipment & Services (2.5%)
Exterran Holdings, Inc. (a)	3,500	250
Superior Energy Services, Inc. (a)	6,200	342
		592
Food Products (2.9%)
Corn Products International, Inc.	14,000	688
Gas Utilities (2.0%)
UGI Corp.	16,400	471
Health Care Providers & Services (5.6%)
Apria Healthcare Group, Inc. (a)	13,200	256
IMS Health, Inc.	19,900	464
PerkinElmer, Inc.	22,200	618
		1,338
Hotels Restaurants & Leisure (0.8%)
AFC Enterprises, Inc. (a)	22,300	178
Household Durables (3.4%)
Snap-On, Inc.	10,800	562
Stanley Works (The)	5,300	237
		799
Information Technology Services (9.8%)
Broadridge Financial Solutions, Inc.	39,600	833
Computer Sciences Corp. (a)	10,100	473
MAXIMUS, Inc.	29,400	1,024
		2,330
Insurance (10.1%)
Assurant, Inc.	9,500	627
Conseco, Inc. (a)	64,700	642
Hanover Insurance Group, Inc. (The)	15,159	644
Markel Corp. (a)	1,300	477
		2,390
Machinery (1.3%)
Kennametal, Inc.	9,500	309
Media (0.9%)
Sinclair Broadcast Group, Inc., Class A	27,300	207
Office Electronics (2.2%)
Zebra Technologies Corp., Class A (a)	16,300	532
Oil, Gas & Consumable Fuels (2.2%)
Pioneer Natural Resources Co.	6,600	517
Paper & Forest Products (1.3%)
MeadWestvaco Corp.	13,000	310
Pharmaceuticals (1.5%)
Perrigo Co.	10,900	346
Real Estate (1.2%)
Host Hotels & Resorts, Inc. REIT	20,300	277
Software (3.5%)
Amdocs Ltd. (a)	14,900	439
Check Point Software Technologies (a)	16,400	388
		827
Specialty Retail (1.4%)
PetSmart, Inc.	16,700	333

The accompanying notes are an integral part of the financial statements.	59

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

U.S. Small/Mid Cap Value Portfolio

		Value
	Shares	(000)
Thrifts & Mortgage Finance (1.6%)
TFS Financial Corp.	31,800	$369
Total Common Stocks (Cost $24,415)		21,894
	Face Amount
	(000)
Fixed Income Securities (2.0%)
Life Science Tools & Services (2.0%)
Invitrogen Corp. (Convertible), 1.50%, 2/15/24 (Cost $483)	$487	469
	Shares
Short-Term Investment (6.0%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,429)(o)	1,428,699	1,429
Total Investments (100.5%) (Cost $26,327)		23,792
Liabilities in Excess of Other Assets (-0.5%)		(118)
Net Assets (100%)		$23,674

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

60	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Debt Instruments (90.1%)
Argentina (0.0%)
Sovereign (0.0%)
Republic of Argentina, 8.28%, 12/31/33 (d)		$22	$14
Brazil (11.6%)
Corporate (0.4%)
Banco ABN Amro Real S.A., 16.20%, 2/22/10	BRL	170	109
Sovereign (11.2%)
Federative Republic of Brazil, 10.00%, 1/1/10	5,158		3,021
			3,130
Egypt (3.1%)
Sovereign (3.1%)
Arab Republic of Egypt, 8.75%, 7/18/12 (e)	EGP	4,545	826
Hungary (15.7%)
Sovereign (15.7%)
Republic of Hungary,
6.25%, 8/24/10	HUF	77,850	487
6.75%, 4/12/10	81,330		519
Republic of Hungary, 12/B, 7.25%, 6/12/12	500,340		3,112
Republic of Hungary, 17/B, 6.75%, 2/24/17	20,280		119
			4,237
Indonesia (1.9%)
Sovereign (1.9%)
Barclays Bank plc, Republic of Indonesia Government Bonds Credit Linked Notes, Zero Coupon, 9/20/09	IDR	900,000	85
UBS AG, Republic of Indonesia Government Credit Linked Notes, Zero Coupon, 9/20/09	4,450,000		419
			504
Malaysia (6.0%)
Sovereign (6.0%)
Government of Malaysia,
3.76%, 4/28/11	MYR	2,097	635
3.83%, 9/28/11	3,200		969
			1,604
Mexico (9.9%)
Sovereign (9.9%)
Mexican Bonos, M 20, 10.00%, 12/5/24	MXN	1,290	132
Mexican Bonos, M 10, 8.00%, 12/17/15	23,694		2,162
Mexican Bonos, MI10, 9.50%, 12/18/14	2,555		254
United Mexican States, 8.38%, 1/14/11		$96	105
			2,653
Nigeria (4.1%)
Corporate (3.7%)
Shell Petroleum Development Co., Credit Linked Notes, Zero Coupon, 8/22/08 -5/15/09	994		998
Sovereign (0.4%)
UBS AG, Federal Republic of Nigeria, Credit Linked Notes, Zero Coupon, 3/5/09	NGN	14,400	114
			1,112
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru, 12.25%, 8/10/11	PEN	1,954	786
Poland (3.8%)
Sovereign (3.8%)
Republic of Poland, 4.25%, 5/24/11	PLN	2,325	1,017
Russia (5.1%)
Corporate (0.2%)
JPMorgan Chase & Co., 7.00%, 6/28/17	RUB	2,000	66
Sovereign (4.9%)
Citigroup, Inc., OJSC Russian Agricultural Bank, Credit Linked Notes, Zero Coupon, 2/24/10		$950	956
ING Bank N.V., Russian Agricultural Bank Series 3 Credit Linked Note, 7.34%, 2/18/10	RUB	8,510	357
			1,313
			1,379
South Africa (9.9%)
Corporate (1.7%)
International Finance Corp., 11.00%, 7/1/09	ZAR	3,660	460
Sovereign (8.2%)
Republic of South Africa, 13.00%, 8/31/10	16,869		2,202
			2,662
Thailand (9.1%)
Sovereign (9.1%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	65,230	1,849
5.25%, 7/13/13	20,240		596
			2,445

The accompanying notes are an integral part of the financial statements.	61

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Turkey (7.0%)
Sovereign (7.0%)
Republic of Turkey, Zero Coupon, 8/5/09 -1/13/10	TRY	3,102	$1,881
Total Debt Instruments (Cost $24,588)			24,250
	No. of
	Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (Cost $—)(h)	495		17
	Shares
Short-Term Investment (9.3%)
Investment Company (9.3%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio
— Institutional Class
(Cost $2,507)(o)	2,506,601		2,507
Total Investments (99.4%) (Cost $27,095)			26,774
Other Assets in Excess of Liabilities (0.6%)			150
Net Assets (100%)			$26,924

(d)	Securities were valued at fair value — At June 30, 2008, the Portfolio held approximately $14,000 of fair valued securities, representing 0.1% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(o)	See Note F to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AED	2,871	$785	12/1/08	USD	789	$789	$4
BRL	1,750	1,091	7/2/08	USD	1,053	1,053	(38)
BRL	1,750	1,083	8/4/08	USD	1,077	1,077	(6)
USD	1,005	1,005	12/1/08	AED	3,589	981	(24)
USD	1,085	1,085	7/2/08	BRL	1,750	1,091	6
USD	2,671	2,671	7/10/08	EUR	1,699	2,675	4
USD	99	99	7/2/08	MXN	1,022	99	—@
USD	1	1	7/2/08	TRY	1	1	—@
USD	201	$201	7/2/08	ZAR	1,590	$203	$2
		$8,021				$7,969	$(52)

AED	—	United Arab Emirates Dirham
BRL	—	Brazilian Real
EGP	—	Egypt Pound
EUR	—	Euro
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

62	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

	Active
	International	Emerging	Global	Global Real
	Allocation	Markets	Franchise	Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$713,929	$2,673,424	$98,283	$979,612
Investment in Securities of Affiliated Issuers, at Cost:	115,692	105,676	2,131	33,390
Total Investments in Securities, at Cost:	829,621	2,779,100	100,414	1,013,002
Foreign Currency, at Cost:	60,791	12,026	125	2,025
Investments in Securities of Unaffiliated Issuers, at Value:(1)	833,412	2,987,447	105,250	809,573
Investment in Securities of Affiliated Issuers, at Value:	115,692	105,675	2,131	33,390
Total Investments in Securities, at Value:	949,104	3,093,122	107,381	842,963
Foreign Currency, at Value:	61,119	12,064	126	2,036
Cash	37	152	—	290
Due from Broker	7,835	—	—	—
Receivable for Portfolio Shares Sold	61	13,137	—	20,391
Receivable for Investments Sold	459	23,943	532	441
Unrealized Appreciation on Foreign Currency Exchange Contracts	3,401	35	—	1
Foreign Withholding Tax Reclaim Receivable	149	1,098	132	171
Receivable from Affiliates	25	15	1	10
Capital Gain Country Tax Receivable	46	112	—	—
Dividends Receivable	1,700	6,907	372	2,910
Other Assets	12	36	1	10
Total Assets	1,023,948	3,150,621	108,545	869,223
Liabilities:
Collateral on Securities Loaned, at Value:	66,927	301,682	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,549	77	156	—
Payable for Investments Purchased	—	18,396	616	11,708
Payable for Portfolio Shares Redeemed	788	4,434	250	490
Payable for Investment Advisory Fees	1,621	8,755	234	1,781
Payable for Administration Fees	65	197	8	57
Payable for Custodian Fees	89	741	9	56
Payable for Directors’ Fees and Expenses	11	45	— @	—
Payable for Shareholder Servicing Fees – Class P	1	32	1	3
Payable for Shareholder Servicing Fees – Class H	—	—	—	— @
Payable for Distribution and Shareholder Servicing Fees – Class L	—	—	—	— @
Other Liabilities	140	273	39	78
Total Liabilities	71,191	334,632	1,313	14,173
Net Assets	$952,757	$2,815,989	$107,232	$855,050
Net Assets Consist Of:
Paid-in Capital	$766,865	$2,189,237	$94,559	$1,062,460
Undistributed (Distributions in Excess of) Net Investment Income	14,031	(14,638)	2,737	(6,841)
Accumulated Net Realized Gain (Loss)	56,058	327,242	3,100	(30,566)
Unrealized Appreciation (Depreciation) on:
Investments	119,483	314,022	6,967	(170,039)
Foreign Currency Exchange Contracts and Translations	2,197	126	(131)	36
Futures Contracts	(5,877)	—	—	—
Net Assets	$952,757	$2,815,989	$107,232	$855,050

The accompanying notes are an integral part of the financial statements.	63

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

	Active
	International	Emerging	Global	Global Real
	Allocation	Markets	Franchise	Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$947,949	$2,671,447	$102,605	$840,580
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	65,718,847	93,075,594	7,174,057	96,128,571
Net Asset Value, Offering and Redemption Price Per Share	$14.42	$28.70	$14.30	$8.74
CLASS P:
Net Assets	$4,808	$144,542	$4,627	$13,767
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	327,854	5,126,814	327,472	1,579,852
Net Asset Value, Offering and Redemption Price Per Share	$14.67	$28.19	$14.13	$8.71
CLASS H:
Net Assets	$—	$—	$—	$620
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	71,264
Net Asset Value and Redemption Price Per Share	$—	$—	$—	$8.70
Maximum Sales Load	—	—	—	4 .75
Maximum Sales Charge	$—	$—	$—	$0.43
Maximum Offering Price Per Share	$—	$—	$—	$9.13
CLASS L:
Net Assets	$—	$—	$—	$83
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	9,630
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$8.64
(1) Including:
Securities on Loan, at Value:	$63,789	$299,881	$—	$—

@ Amount is less than $500.

64	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

			International
	Global Value	International	Growth Active		International
	Equity	Equity	Extension		Growth Equity
	Portfolio	Portfolio	Portfolio		Portfolio
	(000)	(000)	(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$53,279	$4,822,541	$14,005		$84,041
Investment in Securities of Affiliated Issuers, at Cost:	1,046	413,665	135		2,026
Total Investments in Securities, at Cost:	54,325	5,236,206	14,140		86,067
Foreign Currency, at Cost:	158	11,900	20		60
Investments in Securities of Unaffiliated Issuers, at Value:(1)	55,183	5,342,772	13,173		76,879
Investment in Securities of Affiliated Issuers, at Value:	1,046	413,665	135		2,026
Total Investments in Securities, at Value:	56,229	5,756,437	13,308		78,905
Foreign Currency, at Value:	159	11,909	20		60
Cash	—	5	—		—
Due from Adviser	—	—	40		—
Receivable for Portfolio Shares Sold	39	3,988	—		192
Receivable for Investments Sold	2,943	6,254	—		—
Unrealized Appreciation on Foreign Currency Exchange Contracts	1	— @	—		— @
Foreign Withholding Tax Reclaim Receivable	11	1,041	8		9
Receivable from Affiliates	— @	54	—	@	1
Capital Gain Country Tax Receivable	—	—	—		—
Dividends Receivable	152	6,903	8		62
Other Assets	1	68	—	@	1
Total Assets	59,535	5,786,659	13,384		79,230
Liabilities:
Collateral on Securities Loaned, at Value:	1,113	639,337	—		6,492
Unrealized Depreciation on Foreign Currency Exchange Contracts	62	1,375	—		—
Payable for Investments Purchased	—	17,420	—		1
Bank Overdraft	—	—	6		39
Payable for Portfolio Shares Redeemed	3,266	36,022	—		31
Payable for Investment Advisory Fees	106	10,890	—		142
Payable for Administration Fees	4	352	1		5
Payable for Custodian Fees	10	298	5		18
Payable for Directors’ Fees and Expenses	6	136	—	@	— @
Payable for Shareholder Servicing Fees – Class P	4	203	—	@	— @
Payable for Shareholder Servicing Fees - Class H	—	—	—	@	—
Payable for Distribution and Shareholder Servicing Fees – Class L	—	—	—	@	—
Payable for Securities Sold Short, at Value (Proceeds $3,486)	—	—	3,119		—
Deferred Capital Gain Country Tax	—	—	—		— @
Other Liabilities	43	614	34		37
Total Liabilities	4,614	706,647	3,165		6,765
Net Assets	$54,921	$5,080,012	$10,219		$72,465
Net Assets Consist Of:
Paid-in Capital	$47,156	$4,151,574	$10,838		$78,386
Undistributed Net Investment Income	1,165	96,561	142		1,609
Accumulated Net Realized Gain (Loss)	4,756	312,752	(296)		(369)
Unrealized Appreciation (Depreciation) on:
Investments	1,904	520,231	(832)		(7,162)
Foreign Currency Exchange Contracts and Translations	(60)	(1,106)	—	@	1
Securities Sold Short	—	—	367		—
Net Assets	$54,921	$5,080,012	$10,219		$72,465

The accompanying notes are an integral part of the financial statements.	65

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

			International
	Global Value	International	Growth Active	International
	Equity	Equity	Extension	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$39,103	$4,109,093	$9,327	$72,098
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	2,606,743	234,854,320	990,000	5,858,599
Net Asset Value, Offering and Redemption Price Per Share	$15.00	$17.50	$9.42	$12.31
CLASS P:
Net Assets	$15,818	$970,919	$94	$367
Shares Outstanding $0.001 par value shares of beneficial interest(500,000,000 shares authorized) (not in 000’s)	1,068,908	56,123,520	10,000	29,854
Net Asset Value, Offering and Redemption Price Per Share	$14.80	$17.30	$9.40	$12.31
CLASS H:
Net Assets	$—	$—	$788	$—
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	83,989	—
Net Asset Value and Redemption Price Per Share	$—	$—	$9.38	$—
Maximum Sales Load	—	—	4.75	—
Maximum Sales Charge	$—	$—	$0.47	$—
Maximum Offering Price Per Share	$—	$—	$9.85	$—
CLASS L:
Net Assets	$—	$—	$10	$—
Shares Outstanding $0.001 par value shares of beneficial interest(500,000,000 shares authorized) (not in 000’s)	—	—	1,016	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$9.27	$—
(1) Including:
Securities on Loan, at Value:	$1,049	$486,073	$—	$6,182

@ Amount is less than $500.

66	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

	International	International	International
	Magnum	Real Estate	Small Cap	Capital Growth
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$82,926	$1,249,597	$592,915	$1,204,278
Investment in Securities of Affiliated Issuers, at Cost:	3,563	15,285	12,810	—
Total Investments in Securities, at Cost:	86,489	1,264,882	605,725	1,204,278
Foreign Currency, at Cost:	371	9,915	2,816	1,880
Investments in Securities of Unaffiliated Issuers, at Value:(1)	93,430	968,162	551,854	1,351,162
Investment in Securities of Affiliated Issuers, at Value:	3,563	15,285	12,810	—
Total Investments in Securities, at Value:	96,993	983,447	564,664	1,351,162
Foreign Currency, at Value:	379	9,919	2,848	1,950
Receivable for Portfolio Shares Sold	96	1,458	3,340	1,224
Receivable for Investments Sold	—	3,877	12,644	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	454	— @	9	—
Foreign Withholding Tax Reclaim Receivable	43	746	1,145	—
Receivable from Affiliates	1	6	4	4
Capital Gain Country Tax Receivable	—	—	—	—
Dividends Receivable	112	2,830	1,491	456
Other Assets	1	15	9	16
Total Assets	98,079	1,002,298	586,154	1,354,812
Liabilities:
Collateral on Securities Loaned, at Value:	5,492	—	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	175	— @	6	—
Due to Broker	2	—	—	—
Payable for Investments Purchased	—	673	4,075	—
Bank Overdraft	66	6,869	423	174
Payable for Portfolio Shares Redeemed	45	3,015	8,415	1,019
Payable for Investment Advisory Fees	162	2,329	1,552	1,758
Payable for Administration Fees	6	70	38	94
Payable for Custodian Fees	16	94	60	14
Payable for Directors’ Fees and Expenses	7	—	11	31
Payable for Shareholder Servicing Fees — Class P	— @	10	—	31
Other Liabilities	88	131	121	178
Total Liabilities	6,059	13,191	14,701	3,299
Net Assets	$92,020	$989,107	$571,453	$1,351,513
Net Assets Consist Of:
Paid-in Capital	$73,647	$1,359,952	$563,117	$1,189,931
Undistributed (Distributions in Excess of) Net Investment Income	1,667	(17,324)	10,711	1,639
Accumulated Net Realized Gain (Loss)	5,908	(72,152)	38,449	12,989
Unrealized Appreciation (Depreciation) on: Investments	10,504	(281,435)	(41,061)	146,884
Foreign Currency Exchange Contracts and Translations	294	66	237	70
Net Assets	$92,020	$989,107	$571,453	$1,351,513
CLASS I:
Net Assets	$90,532	$957,281	$571,453	$1,211,887
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	6,729,682	44,246,660	37,069,235	54,577,426
Net Asset Value, Offering and Redemption Price Per Share	$13.45	$21.64	$15.42	$22.20
CLASS P:
Net Assets	$1,488	$31,826	$—	$139,626
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	111,116	1,471,456	—	6,404,540
Net Asset Value, Offering and Redemption Price Per Share	$13.39	$21.63	$—	$21.80
(1) Including:
Securities on Loan, at Value:	$5,217	$—	$—	$—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	67

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

		Large Cap	Small Company
	Focus Growth	Relative Value	Growth	U.S. Real Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$13,343	$251,057	$1,522,842	$1,237,796
Investment in Securities of Affiliated Issuers, at Cost:	403	13,952	14,086	114,454
Total Investments in Securities, at Cost:	13,746	265,009	1,536,928	1,352,250
Foreign Currency, at Cost:	43	—	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	14,985	238,102	1,540,160	1,187,867
Investment in Securities of Affiliated Issuers, at Value:	403	13,952	14,086	114,453
Total Investments in Securities, at Value:	15,388	252,054	1,554,246	1,302,320
Foreign Currency, at Value:	44	—	—	—
Cash	—	846	—	294
Receivable for Portfolio Shares Sold	—	232	804	1,051
Receivable for Investments Sold	—	—	1,385	1,272
Receivable from Affiliates	— @	4	5	15
Capital Gain Country Tax Receivable	—	—	—	—
Dividends Receivable	2	338	391	4,981
Other Assets	— @	3	20	14
Total Assets	15,434	253,477	1,556,851	1,309,947
Liabilities:
Collateral on Securities Loaned, at Value:	—	—	—	288,482
Payable for Investments Purchased	—	982	5,286	6,646
Bank Overdraft	—	—	8	—
Foreign Currency Overdraft Payable	—	998	1,738	—
Payable for Portfolio Shares Redeemed	9	— @	5,298	974
Payable for Investment Advisory Fees	18	315	3,615	2,129
Payable for Administration Fees	1	17	107	71
Payable for Custodian Fees	2	6	12	9
Payable for Directors’ Fees and Expenses	6	15	5	13
Payable for Shareholder Servicing Fees – Class P	— @	9	124	34
Other Liabilities	46	60	399	200
Total Liabilities	82	2,402	16,592	298,558
Net Assets	$15,352	$251,075	$1,540,259	$1,011,389
Net Assets Consist Of:
Paid-in Capital	$29,792	$303,247	$1,532,221	$963,286
Undistributed (Distributions in Excess of) Net Investment Income	(2)	1,392	—	4,308
Accumulated Net Investment Loss	—	—	(1,471)	—
Accumulated Net Realized Gain (Loss)	(16,081)	(40,600)	(7,812)	93,725
Unrealized Appreciation (Depreciation) on: Investments	1,642	(12,955)	17,318	(49,930)
Foreign Currency Exchange Contracts and Translations	1	(9)	3	— @
Net Assets	$15,352	$251,075	$1,540,259	$1,011,389
CLASS I:
Net Assets	$13,183	$208,925	$965,045	$858,357
Shares Outstanding $0.001 par value shares of beneficial interest(500,000,000 shares authorized) (not in 000’s)	757,798	20,222,001	84,755,386	57,236,764
Net Asset Value, Offering and Redemption Price Per Share	$17.40	$10.33	$11.39	$15.00
CLASS P:
Net Assets	$2,169	$42,150	$575,214	$153,032
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	128,163	4,085,732	53,569,606	10,361,699
Net Asset Value, Offering and Redemption Price Per Share	$16.92	$10.32	$10.74	$14.77
(1) Including:
Securities on Loan, at Value:	$—	$—	$—	$285,620

@ Amount is less than $500.

68	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

	U.S. Small/Mid	Emerging
	Cap Value	Markets Debt
	Portfolio	Portfolio
	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$24,898	$24,588
Investment in Securities of Affiliated Issuers, at Cost:	1,429	2,507
Total Investments in Securities, at Cost:	26,327	27,095
Foreign Currency, at Cost:	—	62
Investments in Securities of Unaffiliated Issuers, at Value:(1)	22,363	24,267
Investment in Securities of Affiliated Issuers, at Value:	1,429	2,507
Total Investments in Securities, at Value:	23,792	26,774
Foreign Currency, at Value:	—	62
Due from Adviser	—	21
Receivable for Portfolio Shares Sold	— @	—
Receivable for Investments Sold	62	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	16
Receivable from Affiliates	—	1
Capital Gain Country Tax Receivable	—	—
Dividends Receivable	24	5
Interest Receivable	3	483
Other Assets	38	11
Total Assets	23,919	27,373
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	68
Payable for Investments Purchased	169	302
Bank Overdraft	—	17
Payable for Portfolio Shares Redeemed	4	—
Payable for Investment Advisory Fees	42	—
Payable for Administration Fees	2	2
Payable for Custodian Fees	3	15
Payable for Directors’ Fees and Expenses	— @	5
Payable for Shareholder Servicing Fees – Class P	—	— @
Payable for Shareholder Servicing Fees – Class H	—	1
Payable for Distribution and Shareholder Servicing Fees – Class L	—	— @
Other Liabilities	25	39
Total Liabilities	245	449
Net Assets	$23,674	$26,924
Net Assets Consist Of:
Paid-in Capital	$27,015	$27,126
Undistributed Net Investment Income	12	1,692
Accumulated Net Realized Loss	(818)	(1,526)
Unrealized Appreciation (Depreciation) on: Investments	(2,535)	(321)
Foreign Currency Exchange Contracts and Translations	—	(47)
Net Assets	$23,674	$26,924

The accompanying notes are an integral part of the financial statements.	69

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Assets and Liabilities

	U.S. Small/Mid	Emerging
	Cap Value	Markets Debt
	Portfolio	Portfolio
	(000)	(000)
CLASS I:
Net Assets	$23,590	$20,702
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	2,808,282	1,752,797
Net Asset Value, Offering and Redemption Price Per Share	$8.40	$11.81
CLASS P:
Net Assets	$84	$1,379
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	10,000	114,118
Net Asset Value, Offering and Redemption Price Per Share	$8.38	$12.09
CLASS H:
Net Assets	$—	$4,757
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	—	393,960
Net Asset Value and Redemption Price Per Share	$—	$12.07
Maximum Sales Load	—	3.50
Maximum Sales Charge	$—	$0.44
Maximum Offering Price Per Share	$—	$12.51
CLASS L:
Net Assets	$—	$86
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	—	7,147
Net Asset Value, Offering and Redemption Price Per Share	$—	$11.98

@ Amount is less than $500.

† $0.003 par value shares of beneficial interest for Emerging Markets Debt Portfolio.

70	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2008

	Active
	International	Emerging	Global	Global Real	Global
	Allocation	Markets	Franchise	Estate	Value Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$19,594	$31,708	$2,947	$10,372	$1,500
Dividends from Securities of Affiliated Issuers	1,552	683	57	437	13
Interest from Securities of Unaffiliated Issuers	1,306	1,043	2	34	37
Less: Foreign Taxes Withheld	(1,879)	(2,092)	(226)	(556)	(84)
Total Investment Income	20,573	31,342	2,780	10,287	1,466
Expenses:
Investment Advisory Fees (Note B)	3,277	17,525	454	3,154	223
Administration Fees (Note C)	404	1,225	45	297	27
Custodian Fees (Note F)	197	1,635	14	132	20
Directors’ Fees and Expenses	10	29	1	6	1
Professional Fees	27	62	14	59	14
Shareholder Reporting Fees	147	215	10	60	13
Shareholder Servicing Fees – Class P (Note D)	6	197	7	17	26
Shareholder Servicing Fees – Class H (Note D)	—	—	—	— @	—
Distribution and Shareholder Servicing Fees – Class L (Note D)	—	—	—	— @	—
Transfer Agency Fees	6	15	4	9	5
Registration Fees	46	62	13	88	21
Country Tax Expense	— @	—	—	—	—
Other Expenses	20	43	8	16	8
Expenses Before Non Operating Expenses	4,140	21,008	570	3,838	358
Bank Overdraft Expense	2	49	— @	5	2
Investment Related Expenses	—	—	—	42	—
Total Expenses	4,142	21,057	570	3,885	360
Voluntary Waiver of Investment Advisory Fees (Note B)	(90)	—	—	— @	— @
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(49)	(23)	(2)	(14)	(1)
Expense Offset (Note F)	(3)	(10)	— @	(4)	— @
Net Expenses	4,000	21,024	568	3,867	359
Net Investment Income	16,573	10,318	2,212	6,420	1,107
Realized Gain (Loss):
Investments Sold	28,361 *	208,678 *	1,446	(27,549)	4,803
Foreign Currency Transactions	4,815	(2,219)	258	279	162
Futures Contracts	(11,345)	—	—	—	—
Net Realized Gain (Loss)	21,831	206,459	1,704	(27,270)	4,965
Change in Unrealized Appreciation (Depreciation):
Investments	(134,191)**	(762,747)	(20,096)	(99,355)	(18,304)
Foreign Currency Exchange Contracts and Translations	2,836	16	(529)	22	(161)
Futures Contracts	(8,033)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(139,388)	(762,731)	(20,625)	(99,333)	(18,465)
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(117,557)	(556,272)	(18,921)	(126,603)	(13,500)
Net Decrease in Net Assets Resulting from Operations	$(100,984)	$(545,954)	$(16,709)	$(120,183)	$(12,393)

@ Amount is less than $500.

* Net of Capital Gain Country Tax of $183 and $293 for Active International Allocation and Emerging Markets.

** Net of decrease in Deferred Capital Gain Country Tax Accrual of $440 for Active International Allocation.

The accompanying notes are an integral part of the financial statements.	71

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2008

		International
		Growth	International
	International	Active	Growth	International	International
	Equity	Extension	Equity	Magnum	Real Estate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$130,458	$340	$1,973	$2,433	$24,009
Dividends from Securities of Affiliated Issuers	2,863	2	67	81	525
Interest from Securities of Unaffiliated Issuers	4,430	— @	85	105	55
Less: Foreign Taxes Withheld	(10,999)	(26)	(146)	(184)	(1,779)
Total Investment Income	126,752	316	1,979	2,435	22,810
Expenses:
Investment Advisory Fees (Note B)	21,948	58	278	425	4,631
Administration Fees (Note C)	2,197	4	30	42	464
Custodian Fees (Note F)	573	12	38	33	210
Directors’ Fees and Expenses	49	— @	1	1	12
Professional Fees	76	28	35	26	18
Shareholder Reporting Fees	464	19	6	75	82
Shareholder Servicing Fees – Class P (Note D)	1,216	— @	— @	2	125
Shareholder Servicing Fees – Class H (Note D)	—	1	—	—	—
Distribution and Shareholder Servicing Fees – Class L (Note D)	—	— @	—	—	—
Transfer Agency Fees	29	4	4	4	15
Registration Fees	45	41	12	19	31
Other Expenses	65	8	7	8	36
Expenses Before Non Operating Expenses	26,662	175	411	635	5,624
Bank Overdraft Expense	— @	1	1	1	51
Dividend Expense on Short Positions	—	94	—	—	—
Stock Loan Fee	—	11	—	—	—
Total Expenses	26,662	281	412	636	5,675
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(58)	(39)	(103)	—
Expenses Reimbursed by Adviser (Note B)	—	(52)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(92)	— @	(2)	(2)	(16)
Expense Offset (Note F)	(2)	—	(1)	— @	(8)
Net Expenses	26,568	171	370	531	5,651
Net Investment Income	100,184	145	1,609	1,904	17,159
Realized Gain (Loss):
Investments Sold	187,653	(211)	(694)	2,209	(65,646)
Foreign Currency Transactions	(2,773)	— @	58	677	(332)
Futures Contracts	—	—	—	656	—
Net Realized Gain (Loss)	184,880	(211)	(636)	3,542	(65,978)
Change in Unrealized Appreciation (Depreciation):
Investments	(729,217)	(1,407)	(9,011)**	(17,687)**	(120,864)
Foreign Currency Exchange Contracts and Translations	(1,059)	— @	20	622	92
Securities Sold Short	—	181	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(730,276)	(1,226)	(8,991)	(17,065)	(120,772)
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(545,396)	(1,437)	(9,627)	(13,523)	(186,750)
Net Decrease in Net Assets Resulting from Operations	$(445,212)	$(1,292)	$(8,018)	$(11,619)	$(169,591)

@	Amount is less than $500.
**	Net of decrease in Deferred Capital Gain Country Tax Accrual of $1 and $1 for International Growth Equity and International Magnum.

72	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2008

				Large Cap	Small
	International	Capital	Focus	Relative	Company
	Small Cap	Growth	Growth	Value	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$15,782	$5,806	$78	$3,293	$7,050
Dividends from Securities of Affiliated Issuers	177	386	11	170	447
Interest from Securities of Unaffiliated Issuers	11	5	—	11	43
Less: Foreign Taxes Withheld	(1,369)	(38)	—	—	(41)
Total Investment Income	14,601	6,159	89	3,474	7,499
Expenses:
Investment Advisory Fees (Note B)	3,179	3,447	40	628	7,162
Administration Fees (Note C)	266	568	6	106	645
Custodian Fees (Note F)	108	36	7	10	33
Directors’ Fees and Expenses	7	12	— @	2	15
Professional Fees	30	20	24	12	22
Shareholder Reporting Fees	56	175	16	39	255
Shareholder Servicing Fees – Class P (Note D)	—	188	3	56	754
Transfer Agency Fees	6	8	4	8	19
Registration Fees	27	35	21	23	38
Other Expenses	16	19	3	8	22
Expenses Before Non Operating Expenses	3,695	4,508	124	892	8,965
Bank Overdraft Expense	57	1	— @	— @	2
Total Expenses	3,752	4,509	124	892	8,967
Voluntary Waiver of Investment Advisory Fees (Note B)	—	—	(39)	—	—
Expenses Reimbursed by Adviser (Note B)	—	—	(3)	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(6)	(11)	— @	(6)	(13)
Expense Offset (Note F)	— @	(1)	— @	— @	(6)
Net Expenses	3,746	4,497	82	886	8,948
Net Investment Income (Loss)	10,855	1,662	7	2,588	(1,449)
Realized Gain (Loss):
Investments Sold	14,101	12,171	401	7,395	8,015
Foreign Currency Transactions	(227)	56	2	(6)	(76)
Net Realized Gain	13,874	12,227	403	7,389	7,939
Change in Unrealized Appreciation (Depreciation):
Investments	(96,542)	(171,607)	(1,688)	(45,890)	(249,023)
Foreign Currency Exchange Contracts and Translations	5	70	1	(9)	3
Net Change in Unrealized Appreciation (Depreciation)	(96,537)	(171,537)	(1,687)	(45,899)	(249,020)
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(82,663)	(159,310)	(1,284)	(38,510)	(241,081)
Net Decrease in Net Assets Resulting from Operations	$(71,808)	$(157,648)	$(1,277)	$(35,922)	$(242,530)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	73

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2008

		U.S.	Emerging
	U.S. Real	Small/Mid	Markets
	Estate	Cap Value	Debt
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$13,610	$91	$—
Dividends from Securities of Affiliated Issuers	657	25	55
Interest from Securities of Unaffiliated Issuers	635	3	2,086
Less: Foreign Taxes Withheld	(109)	—	— @
Total Investment Income	14,793	119	2,141
Expenses:
Investment Advisory Fees (Note B)	4,106	75	171
Administration Fees (Note C)	428	9	18
Custodian Fees (Note F)	16	8	35
Directors’ Fees and Expenses	10	— @	1
Professional Fees	22	18	15
Shareholder Reporting Fees	136	2	22
Shareholder Servicing Fees – Class P (Note D)	203	—	1
Shareholder Servicing Fees – Class H (Note D)	—	—	4
Distribution and Shareholder Servicing Fees – Class L (Note D)	—	—	— @
Transfer Agency Fees	19	3	6
Registration Fees	40	—	34
Other Expenses	26	— @	4
Expenses Before Non Operating Expenses	5,006	115	311
Bank Overdraft Expense	22	— @	2
Investment Related Expenses	103	—	—
Total Expenses	5,131	115	313
Voluntary Waiver of Investment Advisory Fees (Note B)	—	—	(131)
Expenses Reimbursed by Adviser (Note B)	—	—	— @
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(22)	(1)	(2)
Expense Offset (Note F)	(1)	(1)	(1)
Net Expenses	5,108	113	179
Net Investment Income	9,685	6	1,962
Realized Gain (Loss):
Investments Sold	27,438	(783)	(1,487)
Foreign Currency Transactions	(12)	—	762
Net Realized Gain (Loss)	27,426	(783)	(725)
Change in Unrealized Appreciation (Depreciation):
Investments	(89,122)	(1,463)	273
Foreign Currency Exchange Contracts and Translations	(1)	—	(31)
Net Change in Unrealized Appreciation (Depreciation)	(89,123)	(1,463)	242
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(61,697)	(2,246)	(483)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,012)	$(2,240)	$1,479

@ Amount is less than $500.

74	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	Active International Allocation		Emerging Markets
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$16,573	$20,592	$10,318	$7,932
Net Realized Gain	21,831	124,998	206,459	658,240
Net Change in Unrealized Appreciation (Depreciation)	(139,388)	2,501	(762,731)	328,393
Net Increase (Decrease) in Net Assets Resulting from Operations	(100,984)	148,091	(545,954)	994,565
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(34,919)	—	(10,445)
Net Realized Gain	—	(58,076)	—	(571,529)
Class P:
Net Investment Income	—	(149)	—	(208)
Net Realized Gain	—	(273)	—	(30,744)
Total Distributions	—	(93,417)	—	(612,926)
Capital Share Transactions:(1)
Class I:
Subscribed	57,200	172,124	253,215	660,992
Distributions Reinvested	—	77,571	—	569,830
Redeemed	(102,480)	(177,984)	(387,780)	(557,714)
Redemption Fees	— @	3	216	434
Class P:
Subscribed	639	3,372	14,961	81,605
Distributions Reinvested	—	422	—	30,914
Redeemed	(638)	(2,096)	(21,645)	(74,740)
Redemption Fees	— @	— @	12	19
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(45,279)	73,412	(141,021)	711,340
Total Increase (Decrease) in Net Assets	(146,263)	128,086	(686,975)	1,092,979
Net Assets:
Beginning of Period	1,099,020	970,934	3,502,964	2,409,985
End of Period	$952,757	$1,099,020	$2,815,989	$3,502,964
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$14,031	$(2,542)	$(14,638)	$(24,956)
(1) Capital Share Transactions:
Class I
Shares Subscribed	3,873	10,505	8,155	19,285
Shares Issued on Distributions Reinvested	—	5,006	(8)	17,164
Shares Redeemed	(6,874)	(10,838)	(12,744)	(16,736)
Net Increase (Decrease) in Class I Shares Outstanding	(3,001)	4,673	(4,597)	19,713
Class P
Shares Subscribed	44	193	487	2,355
Shares Issued on Distributions Reinvested	—	27	(3)	950
Shares Redeemed	(42)	(126)	(731)	(2,305)
Net Increase (Decrease) in Class P Shares Outstanding	2	94	(247)	1,000

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	75

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	Global Franchise		Global Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$2,212	$2,753	$6,420	$6,981
Net Realized Gain (Loss)	1,704	15,352	(27,270)	11,995
Net Change in Unrealized Appreciation (Depreciation)	(20,625)	(6,597)	(99,333)	(96,771)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,709)	11,508	(120,183)	(77,795)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(870)	—	(21,830)
Net Realized Gain	—	(17,250)	—	(12,446)
Class P:
Net Investment Income	—	(39)	—	(398)
Net Realized Gain	—	(940)	—	(256)
Class H:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	—
Class L:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	—
Total Distributions	—	(19,099)	—	(34,930)
Capital Share Transactions:(1)
Class I:
Subscribed	10,994	4,659	377,414	665,106
Distributions Reinvested	—	17,953	—	32,111
Redeemed	(2,623)	(33,859)	(51,588)	(193,108)
Redemption Fees	—	—	6	18
Class P:
Subscribed	198	3,728	5,315	22,603
Distributions Reinvested	—	862	—	638
Redeemed	(1,090)	(1,859)	(2,620)	(7,482)
Redemption Fees	—	—	— @	— @
Class H:
Subscribed	—	—	698	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	(1)	—
Redemption Fees	—	—	— @	—
Class L:
Subscribed	—	—	85	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Redemption Fees	—	—	— @	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,479	(8,516)	329,309	519,886
Total Increase (Decrease) in Net Assets	(9,230)	(16,107)	209,126	407,161
Net Assets:
Beginning of Period	116,462	132,569	645,924	238,763
End of Period	$107,232	$116,462	$855,050	$645,924
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$2,737	$525	$(6,841)	$(13,261)

76	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	Global Franchise		Global Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I
Shares Subscribed	712	242	38,453	55,916
Shares Issued on Distributions Reinvested	—	1,063	—	3,196
Shares Redeemed	(166)	(1,821)	(5,361)	(16,713)
Net Increase (Decrease) in Class I Shares Outstanding	546	(516)	33,092	42,399
Class P
Shares Subscribed	13	198	536	1,903
Shares Issued on Distributions Reinvested	—	52	—	64
Shares Redeemed	(70)	(97)	(273)	(660)
Net Increase (Decrease) in Class P Shares Outstanding	(57)	153	263	1,307
Class H
Shares Subscribed	—	—	71	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Class H Shares Outstanding	—	—	71	—
Class L
Shares Subscribed	—	—	10	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Class L Shares Outstanding	—	—	10	—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	77

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	Global Value Equity		International Equity
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,107	$1,558	$100,184	$134,498
Net Realized Gain	4,965	15,162	184,880	871,941
Net Change in Unrealized Appreciation (Depreciation)	(18,465)	(10,156)	(730,276)	(340,830)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,393)	6,564	(445,212)	665,609
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,044)	—	(105,722)
Net Realized Gain	—	(10,780)	—	(731,331)
Class P:
Net Investment Income	—	(322)	—	(18,724)
Net Realized Gain	—	(3,997)	—	(149,480)
Total Distributions	—	(16,143)	—	(1,005,257)
Capital Share Transactions:(1)
Class I:
Subscribed	2,348	3,698	351,193	746,973
Distributions Reinvested	—	11,789	—	780,820
Redeemed	(20,492)	(43,789)	(981,010)	(2,044,329)
Redemption Fees	— @	6	140	256
Class P:
Subscribed	655	4,116	226,067	321,010
Distributions Reinvested	—	4,319	—	168,106
Redeemed	(5,43)	(9,264)	(196,598)	(561,568)
Redemption Fees	— @	2	30	54
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,920)	(29,123)	(600,178)	(588,678)
Total Decrease in Net Assets	(35,313)	(38,702)	(1,045,390)	(928,326)
Net Assets:
Beginning of Period	90,234	128,936	6,125,402	7,053,728
End of Period	$54,921	$90,234	$5,080,012	$6,125,402
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,165	$58	$96,561	$(3,623)
(1) Capital Share Transactions:
Class I
Shares Subscribed	144	173	19,681	34,520
Shares Issued on Distributions Reinvested	—	671	(18)	42,066
Shares Redeemed	(1,268)	(2,112)	(54,735)	(93,380)
Net Decrease in Class I Shares Outstanding	(1,124)	(1,268)	(35,072)	(16,794)
Class P
Shares Subscribed	41	194	12,826	14,903
Shares Issued on Distributions Reinvested	—	248	(5)	9,151
Shares Redeemed	(356)	(445)	(11,145)	(26,119)
Net Increase (Decrease) in Class P Shares Outstanding	(315)	(3)	1,676	(2,065)

@ Amount is less than $500.

78	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	International Growth Active Extension		International Growth Equity
	Portfolio		Portfolio
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007^	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$145	$(23)	$1,609	$74
Net Realized Gain (Loss)	(211)	(79)	(636)	537
Net Change in Unrealized Appreciation (Depreciation)	(1,226)	761	(8,991)	484
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,292)	659	(8,018)	1,095
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	—	(63)
Net Realized Gain	—	—	—	(301)
Class P:
Net Investment Income	—	—	—	(3)
Net Realized Gain	—	—	—	(20)
Class H:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	—
Class L:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	—
Total Distributions	—	—	—	(387)
Capital Share Transactions:(1)
Class I:
Subscribed	—	—	72,086	15,122
Distributions Reinvested	—	—	—	36
Redeemed	—	—	(14,545)	(60)
Class P:
Subscribed	—	—	27	153
Distributions Reinvested	—	—	—	17
Redeemed	—	—	(139)	—
Class H:
Subscribed	845	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	(3)	—	—	—
Class L:
Subscribed	10	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Net Increase in Net Assets Resulting from Capital Share Transactions	852	—	57,429	15,268
Total Increase (Decrease) in Net Assets	(440)	659	49,411	15,976
Net Assets:
Beginning of Period	10,659	10,000	23,054	7,078
End of Period	$10,219	$10,659	$72,465	$23,054
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$142	$(3)	$1,609	$—

The accompanying notes are an integral part of the financial statements.	79

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	International Growth Active Extension		International Growth Equity
	Portfolio		Portfolio
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007^	(unaudited)	2007
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I
Shares Subscribed	—	990	5,367	1,100
Shares Issued on Distributions Reinvested	—	—	—	3
Shares Redeemed	—	—	(1,145)	(4)
Net Increase in Class I Shares Outstanding	—	990	4,222	1,099
Class P
Shares Subscribed	—	10	2	12
Shares Issued on Distributions Reinvested	—	—	—	1
Shares Redeemed	—	—	(11)	—
Net Increase (Decrease) in Class P Shares Outstanding	—	10	(9)	13
Class H
Shares Subscribed	84	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Class H Shares Outstanding	84	—	—	—
Class L
Shares Subscribed	1	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Class L Shares Outstanding	1	—	—	—

^ International Growth Active Extension commenced operations on July 31, 2007.

80	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	International Magnum		International Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,904	$1,671	$17,159	$32,360
Net Realized Gain (Loss)	3,542	10,138	(65,978)	90,725
Net Change in Unrealized Appreciation (Depreciation)	(17,065)	5,649	(120,772)	(433,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,619)	17,458	(169,591)	(310,838)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,494)	—	(75,854)
Net Realized Gain	—	(6,693)	—	(67,563)
Class P:
Net Investment Income	—	(57)	—	(5,828)
Net Realized Gain	—	(121)	—	(5,753)
Total Distributions	—	(10,365)	—	(154,998)
Capital Share Transactions:(1)
Class I:
Subscribed	7,147	23,285	209,792	936,214
Distributions Reinvested	—	10,133	— @	97,520
Redeemed	(38,314)	(23,786)	(144,347)	(675,327)
Redemption Fees	20	— @	16	48
Class P:
Subscribed	1,111	1,279	33,196	107,694
Distributions Reinvested	—	178	—	11,447
Redeemed	(1,806)	(921)	(90,779)	(84,467)
Redemption Fees	— @	— @	2	5
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(31,842)	10,168	7,880	393,134
Total Increase (Decrease) in Net Assets	(43,461)	17,261	(161,711)	(72,702)
Net Assets:
Beginning of Period	135,481	118,220	1,150,818	1,223,520
End of Period	$92,020	$135,481	$989,107	$1,150,818
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,667	$(237)	$(17,324)	$(34,483)
(1) Capital Share Transactions:
Class I
Shares Subscribed	518	1,533	8,536	27,636
Shares Issued on Distributions Reinvested	—	700	—	3,730
Shares Redeemed	(2,738)	(1,569)	(5,791)	(22,070)
Net Increase (Decrease) in Class I Shares Outstanding	(2,220)	664	2,745	9,296
Class P
Shares Subscribed	83	85	1,322	3,292
Shares Issued on Distributions Reinvested	—	12	—	441
Shares Redeemed	(134)	(62)	(3,712)	(2,683)
Net Increase (Decrease) in Class P Shares Outstanding	(51)	35	(2,390)	1,050

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	81

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	International Small Cap		Capital Growth
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$10,855	$13,493	$1,662	$5,480
Net Realized Gain	13,874	226,235	12,227	72,047
Net Change in Unrealized Appreciation (Depreciation)	(96,537)	(254,273)	(171,537)	166,291
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,808)	(14,545)	(157,648)	243,818
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(10,502)	—	(4,987)
Net Realized Gain	—	(223,789)	—	—
Class P:
Net Investment Income	—	—	—	(436)
Net Realized Gain	—	—	—	—
Total Distributions	—	(234,291)	—	(5,423)
Capital Share Transactions:(1)
Class I:
Subscribed	40,417	93,078	93,603	365,245
Distributions Reinvested	—	208,756	—	4,984
Redeemed	(193,208)	(569,019)	(148,985)	(196,520)
Redemption Fees	2	7	2	3
Class P:
Subscribed	—	—	27,367	113,572
Distributions Reinvested	—	—	—	435
Redeemed	—	—	(36,409)	(22,637)
Redemption Fees	—	—	— @	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(152,789)	(267,178)	(64,422)	265,082
Total Increase (Decrease) in Net Assets	(224,597)	(516,014)	(222,070)	503,477
Net Assets:
Beginning of Period	796,050	1,312,064	1,573,583	1,070,106
End of Period	$571,453	$796,050	$1,351,513	$1,573,583
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$10,711	$(144)	$1,639	$(23)
(1) Capital Share Transactions:
Class I
Shares Subscribed	2,516	3,786	4,148	15,536
Shares Issued on Distributions Reinvested	—	12,028	—	205
Shares Redeemed	(12,042)	(24,536)	(6,560)	(8,673)
Net Increase (Decrease) in Class I Shares Outstanding	(9,526)	(8,722)	(2,412)	7,068
Class P
Shares Subscribed	—	—	1,200	4,978
Shares Issued on Distributions Reinvested	—	—	—	18
Shares Redeemed	—	—	(1,665)	(1,018)
Net Increase (Decrease) in Class P Shares Outstanding	—	—	(465)	3,978

@ Amount is less than $500.

82	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	Focus Growth		Large Cap Relative Value
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$7	$18	$2,588	$5,052
Net Realized Gain	403	1,077	7,389	11,824
Net Change in Unrealized Appreciation (Depreciation)	(1,687)	2,043	(45,899)	(9,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,277)	3,138	(35,922)	7,293
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(22)	(1,000)	(4,158)
Net Realized Gain	—	—	—	(9,556)
Class P:
Net Investment Income	—	—	(175)	(891)
Net Realized Gain	—	—	—	(2,283)
Total Distributions	—	(22)	(1,175)	(16,888)
Capital Share Transactions:(1)
Class I:
Subscribed	956	2,269	18,811	67,425
Distributions Reinvested	—	21	997	13,663
Redeemed	(576)	(3,443)	(16,926)	(47,813)
Redemption Fees	— @	— @	4	12
Class P:
Subscribed	58	776	3,204	8,087
Distributions Reinvested	—	—	173	3,161
Redeemed	(574)	(707)	(5,163)	(23,076)
Redemption Fees	— @	— @	1	3
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(136)	(1,084)	1,101	21,462
Total Increase (Decrease) in Net Assets	(1,413)	2,032	(35,996)	11,867
Net Assets:
Beginning of Period	16,765	14,733	287,071	275,204
End of Period	$15,352	$16,765	$251,075	$287,071
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(2)	$—	$1,392	$(21)
Accumulated Net Investment Loss Included in End of Period Net Assets	$—	$(9)	$—	$—
(1) Capital Share Transactions:
Class I
Shares Subscribed	54	123	1,700	5,313
Shares Issued on Distributions Reinvested	—	1	90	1,112
Shares Redeemed	(32)	(205)	(1,531)	(3,838)
Net Increase (Decrease) in Class I Shares Outstanding	22	(81)	259	2,587
Class P
Shares Subscribed	3	44	287	648
Shares Issued on Distributions Reinvested	—	—	16	256
Shares Redeemed	(34)	(42)	(460)	(1,857)
Net Increase (Decrease) in Class P Shares Outstanding	(31)	2	(157)	(953)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	83

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	Small Company Growth		U.S. Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(1,449)	$(8,851)	$9,685	$20,283
Net Realized Gain	7,939	67,104	27,426	420,629
Net Change in Unrealized Appreciation (Depreciation)	(249,020)	(504)	(89,123)	(693,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,530)	57,749	(52,012)	(252,244)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	(5,584)	(24,407)
Net Realized Gain	—	(48,432)	—	(322,942)
Class P:
Net Investment Income	—	—	(907)	(3,761)
Net Realized Gain	—	(34,374)	—	(58,276)
Total Distributions	—	(82,806)	(6,491)	(409,386)
Capital Share Transactions:(1)
Class I:
Subscribed	84,794	316,184	153,471	358,040
Distributions Reinvested	—	46,288	5,421	340,743
Redeemed	(107,809)	(234,892)	(163,668)	(863,055)
Redemption Fees	22	67	11	61
Class P:
Subscribed	52,986	122,392	28,457	111,307
Distributions Reinvested	—	34,371	907	62,036
Redeemed	(83,241)	(308,689)	(38,106)	(168,578)
Redemption Fees	15	53	2	10
Net Decrease in Net Assets Resulting from Capital Share Transactions	(53,233)	(24,226)	(13,505)	(159,436)
Total Decrease in Net Assets	(295,763)	(49,283)	(72,008)	(821,066)
Net Assets:
Beginning of Period	1,836,022	1,885,305	1,083,397	1,904,463
End of Period	$1,540,259	$1,836,022	$1,011,389	$1,083,397
Undistributed Net Investment Income Included in End of Period Net Assets	$—	$—	$4,308	$1,114
Accumulated Net Investment Loss Included in End of Period Net Assets	$(1,471)	$(22)	$—	$—
(1) Capital Share Transactions:
Class I
Shares Subscribed	7,204	22,899	9,418	12,926
Shares Issued on Distributions Reinvested	—	3,507	318	20,310
Shares Redeemed	(9,168)	(16,936)	(10,377)	(33,292)
Net Increase (Decrease) in Class I Shares Outstanding	(1,964)	9,470	(641)	(56)
Class P
Shares Subscribed	4,733	9,315	1,733	3,955
Shares Issued on Distributions Reinvested	—	2,751	54	3,756
Shares Redeemed	(7,518)	(23,606)	(2,475)	(6,266)
Net Increase (Decrease) in Class P Shares Outstanding	(2,785)	(11,540)	(688)	1,445

84	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	U.S. Small/Mid Cap Value		Emerging Markets Debt
	Portfolio		Portfolio†
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007^	(unaudited)	2007
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$6	$5	$1,962	$3,188
Net Realized Gain (Loss)	(783)	(17)	(725)	4,437
Net Change in Unrealized Appreciation (Depreciation)	(1,463)	(1,072)	242	(5,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,240)	(1,084)	1,479	1,906
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	—	(4,215)
Net Realized Gain	—	(18)	—	—
Class P:
Net Investment Income	—	—	—	(68)
Net Realized Gain	—	— @	—	—
Class H:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	—
Class L:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	—
Total Distributions	—	(18)	—	(4,283)
Capital Share Transactions:(1)
Class I:
Subscribed	6,307	1,326	22,639	17,784
Distributions Reinvested	—	1	—	4,205
Redeemed	(600)	(18)	(56,057)	(48,197)
Redemption Fees	—	—	—	14
Class P:
Subscribed	—	—	562	423
Distributions Reinvested	—	—	—	68
Redeemed	—	—	(72)	(141)
Redemption Fees	—	—	—	— @
Class H:
Subscribed	—	—	4,846	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	(114)	—
Class L:
Subscribed	—	—	85	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,707	1,309	(28,111)	(25,844)
Total Increase (Decrease) in Net Assets	3,467	207	(26,632)	(28,221)
Net Assets:
Beginning of Period	20,207	20,000	53,556	81,777
End of Period	$23,674	$20,207	$26,924	$53,556
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$12	$6	$1,692	$(270)

The accompanying notes are an integral part of the financial statements.	85

2008 Semi-Annual Report

June 30, 2008

Statements of Changes in Net Assets

	U.S. Small/Mid Cap Value		Emerging Markets Debt
	Portfolio		Portfolio†
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007^	(unaudited)	2007
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I
Shares Subscribed	753	2,125	1,909	1,441
Shares Issued on Distributions Reinvested	—	—	—	371
Shares Redeemed	(68)	(2)	(4,748)	(3,993)
Net Increase (Decrease) in Class I Shares Outstanding	685	2,123	(2,839)	(2,181)
Class P
Shares Subscribed	—	10	46	33
Shares Issued on Distributions Reinvested	—	—	—	6
Shares Redeemed	—	—	(6)	(11)
Net Increase in Class P Shares Outstanding	—	10	40	28
Class H
Shares Subscribed	—	—	403	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	(9)	—
Net Increase in Class H Shares Outstanding	—	—	394	—
Class L
Shares Subscribed	—	—	7	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Class L Shares Outstanding	—	—	7	—

† Capital share transactions prior to March 17, 2006 for the Emerging Markets Debt Portfolio have been restated to reflect the effect of a reverse stock split as described in the Notes to Financial Statements.

^ U.S. Small/Mid Cap Value commenced operations on September 27, 2007.

@ Amount is less than $500.

86	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Statement of Cash Flows

International
Growth Active
Extension
Portfolio
(000)
Cash Flows From Operating Activities:
Proceeds From Sales and Maturities of Investments	$2,002
Purchases of Investments	(3,088)
Proceeds from Securities Sold Short	2,655
Covers of Securities Sold Short	(2,480)
Net (Increase) Decrease in Short-Term Investments	(92)
Net Increase (Decrease) in Cash Overdrafts	2
Net (Increase) Decrease in Foreign Currency Holdings	1
Net Investment Income	145
Adjustment to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(10)
Net Increase (Decrease) in Payables Related to Operations	13
Net Cash Provided (Used) in Operating Activities	(852)
Cash Flows From Financing Activities:
Proceeds from Portfolio Shares Sold	855
Payment on Portfolio Shares Redeemed	(3)
Net Cash Received (Paid) in Financing Activities	852
Net Increase (Decrease) in Cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—

Supplemental Disclosure of Cash Flow Information:
Interest Paid on Short Positions during the Period	103

The accompanying notes are an integral part of the financial statements.	87

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.92		$15.10		$12.43	$10.96	$9.58	$7.30
Income (Loss) from Investment Operations
Net Investment Income†	0.24		0.30		0.27	0.21	0.13	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)		1.96		2.75	1.40	1.46	2.32
Total from Investment Operations	(1.50)		2.26		3.02	1.61	1.59	2.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.54)		(0.35)	(0.14)	(0.21)	(0.17)
Net Realized Gain	—		(0.90)		—	—	—	—
Total Distributions	—		(1.44)		(0.35)	(0.14)	(0.21)	(0.17)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$14.42		$15.92		$15.10	$12.43	$10.96	$9.58
Total Return++	(9.42	)%#	15.30%		24.34%	14.85%	16.64%	33.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$947,949		$1,093,735		$967,361	$792,329	$580,851	$353,488
Ratio of Expenses to Average Net Assets (1)	0.79	%*+	0.80	%+	0.80%	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	0.79	%*+	0.80	%+	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	3.28	%*+	1.93	%+	1.99%	1.84%	1.28%	1.66%
Portfolio Turnover Rate	6	%#	28%		16%	24%	24%	55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	0.81	%*+	0.81	%+	0.82%	0.83%	0.91%	0.96%
Net Investment Income to Average Net Assets	3.26	%*+	1.92	%+	1.97%	1.81%	1.18%	1.50%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

88	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Active International Allocation Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.20		$15.36		$12.64	$11.13	$9.72	$7.41
Income (Loss) from Investment Operations
Net Investment Income†	0.23		0.24		0.22	0.19	0.10	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.76)		2.01		2.81	1.43	1.35	2.33
Total from Investment Operations	(1.53)		2.25		3.03	1.62	1.45	2.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)		(0.31)	(0.11)	(0.17)	(0.14)
Net Realized Gain	—		(0.90)		—	—	—	—
Total Distributions	—		(1.41)		(0.31)	(0.11)	(0.17)	(0.14)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.13	—
Net Asset Value, End of Period	$14.67		$16.20		$15.36	$12.64	$11.13	$9.72
Total Return++	(9.44	)%#	14.95%		23.95%	14.67%	16.29%	33.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,808		$5,285		$3,573	$2,215	$2,623	$5,635
Ratio of Expenses to Average Net Assets (1)	1.04	%*+	1.05	%+	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	1.04	%*+	1.05	%+	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets	3.03	%*+	1.52	%+	1.61%	1.69%	1.03%	1.41%
Portfolio Turnover Rate	6	%#	28%		16%	24%	24%	55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	1.06	%*+	1.06	%+	1.07%	1.08%	1.16%	1.21%
Net Investment Income to Average Net Assets	3.01	%*+	1.51	%+	1.59%	1.66%	0.92%	1.25%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	89

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.02		$29.29	$25.36	$19.10	$15.52	$10.13
Income (Loss) from Investment Operations
Net Investment Income†	0.11		0.10	0.18	0.25	0.19	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(5.43)		11.76	9.22	6.36	3.54	5.44
Total from Investment Operations	(5.32)		11.86	9.40	6.61	3.73	5.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.29)	(0.35)	(0.15)	(0.18)
Net Realized Gain	—		(7.01)	(5.18)	—	—	—
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	—		(7.14)	(5.47)	(0.35)	(0.15)	(0.19)
Redemption Fees	0.00	‡	0.01	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$28.70		$34.02	$29.29	$25.36	$19.10	$15.52
Total Return++	(15.64	)%#	41.56%	38.00%	34.54%	24.09%	55.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,671,447		$3,323,130	$2,283,535	$1,749,671	$1,249,299	$1,020,353
Ratio of Expenses to Average Net Assets	1.36	%*+	1.35%+	1.40%	1.41%	1.52%^^	1.64%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	1.36	%*+	1.35%+	1.40%	1.41%	1.52%	1.61%
Ratio of Net Investment Income to Average Net Assets	0.69	%*+	0.28%+	0.62%	1.17%	1.09%	1.15%
Portfolio Turnover Rate	48	%#	101%	82%	59%	73%	92%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

^^

Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class I shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class I shares.

90	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Emerging Markets Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.46		$28.91	$25.07	$18.90	$15.36	$10.06
Income (Loss) from Investment Operations
Net Investment Income†	0.07		0.01	0.13	0.19	0.15	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(5.34)		11.60	9.09	6.26	3.49	5.35
Total from Investment Operations	(5.27)		11.61	9.22	6.45	3.64	5.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.20)	(0.29)	(0.11)	(0.15)
Net Realized Gain	—		(7.01)	(5.18)	—	—	—
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	—		(7.06)	(5.38)	(0.29)	(0.11)	(0.16)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.01	0.01	—
Net Asset Value, End of Period	$28.19		$33.46	$28.91	$25.07	$18.90	$15.36
Total Return++	(15.75	)%#	41.20%	37.65%	34.17%	23.84%	54.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,542		$179,834	$126,450	$103,482	$71,254	$42,046
Ratio of Expenses to Average Net Assets	1.61	%*+	1.60%+	1.65%	1.66%	1.77%^^	1.89%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	1.61	%*+	1.60%+	1.65%	1.66%	1.77%	1.86%
Ratio of Net Investment Income to Average Net Assets	0.44	%*+	0.02%+	0.47%	0.90%	0.89%	0.90%
Portfolio Turnover Rate	48	%#	101%	82%	59%	73%	92%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

^^

Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class P shares. Prior to November 1, 2004, the maximum ratio was 2.00% for Class P shares.

The accompanying notes are an integral part of the financial statements.	91

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.62		$17.98	$15.69	$15.12	$14.29	$11.29
Income (Loss) from Investment Operations
Net Investment Income†	0.30		0.40	0.30	0.26	0.27	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(2.62)		1.30	3.07	1.52	1.66	2.91
Total from Investment Operations	(2.32)		1.70	3.37	1.78	1.93	3.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	(0.13)	(0.31)	—	(0.03)
Net Realized Gain	—		(2.91)	(0.95)	(0.90)	(1.13)	(0.11)
Total Distributions	—		(3.06)	(1.08)	(1.21)	(1.13)	(0.14)
Redemption Fees	—		—	0.00 ‡	0.00 ‡	0.03	0.00 ‡
Net Asset Value, End of Period	$14.30		$16.62	$17.98	$15.69	$15.12	$14.29
Total Return++	(13.96	)%#	9.58%	21.60%	11.91%	13.77%	27.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$102,605		$110,135	$128,434	$85,018	$58,223	$79,756
Ratio of Expenses to Average Net Assets (1)	0.99	%*+	0.99%+	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.99	%*+	0.98%+	1.00%	1.00%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	3.91	%*+	2.10%+	1.74%	1.67%	1.82%	1.91%
Portfolio Turnover Rate	16	%#	22%	35%	19%	21%	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	N/A		N/A	1.01%	1.07%	1.16%	1.23%
Net Investment Income to Average Net Assets	N/A		N/A	1.73%	1.60%	1.66%	1.68%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

92	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Franchise Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.44		$17.82	$15.56	$15.01	$14.22	$11.24
Income (Loss) from Investment Operations
Net Investment Income†	0.29		0.30	0.24	0.24	0.22	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(2.60)		1.34	3.04	1.48	1.69	2.88
Total from Investment Operations	(2.31)		1.64	3.28	1.72	1.91	3.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	(0.07)	(0.27)	—	(0.01)
Net Realized Gain	—		(2.91)	(0.95)	(0.90)	(1.13)	(0.11)
Total Distributions	—		(3.02)	(1.02)	(1.17)	(1.13)	(0.12)
Redemption Fees	—		—	0.00 ‡	—	0.01	—
Net Asset Value, End of Period	$14.13		$16.44	$17.82	$15.56	$15.01	$14.22
Total Return++	(14.00	)%#	9.26%	21.31%	11.53%	13.56%	27.62%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,627		$6,327	$4,135	$4,401	$3,941	$2,682
Ratio of Expenses to Average Net Assets (1)	1.24	%*+	1.24%+	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.24	%*+	1.23%+	1.25%	1.25%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	3.73	%*+	1.62%+	1.43%	1.52%	1.47%	1.66%
Portfolio Turnover Rate	16	%#	22%	35%	19%	21%	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	N/A		N/A	1.26%	1.32%	1.41%	1.48%
Net Investment Income to Average Net Assets	N/A		N/A	1.42%	1.45%	1.31%	1.43%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	93

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007	Period from August 30, 2006^ to December 31, 2006
Net Asset Value, Beginning of Period	$10.04		$11.56	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.08		0.18	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)		(1.09)	1.66
Total from Investment Operations	(1.30)		(0.91)	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)	(0.13)
Net Realized Gain	—		(0.21)	(0.03)
Total Distributions	—		(0.61)	(0.16)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$8.74		$10.04	$11.56
Total Return++	(12.95	)%#	7.87%	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$840,580		$632,737	$238,647
Ratio of Expenses to Average Net Assets (1)	1.04	%*+	1.02%+	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.03	%*+	1.02%+	N/A
Ratio of Net Investment Income to Average Net Assets	1.74	%*+	1.55%+	1.53	%*
Portfolio Turnover Rate	15	%#	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	N/A		N/A	1.15	%*
Net Investment Income to Average Net Assets	N/A		N/A	1.43	%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

94	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Real Estate Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007	Period from August 30, 2006^ to December 31, 2006
Net Asset Value, Beginning of Period	$10.02		$11.56	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.06		0.16	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.37)		(1.11)	1.67
Total from Investment Operations	(1.31)		(0.95)	1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)	(0.12)
Net Realized Gain	—		(0.21)	(0.03)
Total Distributions	—		(0.59)	(0.15)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$8.71		$10.02	$11.56
Total Return++	(13.07	)%#	8.15%	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,767		$13,187	$116
Ratio of Expenses to Average Net Assets (1)	1.29	%*+	1.27%+	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.28	%*+	1.27%+	N/A
Ratio of Net Investment Income to Average Net Assets	1.35	%*+	1.39%+	1.07	%*
Portfolio Turnover Rate	15	%#	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.41	%*
Net Investment Income to Average Net Assets	N/A		N/A	0.96	%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	95

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Real Estate Portfolio

Class H
Period from
January 2,
2008^
to June 30,
Selected Per Share Data and Ratios	2008 (unaudited)
Net Asset Value, Beginning of Period	$9.95
Income (Loss) from Investment Operations
Net Investment Income†	0.10
Net Realized and Unrealized Loss on Investments	(1.35)
Total from Investment Operations	(1.25)
Distributions from and/or in Excess of:
Total Distributions	—
Redemption Fees	0.00 ‡
Net Asset Value, End of Period	$8.70
Total Return++	(12.56)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$620
Ratio of Expenses to Average Net Assets	1.74%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.28%*+
Ratio of Net Investment Income to Average Net Assets	2.09%*+
Portfolio Turnover Rate	15%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charge, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

96	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Real Estate Portfolio

	Class L
	Period from
	June 16, 2008^
	to June 30,
Selected Per Share Data and Ratios	2008 (unaudited)
Net Asset Value, Beginning of Period	$9.46
Income (Loss) from Investment Operations
Net Investment Loss†	(0.02)
Net Realized and Unrealized Loss on Investments	(0.80)
Total from Investment Operations	(0.82)
Distributions from and/or in Excess of:
Total Distributions	—
Redemption Fees	0.00	‡
Net Asset Value, End of Period	$8.64
Total Return++	(8.67	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$83
Ratio of Expenses to Average Net Assets (1)	12.17	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.77	%*+
Ratio of Net Investment Loss to Average Net Assets	(5.47	)%*+
Portfolio Turnover Rate	15	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	12.35	%*+
Net Investment Loss to Average Net Assets	(5.64	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	97

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Value Equity Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.70		$20.24	$17.85	$17.81	$15.84	$12.46
Income (Loss) from Investment Operations
Net Investment Income†	0.27		0.33	3.33	0.31	0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(2.97)		0.96	3.44	0.72	2.02	3.42
Total from Investment Operations	(2.70)		1.29	3.77	1.03	2.24	3.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)	(0.34)	(0.31)	(0.22)	(0.16)
Net Realized Gain	—		(3.49)	(1.05)	(0.68)	(0.05)	(0.08)
Total Distributions	—		(3.83)	(1.39)	(0.99)	(0.27)	(0.24)
Redemption Fees	0.00	‡	0.00 ‡	0.01	0.00 ‡	0.00 ‡	0.01
Net Asset Value, End of Period	$15.00		$17.70	$20.24	$17.85	$17.81	$15.84
Total Return++	(15.25	)%#	6.65%	21.40%	5.81%	14.13%	29.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,103		$66,035	$101,163	$86,000	$68,505	$55,545
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	0.90%+	0.91%	0.90%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.99	%*+	0.90%+	N/A	N/A	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.39	%*+	1.58%+	1.71%	1.74%	1.31%	1.44%
Portfolio Turnover Rate	17	%#	31%	29%	29%	30%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.07%	1.20%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	1.24%	1.24%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

98	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Global Value Equity Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.48		$20.03	$17.69	$17.64	$15.70	$12.35
Income (Loss) from Investment Operations
Net Investment Income†	0.26		0.29	0.28	0.27	0.17	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(2.94)		0.93	3.40	0.71	2.00	3.40
Total from Investment Operations	(2.68)		1.22	3.68	0.98	2.17	3.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	(0.29)	(0.25)	(0.18)	(0.13)
Net Realized Gain	—		(3.49)	(1.05)	(0.68)	(0.05)	(0.08)
Total Distributions	—		(3.77)	(1.34)	(0.93)	(0.23)	(0.21)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$14.80		$17.48	$20.03	$17.69	$17.64	$15.70
Total Return++	(15.33	)%#	6.37%	21.05%	5.59%	13.78%	28.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,818		$24,199	$27,773	$21,938	$30,598	$32,761
Ratio of Expenses to Average Net Assets (1)	1.26	%*+	1.15%+	1.16%	1.15%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.15%+	N/A	N/A	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	3.20	%*+	1.36%+	1.47%	1.53%	1.07%	1.19%
Portfolio Turnover Rate	17	%#	31%	29%	29%	30%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation: Expenses to Average Net Assets	1.26	%*+	N/A	N/A	N/A	1.32%	1.45%
Net Investment Income to Average Net Assets	3.20	%*+	N/A	N/A	N/A	0.99%	0.99%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	99

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Equity Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.92		$20.58	$20.34	$20.99	$19.06	$14.60
Income (Loss) from Investment Operations
Net Investment Income†	0.33		0.43	0.64	0.43	0.30	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.75)		1.53	3.93	0.93	3.50	4.54
Total from Investment Operations	(1.42)		1.96	4.57	1.36	3.80	4.78
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)	(0.59)	(0.35)	(0.37)	(0.32)
Net Realized Gain	—		(3.16)	(3.74)	(1.66)	(1.50)	—
Total Distributions	—		(3.62)	(4.33)	(2.01)	(1.87)	(0.32)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$17.50		$18.92	$20.58	$20.34	$20.99	$19.06
Total Return++	(7.51	)%#	9.84%	22.50%	6.45%	19.96%	32.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,109,093		$5,105,807	$5,900,906	$6,704,732	$7,200,606	$5,657,941
Ratio of Expenses to Average Net Assets (1)	0.92	%*+	0 93%+	0.94%	0.93%	0.98%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.92	%*+	0.93%+	0.94%	0.93%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	3.69	%*+	1.97%+	2.88%	2.04%	1.48%	1.48%
Portfolio Turnover Rate	18	%#	31%	38%	28%	41%	45%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.02%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.46%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

100	The accomapanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Equity Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.73		$20.40	$20.19	$20.85	$18.96	$14.53
Income (Loss) from Investment Operations
Net Investment Income†	0.31		0.37	0.60	0.37	0.24	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)		1.52	3.87	0.93	3.47	4.54
Total from Investment Operations	(1.43)		1.89	4.47	1.30	3.71	4.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)	(0.52)	(0.30)	(0.32)	(0.29)
Net Realized Gain	—		(3.16)	(3.74)	(1.66)	(1.50)	—
Total Distributions	—		(3.56)	(4.26)	(1.96)	(1.82)	(0.29)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$17.30		$18.73	$20.40	$20.19	$20.85	$18.96
Total Return++	(7.59	)%#	9.52%	22.21%	6.20%	19.67%	32.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$970,919		$1,019,595	$1,152,822	$1,206,125	$1,073,278	$733,298
Ratio of Expenses to Average Net Assets (1)	1.17	%*+	1.18%+	1.19%	1.18%	1.23%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.17	%*+	1.18%+	1.19%	1.18%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	3.47	%*+	1.71%+	2.71%	1.77%	1.21%	1.23%
Portfolio Turnover Rate	18	%#	31%	38%	28%	41%	45%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.27%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.21%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	101

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Growth Active Extension Portfolio

	Class I
			Period from
			July 31,
	Six Months		2007^ to
	Ended June 30,		December
Selected Per Share Data and Ratios	2008 (unaudited)		31, 2007
Net Asset Value, Beginning of Period	$10.66		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.15		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		0.68
Total from Investment Operations	(1.24)		0.66
Distributions from and/or in Excess of:
Total Distributions	—		—
Redemption Fees	—		—
Net Asset Value, End of Period	$9.42		$10.66
Total Return++	(11.63	)%#	6.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,327		$10,553
Ratio of Expenses to Average Net Assets (1)	3.34	%*+	2.17	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.25	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets	3.07	%*+	(0.52	)%*+
Portfolio Turnover Rate	14	%#	20	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	5.50	%*+	3.84	%*+
Net Investment Income (Loss) to Average Net Assets	0.91	%*+	(2.19	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

102	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Growth Active Extension Portfolio

	Class P
			Period from
			July 31,
	Six Months		2007^ to
	Ended June 30,		December
Selected Per Share Data and Ratios	2008 (unaudited)		31, 2007
Net Asset Value, Beginning of Period	$10.65		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.04		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)		0.68
Total from Investment Operations	(1.25)		0.65
Distributions from and/or in Excess of:
Total Distributions	—		—
Redemption Fees	—		—
Net Asset Value, End of Period	$9.40		$10.65
Total Return++	(11.74	)%#	6.50	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$94		$106
Ratio of Expenses to Average Net Assets (1)	3.60	%*+	2.42	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.50	%*+	1.50	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets	0.89	%*+	(0.77	)%*+
Portfolio Turnover Rate	14	%#	20	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	5.76	%*+	4.90	%*+
Net Investment Loss to Average Net Assets	(1.27	)%*+	(2.44	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	103

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Growth Active Extension Portfolio

	Class H
	Period from
	January 2,
	2008^
	to June 30,
Selected Per Share Data and Ratios	2008 (unaudited)
Net Asset Value, Beginning of Period	$10.60
Income (Loss) from Investment Operations
Net Investment Loss†	(0.06)
Net Realized and Unrealized Loss on Investments	(1.16)
Total from Investment Operations	(1.22)
Distributions from and/or in Excess of:
Total Distributions	—
Redemption Fees	—
Net Asset Value, End of Period	$9.38
Total Return++	(11.51	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$788
Ratio of Expenses to Average Net Assets (1)	4.17	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.50	%*+
Ratio of Net Investment Loss to Average Net Assets	(1.15	)%*+
Portfolio Turnover Rate	14	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	6.77	%*+
Net Investment Loss to Average Net Assets	(3.75	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value which does not reflect sales charge, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

104	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Growth Active Extension Portfolio

	Class L
	Period from
	June 16, 2008^
	to June 30,
Selected Per Share Data and Ratios	2008 (unaudited)
Net Asset Value, Beginning of Period	$9.84
Income (Loss) from Investment Operations
Net Investment Loss†	(0.12)
Net Realized and Unrealized Loss on Investments	(0.45)
Total from Investment Operations	(0.57)
Distributions from and/or in Excess of:
Total Distributions	—
Redemption Fees	—
Net Asset Value, End of Period	$9.27
Total Return++	(5.79	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	34.12	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.96	%*+
Ratio of Net Investment Loss to Average Net Assets	(33.69	)%*+
Portfolio Turnover Rate	14	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	39.51	%*+
Net Investment Loss to Average Net Assets	(39.08	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	105

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Growth Equity Portfolio

	Class I
						Period from
						December
	Six Months					27, 2005^ to
	Ended June 30,		Year Ended December 31,			December
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	31, 2005
Net Asset Value, Beginning of Period	$13.76		$12.55		$9.93	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.28		0.13		0.10	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		1.75		2.67	(0.07)
Total from Investment Operations	(1.45)		1.88		2.77	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.09)	—
Net Realized Gain	—		(0.55)		(0.06)	—
Total Distributions	—		(0.67)		(0.15)	—
Redemption Fees	—		—		—	—
Net Asset Value, End of Period	$12.31		$13.76		$12.55	$9.93
Total Return++	(10.60	)%#	15.22%		27.92%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,098		$22,523		$6,753	$4,864
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00	%+	1.01%	1.00	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	1.00	%*+	1.00	% +	1 .00%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	4.35	%*+	0.94	%+	0.89%	(0.86	)%*
Portfolio Turnover Rate	20	%#	32%		24%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.10	%*+	2.42	%+	2.74%	31.60	%*
Net Investment Income (Loss) to Average Net Assets	4.24	%*+	(0.48	)%+	(0.84)%	(31.46	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

106	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Growth Equity Portfolio

			Class P
						Period from
						December
	Six Months					27, 2005^ to
	Ended June 30,		Year Ended December 31,			December
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	31, 2005
Net Asset Value, Beginning of Period	$13.78		$12.56		$9.93	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.26		0.10		0.09	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		1.76		2.64	(0.07)
Total from Investment Operations	(1.47)		1.86		2.73	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.04)	—
Net Realized Gain	—		(0.55)		(0.06)	—
Total Distributions	—		(0.64)		(0.10)	—
Redemption Fees	—		—		—	—
Net Asset Value, End of Period	$12.31		$13.78		$12.56	$9.93
Total Return++	(10.73	)%#	15.03%		27.49%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$367		$531		$325	$99
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25	%+	1.27%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	1.25	%*+	(1.25	)%+	(1.25)%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	4.06	%*+	0.70	%+	0.78%	(1.16	)%*
Portfolio Turnover Rate	20	%#	32%		24%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.36	%*+	2.67	%+	3.07%	31.85	%*
Net Investment Income (Loss) to Average Net Assets	3.94	%*+	(0.72	)%+	(1.02)%	(31.76	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	107

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Magnum Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.87		$14.05		$13.01	$11.83	$10.20	$8.04
Income (Loss) from Investment Operations
Net Investment Income†	0.25		0.20		0.20	0.18	0.13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		1.84		3.08	1.16	1.74	2.22
Total from Investment Operations	(1.42)		2.04		3.28	1.34	1.87	2.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.36)	(0.16)	(0.24)	(0.17)
Net Realized Gain	—		(0.80)		(1.88)	—	—	—
Total Distributions	—		(1.22)		(2.24)	(0.16)	(0.24)	(0.17)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$13.45		$14.87		$14.05	$13.01	$11.83	$10.20
Total Return++	(9.55	)%#	14.77%		25.39%	11.35%	18.45%	29.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$90,532		$133,077		$116,443	$106,369	$94,162	$91,087
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00	%+	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	0.99	%*+	1.00	%+	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.59	%*+	1.28	%+	1.37%	1.51%	1 .20%	1.25%
Portfolio Turnover Rate	11	%#	39%		81%	32%	49%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.19	%*+	1.03	%+	1.11%	1.12%	1.23%	1.29%
Net Investment Income to Average Net Assets	3.40	%*+	1.25	%+	1.26%	1.39%	0.96%	0.96%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

108	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Magnum Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.82		$14.01		$12.97	$11.80	$10.18	$8.04
Income (Loss) from Investment Operations
Net Investment Income†	0.23		0.16		0.18	0.15	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		1.83		3.06	1.15	1.70	2.18
Total from Investment Operations	(1.43)		1.99		3.24	1.30	1.81	2.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.32)	(0.13)	(0.22)	(0.14)
Net Realized Gain	—		(0.80)		(1.88)	—	—	—
Total Distributions	—		(1.18)		(2.20)	(0.13)	(0.22)	(0.14)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.03	0.00 ‡
Net Asset Value, End of Period	$13.39		$14.82		$14.01	$12.97	$11.80	$10.18
Total Return++	(9.65	)%#	14.47%		25.10%	11.04%	18.15%	28.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,488		$2,404		$1,777	$3,634	$2,605	$2,232
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25	%+	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses and Capital Gain Country Tax Expense	1.25	%*+	1.25	% +	1 .25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	3.28	%*+	1.08	%+	1.27%	1.25%	1.00%	1.00%
Portfolio Turnover Rate	11	%#	39%		81%	32%	49%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.44	%*+	1.28	%+	1.35%	1.38%	1.48%	1.54%
Net Investment Income to Average Net Assets	3.10	%*+	1.05	%+	1.17%	1.12%	0.77%	0.71%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	109

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.30		$34.82	$23.63	$21.95	$15.13	$10.93
Income (Loss) from Investment Operations
Net Investment Income†	0.37		0.69	0.35	0.43	0.36	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(4.03)		(6.79)	12.78	2.96	6.82	4.35
Total from Investment Operations	(3.66)		(6.10)	13.13	3.39	7.18	4.62
Distributions from and/or in Excess of:
Net Investment Income	—		(1.77)	(0.85)	(0.35)	(0.36)	(0.42)
Net Realized Gain	—		(1.65)	(1.09)	(1.36)	—	—
Total Distributions	—		(3.42)	(1.94)	(1.71)	(0.36)	(0.42)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$21.64		$25.30	$34.82	$23.63	$21.95	$15.13
Total Return++	(14.51	)%#	(17.59)%	56.06%	15.52%	47.49%	42.41%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$957,281		$1,053,018	$1,125,569	$250,511	$50,620	$22,184
Ratio of Expenses to Average Net Assets (1)	0.96	%*+	0.94%+	0.95%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.95	%*+	0.94%+	0.95%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2.98	%*+	2.10%+	1.19%	1.88%	2.05%	2.23%
Portfolio Turnover Rate	33	%#	55%	36%	57%	42%	47%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.11%	1.38%	1.49%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	1.77%	1.67%	1.74%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

110	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.33		$34.83	$23.68	$22.04	$15.17	$10.96
Income (Loss) from Investment Operations
Net Investment Income†	0.34		0.58	0.29	0.32	0.35	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(4.04)		(6.74)	12.77	3.01	6.81	4.32
Total from Investment Operations	(3.70)		(6.16)	13.06	3.33	7.16	4.60
Distributions from and/or in Excess of:
Net Investment Income	—		(1.69)	(0.82)	(0.33)	(0.29)	(0.39)
Net Realized Gain	—		(1.65)	(1.09)	(1.36)	—	—
Total Distributions	—		(3.34)	(1.91)	(1.69)	(0.29)	(0.39)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$21.63		$25.33	$34.83	$23.68	$22.04	$15.17
Total Return++	(14.61	)%#	(17.76)%	55.69%	15.22%	47.15%	42.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,826		$97,800	$97,951	$8,674	$827	$915
Ratio of Expenses to Average Net Assets (1)	1.21	%*+	1.19%+	1.20%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.20	%*+	1.19%+	1.20%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	2.76	%*+	1.76%+	0.94%	1.34%	2.03%	1.98%
Portfolio Turnover Rate	33	%#	55%	36%	57%	42%	47%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.45%	1.66%	1.74%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	1.14%	1.62%	1.49%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	111

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

International Small Cap Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.08		$23.72	$24.14	$25.11	$20.52	$14.21
Income (Loss) from Investment Operations
Net Investment Income†	0.26		0.27	0.32	0.32	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(1.92)		(1.11)	4.27	2.89	6.59	6.61
Total from Investment Operations	(1.66)		(0.84)	4.59	3.21	6.83	6.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)	(0.41)	(0.47)	(0.35)	(0.23)
Net Realized Gain	—		(5.53)	(4.60)	(3.71)	(1.89)	(0.31)
Total Distributions	—		(5.80)	(5.01)	(4.18)	(2.24)	(0.54)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$15.42		$17.08	$23.72	$24.14	$25.11	$20.52
Total Return++	(9.72	)%#	(3.22)%	19.61%	13.07%	33.53%	48.32%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$571,453		$796,050	$1,312,064	$1,389,078	$1,276,083	$899,996
Ratio of Expenses to Average Net Assets (1)	1.12	%*+	1.09%+	1.10%	1.10%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10	%*+	1.09%+	1.10%	1.10%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	3.24	%*+	1.10%+	1.25%	1.22%	1.04%	1.40%
Portfolio Turnover Rate	22	%#	53%	40%	47%	38%	38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.16%	1.20%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	1.03%	1.35%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

112	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Capital Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$24.69		$20.28		$19.49	$16.88	$15.74	$12.49
Income (Loss) from Investment Operations
Net Investment Income†	0.03		0.10		0.01	0.02	0.09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(2.52)		4.41		0.78	2.63	1.13	3.25
Total from Investment Operations	(2.49)		4.51		0.79	2.65	1.22	3.30
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		0.00 ‡	(0.04)	(0.08)	(0.05)
Total Distributions	—		(0.10)		0.00 ‡	(0.04)	(0.08)	(0.05)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$22.20		$24.69		$20.28	$19.49	$16.88	$15.74
Total Return++	(10.12	)%#	22.29%		4.07%	15.72%	7.75%	26.41%§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,211,887		$1,406,866		$1,012,417	$871,905	$554,097	$589,698
Ratio of Expenses to Average Net Assets (1)	0.61	%*+	0.62	%+	0.63%	0.65%	0.77%	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.61	%*+	0.62	%+	0.63%	0.65%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.26	%*+	0.46	%+	0.03%	0.13%	0.58%	0.34%
Portfolio Turnover Rate	25	%#	50%		59%	106%	179%	131%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A		N/A	N/A	N/A	0.82%
Net Investment Income to Average Net Assets	N/A		N/A		N/A	N/A	N/A	0.32%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 25.07%.

*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	113

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Capital Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$24.27		$19.95		$19.21	$16.67	$15.55	$12.34
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.00	)‡	0.05		(0.04)	(0.03)	0.05	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.47)		4.33		0.78	2.60	1.11	3.21
Total from Investment Operations	(2.47)		4.38		0.74	2.57	1.16	3.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—	(0.03)	(0.04)	(0.01)
Total Distributions	—		(0.06)		—	(0.03)	(0.04)	(0.01)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$21.80		$24.27		$19.95	$19.21	$16.67	$15.55
Total Return++	(10.14	)%#	21.93%		3.85%	15.41%	7.45%	26.13%§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,626		$166,717		$57,689	$35,678	$202,893	$199,591
Ratio of Expenses to Average Net Assets (1)	0.86	%*+	0.87	%+	0.88%	0.90%	1.02%	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.86	%*+	0.87	%+	0.88%	0.90%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.00	)%*+‡‡	0.24	%+	(0.23)%	(0.17)%	0.33%	0.09%
Portfolio Turnover Rate	25	%#	50%		59%	106%	179%	131%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A		N/A	N/A	N/A	1.07%
Net Investment Income to Average Net Assets	N/A		N/A		N/A	N/A	N/A	0.07%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 24.79%.

*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

‡‡	Amount is less than 0.005%.

114	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Focus Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.81		$15.19		$14.78	$12.59	$11.79	$9.02
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01		0.03		(0.03)	(0.03)	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.42)		3.62		0.44	2.24	0.78	2.77
Total from Investment Operations	(1.41)		3.65		0.41	2.21	0.82	2.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—	(0.02)	(0.02)	(0.02)
Total Distributions	—		(0.03)		—	(0.02)	(0.02)	(0.02)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$17.40		$18.81		$15.19	$14.78	$12.59	$11.79
Total Return++	(7.50	)%#	24.02%		2.77%	17.60%	7.00%	30.99%§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,183		$13,852		$12,416	$54,321	$52,757	$61,420
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00	%+	0.79%	0.91%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	1.00	%+	0.79%	0.91%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13	%*+	0.16	%+	(0.23)%	(0.27)%	0.35%	0.22%
Portfolio Turnover Rate	16	%#	57%		76%	78%	163%	160%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.53	%*+	1.13	%+	N/A	N/A	1.11%	1.14%
Net Investment Income (Loss) to Average Net Assets	(0.40	)%*+	0.03	%+	N/A	N/A	0.24%	0.08%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class I shares would have been approximately 25.35%.

*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	115

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Focus Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.32		$14.81		$14.45	$12.34	$11.57	$8.85
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.01)		(0.01)		(0.06)	(0.06)	0.02	0.00 ‡
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		3.52		0.42	2.19	0.75	2.72
Total from Investment Operations	(1.40)		3.51		0.36	2.13	0.77	2.72
Distributions from and/or in Excess of:
Net Investment Income	—		—		—	(0.02)	—	—
Total Distributions	—		—		—	(0.02)	—	—
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$16.92		$18.32		$14.81	$14.45	$12.34	$11.57
Total Return++	(7.64	)%#	23.70%		2.49%	17.30%	6.75%	30.62%§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,169		$2,913		$2,317	$12,442	$8,559	$8,156
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25	%+	1.04%	1.16%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.25	%+	1.04%	1.16%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)%*+	(0.07	)%+	(0.45)%	(0.49)%	0.18%	(0.03)%
Portfolio Turnover Rate	16	%#	57%		76%	78%	163%	160%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.80	%*+	1.38	%+	N/A	N/A	1.36%	1.39%
Net Investment Income (Loss) to Average Net Assets	(0.68	)%*+	(0.20	)%+	N/A	N/A	0.07%	0.17%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class P shares would have been approximately 24.98%.

*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

116	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Large Cap Relative Value Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.86		$12.20	$11.10	$10.52	$9.30	$7.21
Income (Loss) from Investment Operations
Net Investment Income†	0.11		0.21	0.20	0.15	0.12	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.59)		0.16	1.62	0.90	1.23	2.09
Total from Investment Operations	(1.48)		0.37	1.82	1.05	1.35	2.22
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.22)	(0.20)	(0.14)	(0.13)	(0.13)
Net Realized Gain	—		(0.49)	(0.52)	(0.33)	—	—
Total Distributions	(0.05)		(0.71)	(0.72)	(0.47)	(0.13)	(0.13)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$10.33		$11.86	$12.20	$11.10	$10.52	$9.30
Total Return++	(12.51	)%#	2.90%	16.47%	10.07%	14.56%	31.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$208,925		$236,784	$211,904	$102,973	$90,938	$108,997
Ratio of Expenses to Average Net Assets (1)	0.63	%*+	0.67%+	0.68%	0.68%	0.70%	0.70%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.63	%*+	0.67%+	0.68%	0.68%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.00	%*+	1.71%+	1.71%	1.36%	1.28%	1.62%
Portfolio Turnover Rate	25	%#	31%	33%	46%	84%	130%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	0.74%	0.77%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	1.24%	1.55%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	117

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Large Cap Relative Value Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.85		$12.18	$11.09	$10.51	$9.31	$7.21
Income (Loss) from Investment Operations
Net Investment Income†	0.10		0.19	0.17	0.12	0.10	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.59)		0.15	1.61	0.91	1.20	2.10
Total from Investment Operations	(1.49)		0.34	1.78	1.03	1.30	2.21
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.18)	(0.17)	(0.12)	(1.00)	(0.11)
Net Realized Gain	—		(0.49)	(0.52)	(0.33)	—	—
Total Distributions	(0.04)		(0.67)	(0.69)	(0.45)	(0.10)	(0.11)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$10.32		$11.85	$12.18	$11.09	$10.51	$9.31
Total Return++	(12.57	)%#	2.72%	16.38%	9.81%	14.07%	30.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,150		$50,287	$63,300	$101,499	$75,189	$72,180
Ratio of Expenses to Average Net Assets (1)	0.88	%*+	0.92%+	0.93%	0.93%	0.95%	0.95%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.88	%*+	0.92%+	0.93%	0.93%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.75	%*+	1.48%+	1.44%	1.10%	1.05%	1.37%
Portfolio Turnover Rate	25	%#	31%	33%	46%	84%	130%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	0.99%	1.20%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	1.01%	1.30%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

118	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.12		$13.31	$12.89	$12.50	$10.81	$7.50
Income (Loss) from Investment Operations
Net Investment Loss†	0.00	‡	(0.05)	(0.08)	0.00 ‡	(0.09)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		0.45	1.59	1.72	2.16	3.40
Total from Investment Operations	(1.73)		0.40	1.51	1.72	2.07	3.31
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.59)	(1.09)	(1.33)	(0.38)	—
Total Distributions	—		(0.59)	(1.09)	(1.33)	(0.38)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$11.39		$13.12	$13.31	$12.89	$12.50	$10.81
Total Return++	(13.19	)%#	3.04%	11.90%	13.55%	19.17%	44.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$965,045		$1,137,839	$1,028,030	$896,204	$651,276	$299,198
Ratio of Expenses to Average Net Assets (1)	1.02	%*+	1.01%+	1.01%	1.04%	1.10%	1.10%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.02	%*+	1.01%+	1.01%	1.04%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.09	)%*+	(0.35)%+	(0.56)%	(0.04)%	(0.79)%	(0.93)%
Portfolio Turnover Rate	24	%#	50%	76%	73%	111%	160%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.16%	1.26%
Net Investment Loss to Average Net Assets	N/A		N/A	N/A	N/A	(0.85)%	(1.09)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	119

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Small Company Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.39		$12.63	$12.31	$12.02	$10.43	$7.26
Income (Loss) from Investment Operations
Net Investment Loss†	(0.02)		(0.08)	(0.10)	(0.03)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.63)		0.43	1.51	1.65	2.08	3.27
Total from Investment Operations	(1.65)		0.35	1.41	1.62	1.97	3.17
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.59)	(1.09)	(1.33)	(0.38)	—
Total Distributions	—		(0.59)	(1.09)	(1.33)	(0.38)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$10.74		$12.39	$12.63	$12.31	$12.02	$10.43
Total Return++	(13.32	)%#	2.81%	11.55%	13.35%	18.79%	43.80%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$575,214		$698,183	$857,275	$808,493	$713,733	$484,136
Ratio of Expenses to Average Net Assets (1)	1.27	%*+	1.26%+	1.26%	1.29%	1.35%	1.35%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.27	%*+	1.26%+	1.26%	1.29%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.34	)%*+	(0.61)%+	(0.81)%	(0.24)%	(1.02)%	(1.18)%
Portfolio Turnover Rate	24	%#	50%	76%	73%	111%	160%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.41%	1.51%
Net Investment Loss to Average Net Assets	N/A		N/A	N/A	N/A	(1.09)%	(1.34)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

120	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.75		$28.24	$23.41	$23.21	$17.92	$13.55
Income (Loss) from Investment Operations
Net Investment Income†	0.15		0.33	0.42	0.45	0.40	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		(4.87)	8.44	3.58	6.17	4.55
Total from Investment Operations	(0.65)		(4.54)	8.86	4.03	6.57	5.03
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(5.00)	(0.49)	(0.44)	(0.42)	(0.48)
Net Realized Gain	—		(7.45)	(3.54)	(3.39)	(0.86)	(0.18)
Total Distributions	(0.10)		(7.95)	(4.03)	(3.83)	(1.28)	(0.66)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$15.00		$15.75	$28.24	$23.41	$23.21	$17.92
Total Return++	(4.20	)%#	(16.63)%	38.85%	17.66%	37.28%	37.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$858,357		$911,819	$1,635,926	$1,209,668	$1,097,718	$897,551
Ratio of Expenses to Average Net Assets (1)	0.92	%*+	0.90%+	0.87%	0.89%	0.97%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.89	%*+	0.88%+	0.87%	0.89%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.85	%*+	1.23%+	1.55%	1.87%	2.02%	3.08%
Portfolio Turnover Rate	20	%#	38%	36%	33%	21%	17%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.01%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	N/A	3.07%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	121

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Six Months Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.53		$27.96	$23.21	$23.04	$17.80	$13.47
Income (Loss) from Investment Operations
Net Investment Income†	0.13		0.27	0.37	0.38	0.35	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		(4.82)	8.34	3.56	6.13	4.50
Total from Investment Operations	(0.67)		(4.55)	8.71	3.94	6.48	4.95
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.43)	(0.42)	(0.38)	(0.38)	(0.44)
Net Realized Gain	—		(7.45)	(3.54)	(3.39)	(0.86)	(0.18)
Total Distributions	(0.09)		(7.88)	(3.96)	(3.77)	(1.24)	(0.62)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$14.77		$15.53	$27.96	$23.21	$23.04	$17.80
Total Return++	(4.38	)%#	(16.80)%	38.52%	17.37%	36.95%	37.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$153,032		$171,578	$268,537	$157,650	$149,180	$70,146
Ratio of Expenses to Average Net Assets (1)	1.17	%*+	1.15%+	1.12%	1.14%	1.22%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.14	%*+	1.13%+	1.12%	1.14%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.62	%*+	1.02%+	1.37%	1.60%	1.76%	2.83%
Portfolio Turnover Rate	20	%#	38%	36%	33%	21%	17%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.26%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	N/A	2.82%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

122	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

U.S. Small/Mid Cap Value Portfolio

	Class I
			Period from
			September
	Six Months		27, 2007^ to
	Ended June 30,		December
Selected Per Share Data and Ratios	2008 (unaudited)		31, 2007
Net Asset Value, Beginning of Period	$9.47		$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.00	‡	0.00	‡
Net Realized and Unrealized Loss on Investments	(1.07)		(0.52)
Total from Investment Operations	(1.07)		(0.52)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)
Total Distributions	—		(0.01)
Redemption Fees	—		—
Net Asset Value, End of Period	$8.40		$9.47
Total Return++	(11.30	)%#	(5.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,590		$20,112
Ratio of Expenses to Average Net Assets	1.01	%*+	1.30	%*+
Ratio of Expenses to Average Net Assets Excluding Non	1.01	%*+	—
Operating Expenses
Ratio of Net Investment Income to Average Net Assets	0.05	%*+	0.09	%*+
Portfolio Turnover Rate	34	%#	38	%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	123

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

U.S. Small/Mid Cap Value Portfolio

	Class P
			Period from
			September
	Six Months		27, 2007^ to
	Ended June 30,		December
Selected Per Share Data and Ratios	2008 (unaudited)		31, 2007
Net Asset Value, Beginning of Period	$9.47		$10.00
Income (Loss) from Investment Operations
Net Investment Loss†	(0.01)		0.00	‡
Net Realized and Unrealized Loss on Investments	(1.08)		(0.52)
Total from Investment Operations	(1.09)		(0.52)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)
Total Distributions	—		(0.01)
Redemption Fees	—		—
Net Asset Value, End of Period	$8.38		$9.47
Total Return++	(11.42	)%#	(5.31	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$84		$95
Ratio of Expenses to Average Net Assets	1.28	%*+	1.55	%*+
Ratio of Expenses to Average Net Assets Excluding Non	1.28	%*+	—
Operating Expenses
Ratio of Net Investment Loss to Average Net Assets	(0.22	)%*+	(0.16	)%*+
Portfolio Turnover Rate	34	%#	38	%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	124

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Emerging Markets Debt Portfolio

	Class I††
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 11.47		$11.99		$ 11.61	$ 10.92	$ 10.59	$ 8.85
Income (Loss) from Investment Operations
Net Investment Income†	0.51		0.71		0.49	0.81	0.78	0.75
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		(0.23)		0.80	0.57	0.30	1.77
Total from Investment Operations	0.34		0.48		1.29	1.38	1.08	2.52
Distributions from and/or in Excess of:
Net Investment Income	—		(1.00)		(0.91)	(0.69)	(0.75)	(0.78)
Total Distributions	—		(1.00)		(0.91)	(0.69)	(0.75)	(0.78)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$ 11.81		$11.47		$ 11.99	$ 11.61	$ 10.92	$ 10.59
Total Return++	2.96	%#	4.68	%^	11.08%^	12.78%	10.07%^	28.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 20,702		$52,686		$ 81,212	$ 92,294	$ 81,109	$ 54,647
Ratio of Expenses to Average Net Assets (1)	0.76	%*+	0.93	%+	0.93%	1.01%	1.04%	1.16%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.75	%*+	0.85	%+	0 .92%	1.00%	1.04%	1.13%
Ratio of Net Investment Income to Average Net Assets	8.78	%*+	6.28	%+	6 .11%	7.02%	7.33%	7.48%
Portfolio Turnover Rate	136	%#	155%		55%	84%	151%	216%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.32	%*+	1.21	%+	1.04%	N/A	1.07%	N/A
Net Investment Income to Average Net Assets	8.21	%*+	6.00	%+	6.00%	N/A	7.30%	N/A

††

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been rested to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	125

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Emerging Markets Debt Portfolio

	Class P††
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2008 (unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 11.77		$12.29		$ 11.85	$ 11.16	$ 10.80	$ 9.00
Income (Loss) from Investment Operations
Net Investment Income†	0.47		0.69		0.50	0.78	0.78	0.75
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		(0.23)		0.81	0.60	0.30	1.80
Total from Investment Operations	0.32		0.46		1.31	1.38	1.08	2.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.98)		(0.87)	(0.69)	(0.72)	(0.75)
Total Distributions	—		(0.98)		(0.87)	(0.69)	(0.72)	(0.75)
Redemption Fees	—		0.00	‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$ 12.09		$11.77		$ 12.29	$ 11.85	$ 11.16	$ 10.80
Total Return++	2 .81	%#	4 .29	%^	10 .79%^	12 .54%	9 .90%^	28.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 1,379		$870		$ 565	$ 596	$ 437	$ 429
Ratio of Expenses to Average Net Assets (1)	1.03	%*+	1.20	%+	1.17%	1.26%	1.29%	1.41%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.02	%*+	1.10	%+	1.16%	1.25%	1.29%	1.38%
Ratio of Net Investment Income to Average Net Assets	7.94	%*+	5.99	%+	5.94%	6.70%	7.07%	7.23%
Portfolio Turnover Rate	136	%#	155%		55%	84%	151%	216%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.74	%*+	1.49	%+	1.29%	N/A	1.32%	N/A
Net Investment Income to Average Net Assets	7.22	%*+	5.71	%+	5.82%	N/A	7.04%	N/A

††

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been rested to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio was 1.25% for Class P shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class P shares.

*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

126	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Emerging Markets Debt Portfolio

	Class H
	Period from
	January 2,
	2008^
	to June 30,
Selected Per Share Data and Ratios	2008 (unaudited)
Net Asset Value, Beginning of Period	$ 11.86
Income (Loss) from Investment Operations
Net Investment Income†	0.39
Net Realized and Unrealized Loss on Investments	(0.18)
Total from Investment Operations	0.21
Distributions from and/or in Excess of:
Total Distributions	—
Redemption Fees	—
Net Asset Value, End of Period	$ 12.07
Total Return++	2.29	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 4,757
Ratio of Expenses to Average Net Assets (1)	1.11	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.03	%*+
Ratio of Net Investment Income to Average Net Assets	6.48	%*+
Portfolio Turnover Rate	136	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.89	%*+
Net Investment Income to Average Net Assets	5.71	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value which does not reflect sales charge, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	127

2008 Semi-Annual Report

June 30, 2008

Financial Highlights

Emerging Markets Debt Portfolio

	Class L
	Period from
	June 16, 2008^
	to June 30,
Selected Per Share Data and Ratios	2008 (unaudited)
Net Asset Value, Beginning of Period	$ 11.84
Income (Loss) from Investment Operations
Net Investment Loss†	(0.01)
Net Realized and Unrealized Gain on Investments	0.15
Total from Investment Operations	0.14
Distributions from and/or in Excess of:
Total Distributions	—
Redemption Fees	—
Net Asset Value, End of Period	$ 11.98
Total Return++	1.18	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 86
Ratio of Expenses to Average Net Assets (1)	9.29	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.56	%*+
Ratio of Net Investment Loss to Average Net Assets	(1.45	)%*+
Portfolio Turnover Rate	136	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	12.57	%*+
Net Investment Loss to Average Net Assets	(4.73	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

128	The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of eighteen separate, active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to four different classes of shares for certain Portfolios – Class I shares, Class P shares, Class H shares and Class L shares. Effective January 2, 2008, Class A shares and Class B shares of the Portfolios were renamed Class I shares and Class P shares, respectively. Each Portfolio (with the exception of the Global Real Estate, International Growth Active Extension, International Small Cap and Emerging Markets Debt Portfolios), offers two classes of shares - Class I and Class P. Global Real Estate, International Growth Active Extension and Emerging Markets Debt Portfolios offer Class I shares, Class P shares, Class H shares and Class L shares and International Small Cap Portfolio offers Class I shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights. Effective January 2, 2008, the Class H shares commenced operations for the Global Real Estate, International Growth Active Extension and Emerging Markets Debt Portfolios. Effective May 1, 2008, Focus Equity and U.S. Large Cap Growth Portfolios were renamed Focus Growth and Capital Growth Portfolios, respectively. Effective June 16, 2008, the Class L shares commenced operations for the Global Real Estate, International Growth Active Extension and Emerging Markets Debt Portfolios.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return consistent with preservation of capital.

The Global Franchise,, International Real Estate, and U.S. Real Estate Portfolios are currently closed to new investors. However, these Portfolios will continue to offer shares as follows: (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolios in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolios are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, (7) to benefit plans sponsored by Morgan Stanley and its affiliates, and (8) through certain mutual fund wrap programs sponsored by affiliates of the Adviser. The Portfolios will continue to offer shares of the Portfolios to existing shareholders and may recommence offering shares of the Portfolios to other new investors in the future.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank, prior to the close of the NYSE, as follows:

•      investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

•      investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Portfolio of Investments.

3.     Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

4.     Loan Agreements: Certain Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. A Portfolio’s investments in Loans may be in the form of participation in Loans (“Participation”) or assignments of all or a portion of Loans (“Assignments”) from third parties. A Portfolio’s investment in a Participation typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

5.     Short Sales: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio’s records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6.     Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2008 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)
Active International Allocation	$63,789	$67,200
Emerging Markets	299,881	318,668
Global Value Equity	1,049	1,113
International Equity	486,073	639,661
International Growth Equity	6,182	6,492
International Magnum	5,217	5,492
U.S. Real Estate	285,620	288,482

The following Portfolios had income from securities lending (after rebates to borrowers and fees paid to securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)
Active International Allocation	$991
Emerging Markets	1,036
Global Real Estate	6
Global Value Equity	35
International Equity	4,318
International Growth Equity	84
International Magnum	99
U.S. Real Estate	631
Emerging Markets Debt	7

7.    Structured Securities: The Emerging Markets Debt Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

8.     Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as a realized gain or loss in the Statements of Operations. Due from (to) broker includes both initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

9.     Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

At June 30, 2008, the Portfolios did not have any outstanding options written.

10.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT I, LLC the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2008, BRCP REIT I, LLC has drawn down approximately $3,055,000 which represents 43.6% of the commitment. In addition, the Portfolio received return of capital distributions totaling approximately $230,000.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT II, LLC the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2008, BRCP REIT II, LLC has drawn down approximately $5,754,000 which represents 63.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Exeter Industrial Value Fund LP the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2008, Exeter Industrial Value Fund LP has drawn down approximately $800,000 which represents 40.0% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Exeter Industrial Value Fund LP the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2008, Exeter Industrial Value Fund LP has drawn down approximately $3,400,000 which represents 40.0% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2008, Keystone Industrial Fund, LP has drawn down approximately $5,703,000 which represents 76.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $5,000,000 for which it will receive 5,000,000 shares of common stock. As of June 30, 2008, Keystone Industrial Fund II, LP has not drawn down on the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $10,000,000 for which it will receive 10,000,000 shares of common stock. As of June 30, 2008, Keystone Industrial Fund II, LP has not drawn down on the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2008, Cabot Industrial Value Fund, LP has drawn down approximately $4,500,000 which represents 60.0% of the commitment.

11.  Redemption Fees: The following redemption fees are designed to protect each Portfolio and its shareholders from the effects of short-term trading. Shares of the Active International Allocation, Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Growth Active Extension, International Growth Equity, International Magnum, International Real Estate, International Small Cap, Large Cap Relative Value, Small Company Growth, U.S. Real Estate and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee. Shares of the Capital Growth, Focus Growth, and U.S. Small/Mid Cap Value Portfolios redeemed within 7 days of purchase may be

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

subject to a 2% redemption fee. These fees, if any, are included on the Statements of Changes in Net Assets.

12.  Restricted Securities: Certain Portfolios may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period.

13.  New Accounting Pronouncements: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

14.  Fair Value Measurement: The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three board levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ investments carried at value:

	Investments	Investments	Investments		Other	Other	Other
	in	in	in	Total for	Financial	Financial	Financial	Total for Other
	Securities	Securities	Securities	Investments	Instrument*	Instrument*	Instrument*	Financial
	(Level 1)	(Level 2)	(Level 3)	in Securities	(Level 1)	(Level 2)	(Level 3)	Instruments
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Active International Allocation	$ 780,768	$ 168,336	$ —	$ 949,104	$ (5,877)	$ 1,852	$ —	$ (4,025)
Emerging Markets	2,746,146	346,976	—	3,093,122	—	(42)	—	(42)
Global Franchise	105,250	2,131	—	107,381	—	(156)	—	(156)
Global Real Estate	808,773	33,390	800	842,963	—	1	—	1
Global Value Equity	54,298	1,931	—	56,229	—	(61)	—	(61)
International Equity	4,845,343	911,094	—	5,756,437	—	(1,375)	—	(1,375)
International Growth
Active Extension	9,709	480	—	10,189	—	—	—	—
International Growth Equity	69,926	8,979	—	78,905	—	—@	—	—
International Magnum	87,890	9,103	—	96,993	—	279	—	279
International Real Estate	968,163	15,284	—	983,447	—	—	—	—
International Small Cap	551,854	12,810	—	564,664	—	3	—	3
Capital Growth	1,351,162	—	—	1,351,162	—	—	—	—
Focus Growth	14,985	403	—	15,388	—	—	—	—
Large Cap Relative Value	223,374	28,680	—	252,054	—	—	—	—
Small Company Growth	1,518,147	14,086	22,013	1,554,246	—	—	—	—
U.S. Real Estate	941,005	338,903	22,412	1,302,320	—	—	—	—
U.S. Small/Mid Cap Value	21,894	1,898	—	23,792	—	—	—	—
Emerging Markets Debt	—	26,760	14	26,774	—	(52)	—	(52)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	12/31/07	Premiums	gain (loss)	(depreciation)	(sales)	Level 3	6/30/08
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Active International Allocation	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Emerging Markets	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	200	—	—	—@	600	—	800
Global Value Equity	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	—	—
International Growth Active Extension	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—
Capital Growth	—	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—
Small Company Growth	7,581	—	—	6,332	—	8,100	22,013
U.S. Real Estate	18,833	—	(242)	1,552	2,269	—	22,412
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—
Emerging Markets Debt	114	—@	(15)	(19)	(66)	—	14

@ Amount is less than $500.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Other Financial Instruments:

Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	12/31/07	Premiums	gain (loss)	(depreciation)	(sales)	Level 3	6/30/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Active International Allocation	$—	$—	$—	$—	$—	$—	$—
Emerging Markets	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	—	—
International Growth Active Extension	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—
Capital Growth	—	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—
U.S. Real Estate	—	—	—	—	—	—	—
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—

*Other financial instruments include futures and forwards.

Following is the amounts of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at June 30, 2008:

	Investments	Other Financial
	in Securities	Instruments
Portfolio	(000)	(000)
Active International Allocation	$—	$—
Emerging Markets	—	—
Global Franchise	—	—
Global Real Estate	—@	—
Global Value Equity	—	—
International Equity	—	—
International Growth Active Extension	—	—
International Growth Equity	—	—
International Magnum	—	—
International Real Estate	—	—
International Small Cap	—	—
Capital Growth
Focus Growth	—	—
Large Cap Relative Value	—	—
Small Company Growth	6,332	—
U.S. Real Estate	291	—
U.S. Small/Mid Cap Value	—	—
Emerging Markets Debt	(5)	—

@ Amount is less than $500.

15. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Certain Portfolios may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below. MS Investment Management has voluntarily agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the total annual operating expenses, excluding bank overdraft, certain foreign taxes, transfer agent fees for Class H and Class L Shares and extraordinary expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

	Average Daily Net	Advisory
Portfolio	Assets	Fee
Active International Allocation	first $1.0 billion	0.65%
	over $1.0 billion	0.60
Emerging Markets	first $500 million	1.25
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00
Global Franchise	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
Global Real Estate		0.85
Global Value Equity	first $1.0 billion	0.67
	next $500 million	0.645
	next $1.0 billion	0.62
	next $1.0 billion	0.595
	next $1.0 billion	0.57
	over $4.5 billion	0.545
International Equity	first $10 billion	0.80
	over $10 billion	0.75
International Growth Active	first $1.0 billion	1.15
Extension	next $500 million	1.05
	over $1.5 billion	0.95
International Growth Equity	first $1.0 billion	0.75
	over $1.0 billion	0.70
International Magnum	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
International Real Estate		0.80
International Small Cap	first $1.5 billion	0.95
	over $1.5 billion	0.90
Capital Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Focus Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Large Cap Relative Value	first $150 million	0.50
	next $100 million	0.45
	next $100 million	0.40
	over $350 million	0.35
Small Company Growth	first $1.0 billion	0.92%
	next $500 million	0.85
	over $1.5 billion	0.80
U.S. Real Estate	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70
U.S. Small/Mid Cap Value		0.67
Emerging Markets Debt	first $500 million	0.75
	next $500 million	0.70
	over $1.0 billion	0.65

	Maximum Expense Ratio
	Class		Class		Class	Class
	I		P		H	L
Active International Allocation	0.80%		1.05%		N/A	N/A
Emerging Markets	1.65%		1.90%		N/A	N/A
Global Franchise	1.00%		1.25%		N/A	N/A
Global Real Estate	1.05%		1.30%		1.30%	1.80%
Global Value Equity	1.00%		1.25%		N/A	N/A
International Equity	1.00%		1.25%		N/A	N/A
International Growth Active Extension	1.25%		1.50%		1.50%	2.00%
International Growth Equity	1.00%		1.25%		N/A	N/A
International Magnum	1.00%		1.25%		N/A	N/A
International Real Estate	1.00%		1.25%		N/A	N/A
International Small Cap	1.15%		N/	A	N/A	N/A
Capital Growth	0.80%		1.05%		N/A	N/A
Focus Growth	1.00%		1.25%		N/A	N/A
Large Cap Relative Value	0.70%		0.95%		N/A	N/A
Small Company Growth	1.10%		1.35%		N/A	N/A
U.S. Real Estate	1.00%		1.25%		N/A	N/A
U.S. Small/Mid Cap Value	N/	A	N/	A	N/A	N/A
Emerging Markets Debt	0.85%		1.10%		1.10%	1.60%

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended June 30, 2008, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Active International Allocation	$ 90
Global Real Estate	—@
Global Value Equity	—@
International Growth Active Extension	110
International Growth Equity	39
International Magnum	103
Focus Growth	42
Emerging Markets Debt	131

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Ltd., Morgan Stanley Asset & Investment Trust Management Co., Limited

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

and Morgan Stanley Investment Management Co. (each a “Sub- Adviser”), all wholly-owned subsidiaries of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Fund, its officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

C.  Administration Fees: MS Investment Management (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.  Distribution and Shareholder Servicing Fees:

Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund’s Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund had adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plans, each applicable Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class P and Class H shares.

In addition, the Fund has adopted a Distribution and Shareholder Service Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Service Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E.  Dividend Disbursing and Transfer Agent: Effective June 9, 2008, the Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. Prior to June 9, 2008, JPMorgan Investor Services Company provided dividend disbursing and transfer agency services for the Fund.

F.  Custodian Fees: JPMorgan Chase Bank, N.A. (the ‘‘Custodian’’) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G.  Portfolio Investment Activity:

1.     Security Transactions: During the six months ended June 30, 2008, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

	Purchases	Sales
Portfolio	(000)	(000)
Active International Allocation	$49,124	$159,573
Emerging Markets	1,472,979	1,620,194
Global Franchise	28,003	17,915
Global Real Estate	427,768	107,727
Global Value Equity	11,389	32,926
International Equity	955,936	1,639,865
International Growth Active
Extension	3,005	1,781
International Growth Equity	72,051	13,028
International Magnum	11,540	34,629
International Real Estate	380,963	393,855
International Small Cap	146,630	294,778
Capital Growth	357,787	356,062
Focus Growth	3,087	2,507
Large Cap Relative Value	64,795	72,628
Small Company Growth	389,079	437,416
U.S. Real Estate	201,341	243,478
U.S. Small/Mid Cap Value	12,785	7,264
Emerging Markets Debt	58,794	84,617

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

2.              Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio’s transactions in the shares of the Liquidity Funds during the six months ended June 30, 2008 is set forth below:

	Market Value
	December 31,	Purchases	Sales	Dividend	Market Value
	2007	at Cost	Proceeds	Income	June 30, 2008
Portfolio	(000)	(000)	(000)	(000)	(000)
Active International Allocation	$71,488	$142,151	$97,947	$1,552	$115,692
Emerging Markets	35,567	612,781	542,673	683	105,675
Global Franchise	2,268	24,132	24,269	57	2,131
Global Real Estate	—	—	(33,390)	437	33,390
Global Value Equity	783	10,582	10,319	13	1,046
International Equity	108,256	1,454,411	1,149,002	2,863	413,665
International Growth Active Extension	43	2,886	2,794	2	135
International Growth Equity	13,311	66,117	77,402	67	2,026
International Magnum	6,786	38,734	41,957	81	3,563
International Real Estate	—	244,415	229,130	525	15,285
International Small Cap	—	144,460	131,650	177	12,810
Capital Growth	24,808	268,220	293,028	386	—
Focus Growth	1,147	2,614	3,358	11	403
Large Cap Relative Value	4,943	55,934	46,926	170	13,952
Small Company Growth	13,933	253,536	253,382	447	14,086
U.S. Real Estate	—	337,977	223,523	657	114,453
U.S. Small/Mid Cap Value	1,278	10,489	10,338	25	1,429
Emerging Markets Debt	1,887	54,697	54,077	55	2,507

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the six months ended June 30, 2008, advisory fees paid were reduced as follows:

Rebate
Portfolio	(000)
Active International Allocation	$49
Emerging Markets	23
Global Franchise	2
Global Real Estate	14
Global Value Equity	1
International Equity	92
International Growth Active Extension	—
International Growth Equity	2
International Magnum	2
International Real Estate	16
International Small Cap	6
Capital Growth	11
Focus Growth	—
Large Cap Relative Value	6
Small Company Growth	13
U.S. Real Estate	22
U.S. Small/Mid Cap Value	1
Emerging Markets Debt	2

The Emerging Markets Equity Portfolio invests in Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund was acquired at a cost of $3,415,000.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows.

Market				Market
Value				Value
December				June
31,	Purchases	Sales	Dividend	30,
2007	At Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$28,374	—	—	—	$17,032

During the six months ended June 30, 2008, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

Broker
Commissions
Portfolio	(000)
Emerging Markets	$ 4
Global Franchise	—@
Global Real Estate	44
Global Value Equity	—@
International Real Estate	65
Capital Growth	1
Focus Equity	—@
Large Cap Relative Value	2
Small Company Growth	2
U.S. Small/Mid Cap Value	1
U.S. Real Estate	1

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Additionally, during the six months ended June 30, 2008, Emerging Markets Portfolio paid approximately $36,000 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

H.  Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Each Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolios adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolios’ financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

	2007 Distributions		2006 Distributions
	Paid From:		Paid From:
		Long-
		term		Long-term
	Ordinary	Capital	Ordinary	Capital
	Income	Gain	Income	Gain
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$43,168	$ 50,249	$22,425	$—
Emerging Markets	111,228	501,698	18,163	365,634
Global Franchise	1,348	17,751	1,579	6,022
Global Real Estate	31,622	3,308	2,647	84
Global Value Equity	2,759	13,384	2,202	6,107
International Equity*	205,097	800,160	217,756	1,050,872
International Growth Active Extension	—	—	—	—
International Growth Equity	127	260	84	—
International Magnum	4,349	6,016	2,676	13,917
International Real Estate	91,243	63,755	43,788	17,429
International Small Cap	21,636	212,655	36,378	213,836
Capital Growth	5,423	—	184	—
Focus Growth	22	—	—	—
Large Cap Relative Value	5,050	11,838	3,869	11,341
Small Company Growth	—	82,806	—	148,745
U.S. Real Estate	69,511	339,875	47,476	198,314
U.S. Small/Mid Cap Value	18	—	—	—
Emerging Markets Debt	4,283	—	5,968	—

*Amounts based on October 31 tax year end.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT adjustments, foreign currency transactions, foreign futures and options transactions, short sales, defaulted bonds, paydown adjustments, return of capital from certain securities, expiring capital losses, distribution reclass, foreign taxes paid on capital gains, net operating losses, nondeductible expenses, certain equity securities designated as issued by “passive foreign investment companies” and excess distributions resulted in the following reclassifications among the Portfolios’ components of net assets at December 31, 2007:

	Accumulated
	Undistributed
	(Distribution
	in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Active International Allocation	$11,159	$(11,159)	$—
Emerging Markets	(7,627)	7,631	(4)
Global Franchise	(1,547)	1,547	—
Global Real Estate	3,295	(3,254)	(41)
Global Value Equity	(102)	115	(13)
International Equity	(9,147)	9,424	(277)
International Growth Active Extension	20	(6)	(14)

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

	Accumulated
	Undistributed
	(Distribution
	in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
International Magnum	$1,520	$(1,520)	$—
International Real Estate	29,710	29,710)	—@
International Small Cap	2,437	(2,437)	—
Capital Growth	(37)	37	—
Focus Growth	2	(2)	—
Large Cap Relative Value	(3)	11	(8)
Small Company Growth	8,843	7,548	(16,391)
U.S. Real Estate	11,898	(12,855)	957
U.S. Small/Mid Cap Value	1	—	(1)
Emerging Markets Debt	1,876	5,331	(7,207)

@ Amount is less than $500.

At December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term
	Income	Capital Gain
Portfolio	(000)	(000)
Active International Allocation	$ 980	$40,186
Emerging Markets	46,240	78,079
Global Franchise	910	1,482
Global Real Estate	194	1,812
Global Value Equity	241	662
International Growth Equity	9	267
International Magnum	—	2,533
International Real Estate	152	5,252
International Small Cap	—	30,493
Capital Growth	114	1,427
Large Cap Relative Value	3	1,219
U.S. Real Estate	1,393	66,270
U.S. Small/Mid Cap Value	26	—

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2007.

At June 30, 2008, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$829,621	$182,934	$(63,451)	$119,483
Emerging Markets	2,779,100	507,205	(193,183)	314,022
Global Franchise	100,414	17,937	(10,970)	6,967
Global Real Estate	1,013,002	2,726	(172,765)	(170,039)
Global Value Equity	54,325	9,796	(7,892)	1,904
International Equity	5,236,206	907,156	(386,925)	520,231
International Growth Active Extension	14,140	741	(1,573)	(832)
International Growth Equity	86,067	2,595	(9,757)	(7,162)
International Magnum	86,489	16,828	(6,324)	10,504
International Real Estate	1,264,882	18,465	(299,900)	(281,435)
International Small Cap	605,725	71,724	(112,785)	(41,061)
Capital Growth	1,204,278	300,759	(153,875)	146,884
Focus Growth	13,746	3,594	(1,952)	1,642
Large Cap Relative Value	265,009	24,671	(37,626)	(12,955)
Small Company Growth	1,536,928	251,637	(234,319)	17,318
U.S. Real Estate	1,352,250	103,890	(153,820)	(49,930)
U.S. Small/Mid Cap Value	26,327	926	(3,461)	(2,535)
Emerging Markets Debt	27,095	466	(787)	(321)

At December 31, 2007, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Expiration Date December 31, (000)
Portfolio	2009	2010	2011	2012	2013	2015	Total
Active International Allocation	$—	$—	$—	$—	$—	$52	$52
Focus Growth	—	15,905	—	296	—	—	16,201
Large Cap Relative Value*	16,091	32,106	—	—	—	—	48,197
Small Company Growth	—	14,422	—	—	—	—	14,422
Emerging Markets Debt	778	—	—	—	—	—	778

*Capital loss carryover from target fund.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The amounts reflected in the capital loss carryforward table for Large Cap Relative Value Portfolio represent capital loss carryforward brought forward as a result of the Portfolio’s merger with the MSIFT Equity Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

In addition, the amounts reflected in the capital loss carryforward table above for the Small Company Growth Portfolio represent capital loss carryforward acquired from MSIFT Small Cap Growth Portfolio after limitations pursuant to Internal Revenue Code, Section 383.

During the year ended December 31, 2007, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Active International Allocation	$14,711
Capital Growth	66,874
Focus Growth	1,359
Large Cap Relative Value	2,838
Small Company Growth	4,660
Emerging Markets Debt	4,217

The Large Cap Relative Value Portfolio utilized approximately $2,838,000 of the capital losses acquired from MSIFT Equity Portfolio for federal tax purposes during the year ended December 31, 2007.

The Small Company Growth Portfolio utilized approximately $4,660,000 of the capital losses acquired from MSIFT Small Cap Growth Portfolio for federal tax purposes during the year ended December 31, 2007.

During the year ended December 31, 2007, the Emerging Markets Debt Portfolio had expired capital loss carryforwards for U.S. Federal income tax purposes of approximately $5,544,000.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

	Capital	Currency	PFIC
	Losses	Losses	Losses
Portfolio	(000)	(000)	(000)
Active International Allocation	$—	$1,851	$—
Global Real Estate	—	96	7,350
Global Value Equity	—	—	1
International Growth Active Extension	26	5	—
International Growth Equity	—	6	—
International Magnum	—	524	7
International Real Estate	—	—	17,172
International Small Cap	—	335	—
Capital Growth	—	85	—
Focus Growth	282	—	—
U.S. Real Estate	—	19	—
U.S. Small/Mid Cap Value	41	—	—

For the six months ended June 30, 2008, the International Equity Portfolio realized gains from in-kind redemptions of approximately $6,056,000 and the Emerging Markets Debt Portfolio realized losses from in-kind redemptions of approximately $669,000. The gains and losses are not taxable income to the Portfolios.

I. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios’ investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

Global Real Estate, International Real Estate and U.S. Real Estate Portfolios invest a significant portion of their assets in securities of real estate investment trusts (REIT). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolios.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer’s share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty’s failure to complete the transaction.

At June 30, 2008, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Class P	Class H	Class L
Active International Allocation	—%	39.8%	—%	—%
Emerging Markets	48.1	91.1	—	—
Global Franchise	73.6	—	—	—
Global Real Estate	34.9	35.5	—	—
Global Value Equity	51.1	91.3	—	—
International Equity	11.2	79.0	—	—
International Growth Active Extension	—	—	—	—
International Growth Equity	98.3	30.7	—	—
International Magnum	—	79.1	—	—
International Real Estate	54.9	42.0	—	—
International Small Cap	22.3	—	—	—
Capital Growth	28.7	88.0	—	—
Focus Growth	—	23.0	—	—
Large Cap Relative Value	71.8	97.4	—	—
Small Company Growth	33.7	54.1	—	—
U.S. Real Estate	28.9	76.7	—	—
U.S. Small/Mid Cap Value	23.9	—	—	—
Emerging Markets Debt	—	22.9	—	—

K. Reverse Stock Split: After the close of business on March 17, 2006, Emerging Markets Debt Portfolio effected a 1 for 3 reverse stock split for Class I and Class P shares of the Portfolio. All transactions in capital stock and per share data prior to March 18, 2006 have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Portfolio.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

An Important Notice Concerning our U.S. Privacy Policy

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually. The following Policy applies to current and former individual clients of the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non individual clients or account holders. Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUND RESPECTS YOUR PRIVACY

The Fund appreciates that you have provided your personal financial information and strive to maintain the privacy of such information. This Policy describes, and is designed to help you understand, what non-public personal information the Fund may collect about you, why the Fund collects it, and when the Fund may share it with others. Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1.  WHAT PERSONAL INFORMATION DOES THE FUND COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Fund collects and maintains accurate information about you. The Fund obtains this information from applications and other forms you submit, from your dealings with the Fund, and from third parties and other sources.

For example:

• The Fund collects information such as your name, address, e-mail address, and telephone/fax numbers through applications and other forms you may submit.

• The Fund may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive through your dealings and transactions with the Fund and other sources.

• The Fund may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DOES THE FUND DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Fund may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a.  Information the Fund discloses to affiliated companies:

The Fund does not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b.  Information the Fund discloses to third parties:

The Fund does not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on the Fund’s behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where the Fund may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process. When the Fund shares personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

An Important Notice Concerning our U.S. Privacy Policy (cont’d)

3.  HOW DOES THE FUND PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Fund and/or its service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you. The Fund and its service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Fund’s behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (800) 548-7786.

© 2008 Morgan Stanley Institutional Fund, Inc.

2008 Semi-Annual Report

June 30, 2008 (unaudited)

Director and Officer Information

Directors	Independent Registered Public Accounting Firm
Michael E. Nugent	Ernst & Young LLP
Frank L. Bowman	200 Clarendon Street
Michael Bozic	Boston, MA 02116-5072
Kathleen A. Dennis
James F. Higgins	Officers
Dr. Manuel H. Johnson	Michael E. Nugent
Joseph J. Kearns	Chairman of the Board and Director
Michael F. Klein
W. Allen Reed	Ronald E. Robison
Fergus Reid	President and Principal Executive Officer

Investment Adviser and Administrator	Kevin Klingert
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, NY 10036	Dennis F. Shea
Vice President
Distributor
Morgan Stanley Distribution, Inc.	Amy R. Doberman
One Tower Bridge Road	Vice President
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Carsten Otto
Chief Compliance Officer
Dividend Disbursing and Transfer Agent
Morgan Stanley Services Company, Inc.	Stefanie V. Chang Yu
P.O. Box 219804	Vice President
Kansas City, MO 64121-9804
Mary E. Mullin
Custodian	Secretary
JPMorgan Chase Bank, N.A.
270 Park Avenue	James W. Garrett
New York, NY 10017	Treasurer and Chief Financial Officer

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019-6131

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/msim. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling 1(800) 548-7786 or by visiting our website at www.morganstanley.com/msim. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/msim or call 1(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSIF: (800) 548-7786

© 2008 Morgan Stanley

MSIFTSAR IU08-04352P-Y06/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

(a)        Refer to Item 1.

(b)        Not used.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund, Inc.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

By:	/s/ James W. Garrett

Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 15, 2008